                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07961

                            Mason Street Funds, Inc.

               (Exact name of registrant as specified in charter)

              720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

               (Address of principal executive offices) (Zip code)

       Jeffrey Michaelson, Assistant Controller, Mason Street Funds, Inc.

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 414-271-1444

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 35

                              REPORT ON FORM N-CSR
                     RESPONSES FOR MASON STREET FUNDS, INC.

ITEM 1.         REPORTS TO STOCKHOLDERS

[PHOTO]




Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             September 30, 2004


                                    [GRAPHIC]

MasonStreet
Funds/(SM)/

Table of Contents



                       Letter to Shareholders          1
                       ---------------------------------

                       Small Cap Growth Stock Fund     3
                       ---------------------------------

                       Aggressive Growth Stock Fund    6
                       ---------------------------------

                       International Equity Fund       9
                       ---------------------------------

                       Index 400 Stock Fund           13
                       ---------------------------------

                       Growth Stock Fund              20
                       ---------------------------------

                       Large Cap Core Stock Fund      23
                       ---------------------------------

                       Index 500 Stock Fund           26
                       ---------------------------------

                       Asset Allocation Fund          34
                       ---------------------------------

                       High Yield Bond Fund           49
                       ---------------------------------

                       Municipal Bond Fund            56
                       ---------------------------------

                       Select Bond Fund               63
                       ---------------------------------

                       Financial Statements           70
                       ---------------------------------

                       Notes to Financial Statements 120
                       ---------------------------------

This report is submitted for the general information of shareholders of Mason Street Funds(R). It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before investing.

Letter to Shareholders September 30, 2004

[PHOTO] This report covers the six months from April through September 2004, which is the first half of the fiscal year for the Mason Street Funds. During this period stock markets in the United States and abroad were generally sluggish, moving up and down with no pronounced pattern. For the six months ended September 2004, the S&P 500 Index (a widely used benchmark of U.S. equity performance) had a total return of -.18%. Stocks of smaller companies performed better: the S&P Small-Cap 600 had a total return of 2.19% for the period. Results of world markets were mixed; return of the EAFE (Europe-Australasia-Far East) Index (a broadly-based index of international equity markets) was .21%, but emerging markets, which are not included in this index, were generally stronger.

After a three-year period of steady interest rate reductions designed to stimulate economic growth, the Federal Reserve has raised short-term interest rates twice in the last six months. Each of these moves was accompanied by comments that indicated the purpose of the rate change was to prevent inflation from becoming a problem, rather than a desire to slow economic growth.

Bonds performed better than stocks for the six months ended September 2004, an unusual situation for a time of rising short-term interest rates. The total return of the Merrill Lynch Domestic Master Index (a broadly-based bond index) was .68% for the six months ended September 2004. Lower-rated bonds were significantly stronger: return of the Lehman High Yield Intermediate Market Index (an index of non-investment-grade bonds) was 3.83%. Bonds with longer maturities generally performed better than short-term issues, reflecting a belief among bond investors that the economic growth is likely to moderate.

If there is a pervasive theme in the current economic and investment landscape, it is uncertainty. The upcoming presidential election raises questions about future economic and tax policies, and mixed signals on key indicators such as consumer spending and business investment have created further uncertainty. Since investments, whether in stock and bond markets or in plants and equipment, are made based on future expectations, uncertainty can discourage investments of all types. This appears to be the case at present, since corporations and equity investors are flush with cash. But, at the end of September, three quarters of the way through 2004, the year has evolved quite differently from the consensus forecast at the beginning of the year.

Last January, the prevailing expectation (based on a consensus forecast published in The Wall Street Journal on January 2, 2004) was that the economy would grow at a rate of about 4% throughout the year. An expanding economy and improving corporate profits were expected to result in significant job creation. Although there was some concern that economic growth might ignite inflation, oil prices were expected to fall below $30 a barrel. Stock returns in the low double digits seemed a reasonable expectation for the year, following returns of more than 20% in 2003. Rising interest rates were expected to result in falling bond prices.

Now it appears that the economic growth experienced during 2003 was fueled largely by the tax cuts that became effective during 2002. Another key factor was rising home values, which, accompanied by very low interest rates, made it possible for consumers to tap the equity in their homes to spend on a variety of goods and services. At this point in the business cycle, nearly three years after the trough, the chief engine of growth usually shifts from consumers to industry, as companies add workers and new plants to meet increasing demand. But a combination of high productivity in this country and the availability of low-cost production capacity from countries such as China and India have limited the need to add to domestic capacity. The result has been a recovery with minimal creation of new jobs. Additionally, companies have been reluctant to spend even though their balance sheets are strong because a competitive pricing environment is squeezing margins. The result is that corporate earnings growth is slowing from the rapid rate experienced early in the recovery.

While official inflation numbers remain moderate, rapid increases in costs of essentials such as food, fuel and health care are hurting consumer confidence. The price of oil, a highly visible and essential item, recently reached a 21-year high, driven by strong global demand, economic instability in some oil-producing countries, and turbulent weather in U.S. oil-producing areas. Unless there is a substantial rebound in the job market, it is questionable whether debt-laden consumers can continue spending at their previous pace.

With such mixed signals, it is especially difficult to gauge the state and direction of the economy. There are reasons to believe that we could enter an extended period of moderate growth, including continued expansion in the service and manufacturing sectors. A deceleration of growth is not unusual after several years of recovery, and it is not necessarily negative, since an overheated economy is often followed by a recession. It now appears that the consensus estimate for 2005 is real growth around 3%, slightly below the long-term trend. It is possible that the stock market has been adjusting expectations throughout 2004 to reflect slower future growth.

We at Mason Street Advisors have always advised our clients to maintain diversified portfolios of investments, and the current year provides an excellent example of the value of diversification. It is also important to maintain a long-term outlook, rather than adjusting portfolio mix in response to near-term expectations. Markets are inherently uncertain, and this year has been a time of pronounced uncertainty. At the beginning of the year, there was a strong consensus that interest rates would rise and bonds would perform poorly. Some investors may have been tempted to respond to near-term expectations by reducing bond positions and over-emphasizing stocks. However, bonds have performed better than stocks during 2004. For most people, a portfolio with a mix of equity and bond investments will prove most satisfactory over time, generating positive long-term returns.

As always, we at Mason Street Advisors are committed to helping our clients plan and invest to meet their goals.

/s/ Mark G. Doll

Mark G. Doll

President
Mason Street Advisors, LLC

                          Small Cap Growth Stock Fund

                                                             September 30, 2004

Small Cap Growth Stock Fund

Sector Allocation 9/30/04


                                    [CHART]

Consumer Discretionary                             17%
Health Care                                        17%
Industrials                                        17%
Information Technology                             14%
Energy                                              8%
Financials                                          8%
Other Investments, Futures, and Other Assets, net  14%
Materials                                           5%


Sector Allocation is based on net assets.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Small Cap Growth Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  985.40    $6.94
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.77    $7.06
               -------------------------------------------------

Small Cap Growth Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  982.20    $10.14
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,014.54    $10.30
               -------------------------------------------------

Small Cap Growth Stock Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  982.20    $10.14
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,014.54    $10.30
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.40% for Class A shares, 2.05% for Class B shares, and 2.05% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Small Cap Growth Stock Fund


Small Cap Growth Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                                 Shares/Par     $ Value
-------------------------------------------------------
Common Stocks (92.0%)
Consumer Discretionary (16.8%)
Aaron Rents, Inc.                    37,822     823,006
*Digital Theater Systems, Inc.       15,850     289,263
*Getty Images, Inc.                   5,640     311,892
*Guitar Center, Inc.                 16,450     712,285
*Hibbett Sporting Goods, Inc.           100       2,049
*McCormick & Schmick's
  Seafood Restaurants, Inc.          13,333     159,863
*Multimedia Games, Inc.              14,700     227,850
*O'Reilly Automotive, Inc.            9,400     359,926
Orient-Express Hotel, Ltd. -
  Class A                            33,750     551,475
*Pinnacle Entertainment, Inc.        32,600     449,880
Polaris Industries, Inc.             10,960     611,787
Station Casinos, Inc.                11,440     561,018
Thor Industries, Inc.                 6,060     160,408
*WMS Industries, Inc.                23,200     596,008
-------------------------------------------------------
Total                                         5,816,710
-------------------------------------------------------

Consumer Staples (3.0%)
*Peet's Coffee & Tea, Inc.           19,900     465,461
*United Natural Foods, Inc.          21,600     574,560
-------------------------------------------------------
Total                                         1,040,021
-------------------------------------------------------

Energy (8.3%)
*FMC Technologies, Inc.              18,500     617,900
*Grant Prideco, Inc.                 35,520     727,805
*Harvest Natural Resources, Inc.      4,950      82,170
*National-Oilwell, Inc.              21,370     702,218
Patterson-UTI Energy, Inc.           39,480     752,884
-------------------------------------------------------
Total                                         2,882,977
-------------------------------------------------------

Financials (8.3%)
BankAtlantic Bancorp, Inc.           13,300     243,656
Boston Private Financial
  Holdings, Inc.                     10,050     250,848
First Republic Bank                   5,550     255,300
Investors Financial Services
  Corp.                              12,100     546,073
*Marlin Business Services, Inc.      26,700     500,892
National Financial Partners          16,800     601,104
*Placer Sierra Bancshares             7,800     163,800
*Silicon Valley Bancshares            8,900     330,813
-------------------------------------------------------
Total                                         2,892,486
-------------------------------------------------------

Health Care (17.4%)
*Bio-Rad Laboratories, Inc. -
  Class A                             3,110     158,921
*Bradley Pharmaceuticals, Inc.       16,250     330,688

                                  Shares/Par     $ Value
--------------------------------------------------------
Health Care (continued)
*Cerner Corp.                         10,050     434,763
*Endocardial Solutions, Inc.          18,400     212,888
*Inveresk Research Group, Inc.        13,800     509,082
*Kyphon, Inc.                         19,100     473,298
*Nabi Biopharmaceuticals              11,950     159,891
*Patterson Co., Inc.                   4,100     313,896
*Pediatrix Medical Group, Inc.         3,760     206,236
*Providence Service Corp.             25,200     488,124
*Psychiatric Solutions, Inc.          23,100     585,584
*Radiation Therapy Services, Inc.      7,600      86,184
*Renal Care Group, Inc.               12,400     399,652
*ResMed, Inc.                          6,770     322,320
*Salix Pharmaceuticals, Ltd.          13,100     281,912
Select Medical Corp.                  12,200     163,846
*Varian, Inc.                          6,120     231,764
*Ventana Medical Systems, Inc.        11,350     572,494
*Wright Medical Group, Inc.            5,050     126,856
--------------------------------------------------------
Total                                          6,058,399
--------------------------------------------------------

Industrials (16.8%)
C.H. Robinson Worldwide, Inc.         15,470     717,653
The Corporate Executive
  Board Co.                           14,350     878,793
*Corrections Corp. of America         16,910     597,938
*DiamondCluster International,
  Inc. - Class A                      21,700     264,740
*Forward Air Corp.                    13,500     540,270
*Intersections, Inc.                  11,950     175,068
*Knight Transportation, Inc.          34,260     733,849
MSC Industrial Direct Co., Inc. -
  Class A                             25,650     874,152
*Resources Connection, Inc.            7,950     300,351
*School Specialty, Inc.               14,800     583,268
Strayer Education, Inc.                1,280     147,213
--------------------------------------------------------
Total                                          5,813,295
--------------------------------------------------------

Information Technology (13.7%)
*Amphenol Corp. - Class A             20,330     696,505
*Cogent, Inc.                          7,750     141,205
*Cognizant Technology Solutions
  Corp.                               24,550     749,020
*CoStar Group, Inc.                      500      24,595
*Cree, Inc.                            6,140     187,454
*Digital River, Inc.                  12,250     364,805
*Electronics for Imaging, Inc.        10,200     165,648
*Entegris, Inc.                       30,390     253,453
*Euronet Worldwide, Inc.              18,250     341,640
*Genesis Microchip, Inc.              21,900     295,650
*Inforte Corp.                         6,500      44,850

                          Small Cap Growth Stock Fund

                                                             September 30, 2004


                                Shares/Par      $ Value
-------------------------------------------------------
Information Technology (continued)
*Ipayment, Inc.                      5,150     206,824
*MKS Instruments, Inc.              15,850     242,822
*Plexus Corp.                       10,900     120,336
*ScanSource, Inc.                    2,750     175,450
*Verint Systems, Inc.               15,740     579,862
*Westell Technologies, Inc. -
  Class A                           28,750     148,638
-------------------------------------------------------
Total                                        4,738,757
-------------------------------------------------------

Materials (5.5%)
Airgas, Inc.                        32,250     776,258
Minerals Technologies, Inc.         10,190     599,783
Silgan Holdings, Inc.               11,360     525,968
-------------------------------------------------------
Total                                        1,902,009
-------------------------------------------------------

Other Holdings (1.7%)
iShares Russell 2000 Index Fund      5,250     597,713
-------------------------------------------------------

Telecommunication Services (0.5%)
*Alamosa Holdings, Inc.             22,350     170,754
-------------------------------------------------------
Total Common Stocks
  (Cost $27,977,851)                        31,913,121
-------------------------------------------------------

Money Market Investments (9.8%)
Federal Government & Agencies (9.8%)
(b) Federal Home Loan Bank,
  1.50%, 10/1/04                 3,100,000   3,100,000
Federal National Mortgage
  Association, 1.46%, 10/6/04      300,000     299,939
-------------------------------------------------------
Total Money Market Investments
  (Cost $3,399,939)                          3,399,939
-------------------------------------------------------
Total Investments (101.8%)
  (Cost $31,377,790)(a)                     35,313,060
-------------------------------------------------------
Other Assets,
  Less Liabilities (-1.8%)                    (637,017)
-------------------------------------------------------
Total Net Assets (100.0%)                   34,676,043
-------------------------------------------------------

*Non-Income Producing

(a)At September 30, 2004 the aggregate cost of securities for federal tax purposes was $31,377,790 and the net unrealized appreciation of investments based on that cost was $3,935,270 which is comprised of $4,997,936 aggregate gross unrealized appreciation and $1,062,666 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                  Unrealized
                           Number of Expiration Appreciation/
Issuer                     Contracts    Date    (Depreciation)
--------------------------------------------------------------
Russell 2000 Index Futures
 (Total notional value at
 09/30/2004, $851,492)         3       12/04        $9,508

The Accompanying Notes are an Integral Part of the Financial Statements.

                         Aggressive Growth Stock Fund


Aggressive Growth Stock Fund

Sector Allocation 9/30/04

                                    [CHART]

Health Care                                   23%
Information Technology                        22%
Industrials                                   16%
Consumer Discretionary                        14%
Financials                                     9%
Energy                                         7%
Other Investments and Other Assets, net        9%


Sector Allocation is based on net assets.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Aggressive Growth Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  994.50    $6.48
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,018.27    $6.56
               -------------------------------------------------

Aggressive Growth Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  991.80    $9.69
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

Aggressive Growth Stock Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  991.00    $9.69
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.30% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                         Aggressive Growth Stock Fund

                                                             September 30, 2004

Aggressive Growth Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                              Shares/Par      $ Value
-----------------------------------------------------
Common Stocks (94.9%)
Consumer Discretionary (13.9%)
*Ann Taylor Stores Corp.          60,300    1,411,020
Circuit City Stores, Inc.         67,600    1,036,984
*Dick's Sporting Goods, Inc.      28,800    1,025,856
Fairmont Hotels & Resorts,
  Inc.                            71,320    1,948,462
Garmin, Ltd.                      51,700    2,236,025
Gentex Corp.                      49,160    1,726,991
*Getty Images, Inc.               28,060    1,551,718
Jones Apparel Group, Inc.         42,500    1,521,500
*Lamar Advertising Co. -
  Class A                         52,800    2,197,008
Michaels Stores, Inc.             30,460    1,803,537
*O'Reilly Automotive, Inc.        44,190    1,692,035
PETsMART, Inc.                    45,400    1,288,906
*Pixar, Inc.                      18,600    1,467,540
*Univision Communications,
  Inc. - Class A                  32,665    1,032,541
*Westwood One, Inc.               31,300      618,801
-----------------------------------------------------
Total                                      22,558,924
-----------------------------------------------------

Consumer Staples (1.4%)
*Smithfield Foods, Inc.           35,000      875,000
Whole Foods Market, Inc.          15,700    1,346,903
-----------------------------------------------------
Total                                       2,221,903
-----------------------------------------------------

Energy (7.4%)
BJ Services Co.                   49,450    2,591,675
*Cooper Cameron Corp.             49,600    2,720,064
*Nabors Industries, Ltd.          67,850    3,212,697
Pioneer Natural Resources Co.     45,300    1,561,944
*Smith International, Inc.        32,800    1,991,944
-----------------------------------------------------
Total                                      12,078,324
-----------------------------------------------------

Financials (8.9%)
*Ameritrade Holding Corp.        107,400    1,289,874
Assured Guaranty, Ltd.            50,500      841,330
*CapitalSource, Inc.             104,000    2,323,360
CIT Group, Inc.                   73,000    2,729,470
Investors Financial
  Services Corp.                  65,480    2,955,113
Legg Mason, Inc.                  37,005    1,971,256
The St. Joe Company               16,200      773,874
Ventas, Inc.                      62,600    1,622,592
-----------------------------------------------------
Total                                      14,506,869
-----------------------------------------------------

Health Care (22.9%)
*Angiotech
  Pharmaceuticals, Inc.           87,367    1,770,929

                                Shares/Par      $ Value
-------------------------------------------------------
Health Care (continued)
*Biogen Idec, Inc.                  42,400    2,593,608
Biomet, Inc.                        45,630    2,139,134
*Caremark Rx, Inc.                  66,797    2,142,180
*Charles River Laboratories
  International, Inc.               50,800    2,326,640
*Covance, Inc.                      52,800    2,110,416
*Cytyc Corp.                        84,500    2,040,675
*DaVita, Inc.                       68,300    2,127,545
*Elan Corp. PLC, ADR                70,000    1,638,000
Health Management
  Associates, Inc. - Class A       112,180    2,291,837
*Kinetic Concepts, Inc.             46,400    2,438,320
*Lincare Holdings, Inc.             36,900    1,096,299
Medicis Pharmaceutical Corp. -
  Class A                           40,000    1,561,600
*Neurocrine Biosciences, Inc.       22,600    1,065,816
*Patterson Co., Inc.                26,902    2,059,617
*St. Jude Medical, Inc.             29,210    2,198,637
*Varian Medical Systems, Inc.       32,100    1,109,697
*VCA Antech, Inc.                   71,600    1,477,108
*Waters Corp.                       67,300    2,967,930
-------------------------------------------------------
Total                                        37,155,988
-------------------------------------------------------

Industrials (16.2%)
*Apollo Group, Inc. - Class A        8,350      612,640
ARAMARK Corp. - Class B             82,800    1,998,792
Cintas Corp.                        43,700    1,837,148
The Corporate Executive
  Board Co.                         60,750    3,720,329
Deere & Co.                         24,140    1,558,237
Expeditors International of
  Washington, Inc.                  63,400    3,277,780
Fastenal Co.                        40,940    2,358,144
Graco, Inc.                        101,240    3,391,540
L-3 Communications
  Holdings, Inc.                    38,970    2,610,990
Manpower, Inc.                      33,270    1,480,182
Robert Half International, Inc.     71,700    1,847,709
*Stericycle, Inc.                   36,195    1,661,351
-------------------------------------------------------
Total                                        26,354,842
-------------------------------------------------------

Information Technology (22.1%)
Adobe Systems, Inc.                 26,850    1,328,270
*Amdocs, Ltd.                       50,680    1,106,344
*Avaya, Inc.                       105,900    1,476,246
CDW Corp.                           40,820    2,368,785
*Cognos, Inc.                       95,110    3,378,307
*DST Systems, Inc.                  24,800    1,102,856
Harris Corp.                        36,600    2,010,804

                         Aggressive Growth Stock Fund



                                  Shares/Par      $ Value
---------------------------------------------------------
Information Technology (continued)
Infosys Technologies, Ltd.,
  ADR                                 41,630    2,356,258
*Integrated Circuit Systems, Inc.     58,580    1,259,470
*Jabil Circuit, Inc.                  37,280      857,440
*KLA-Tencor Corp.                     23,250      964,410
*Kronos, Inc.                         27,300    1,209,117
*Lam Research Corp.                   81,700    1,787,596
Microchip Technology, Inc.            56,397    1,513,695
*NAVTEQ Corp.                         16,700      595,188
Paychex, Inc.                         66,612    2,008,352
*QLogic Corp.                         50,470    1,494,417
*Semtech Corp.                        79,130    1,516,922
*Silicon Laboratories, Inc.           30,700    1,015,863
*VeriSign, Inc.                       83,530    1,660,576
*Zebra Technologies
  Corp. - Class A                     80,737    4,925,765
---------------------------------------------------------
Total                                          35,936,681
---------------------------------------------------------

Materials (1.9%)
Praxair, Inc.                         73,520    3,142,245
---------------------------------------------------------

Other Holdings (0.2%)
Broadband HOLDRS (SM)
  Trust                               17,200      260,580
---------------------------------------------------------
Total Common Stocks
  (Cost $132,021,264)                         154,216,356
---------------------------------------------------------

Money Market Investments (5.0%)
Federal Government & Agencies (3.2%)
Federal Home Loan Bank,
  1.50%, 10/1/04                   3,200,000    3,200,000
Federal National Mortgage
  Association, 1.46%, 10/6/04      2,000,000    1,999,594
---------------------------------------------------------
Total                                           5,199,594
---------------------------------------------------------

Newspapers (1.8%)
Gannet Company, Inc.,
  1.75%, 10/18/04                  3,000,000    2,997,521
---------------------------------------------------------
Total Money Market Investments
  (Cost $8,197,115)                             8,197,115
---------------------------------------------------------
Total Investments (99.9%)
  (Cost $140,218,379)(a)                      162,413,471
---------------------------------------------------------
Other Assets,
  Less Liabilities (0.1%)                         227,104
---------------------------------------------------------
Total Net Assets (100.0%)                     162,640,575
---------------------------------------------------------

*Non-Income Producing

ADR - American Depository Receipt

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $140,218,379 and the net unrealized appreciation of investments based on that cost was $22,195,092 which is comprised of $26,615,760 aggregate gross unrealized appreciation and $4,420,668 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           International Equity Fund

                                                             September 30, 2004

International Equity Fund

Asset Allocation 9/30/04

                                    [CHART]

Europe                                        63%
Asia                                          21%
North America                                  7%
Australia/New Zealand                          4%
Latin America/Caribbean                        4%
Short Term Investments and Other Assets, net   1%

Asset Allocation based on net assets.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Equity Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,000.00    $7.28
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.48    $7.34
               -------------------------------------------------

International Equity Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  995.80    $10.49
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,014.25    $10.59
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.46% for Class A shares, 2.11% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           International Equity Fund


International Equity Fund

Schedule of Investments 9/30/04 (Unaudited)

                     Country        Shares/Par   $ Value
--------------------------------------------------------
Foreign Common Stocks (95.7%)
Consumer Discretionary (9.0%)
Accor SA             France             35,700 1,391,370
Compass Group PLC    United Kingdom    238,000   949,634
Fuji Photo Film Co.,
  Ltd.               Japan               5,200   170,793
GKN PLC              United Kingdom    442,090 1,717,966
Koninklijke
  (Royal) Philips
  Electronic NV      Netherlands        95,717 2,192,157
Michelin SA -
  Class B            France             33,410 1,697,984
Pearson PLC          United Kingdom    164,440 1,758,594
Reed Elsevier NV     Netherlands       137,730 1,773,899
Sony Corp.           Japan              50,400 1,719,403
Valeo SA             France             22,560   826,015
Volkswagen AG        Germany            44,480 1,708,702
Wolters Kluwer NV    Netherlands        21,540   362,499
--------------------------------------------------------
Total                                         16,269,016
--------------------------------------------------------

Consumer Staples (3.6%)
Boots Group PLC      United Kingdom    129,500 1,504,442
Cadbury Schweppes
  PLC                United Kingdom    232,230 1,785,985
Nestle SA            Switzerland         8,330 1,907,888
Unilever PLC         United Kingdom    164,590 1,339,508
--------------------------------------------------------
Total                                          6,537,823
--------------------------------------------------------

Energy (8.3%)
BP PLC               United Kingdom    222,790 2,126,614
CNOOC, Ltd., ADR     Hong Kong          42,570 2,239,182
ENI SPA              Italy              87,970 1,971,028
IHC Caland NV        Netherlands        24,160 1,250,680
Norsk Hydro ASA      Norway             26,827 1,952,794
Repsol YPF SA        Spain             106,100 2,329,803
Shell Transport &
  Trading Co. PLC    United Kingdom    303,290 2,225,459
Total SA             France              3,970   808,641
--------------------------------------------------------
Total                                         14,904,201
--------------------------------------------------------

Financials (19.2%)
Abbey National PLC   United Kingdom    193,870 1,964,578
ACE, Ltd.            Cayman Island      49,460 1,981,368
Australia & New
  Zealand Banking
  Group, Ltd.        Australia          19,230   264,934
Axa SA               France              1,449    29,316
Axa SA               France             98,270 1,988,217
*Banca Nazionale Del
  Lavoro SPA         Italy             785,809 1,742,115

                      Country        Shares/Par   $ Value
---------------------------------------------------------
Financials (continued)
Cheung Kong
  Holdings, Ltd.      Hong Kong         223,000 1,915,992
DBS Group
  Holdings, Ltd.      Singapore          64,000   608,221
DBS Group
  Holdings, Ltd.      Singapore         192,000 1,824,662
HSBC Holdings PLC     United Kingdom    115,600 1,838,203
ING Groep NV          Netherlands        92,130 2,325,124
Lloyds TSB Group
  PLC                 United Kingdom    242,970 1,897,160
National Australia
  Bank, Ltd.          Australia         109,910 2,147,967
Nomura Holdings,
  Inc.                Japan              72,200   926,943
Nordea Bank AB        Sweden            195,030 1,591,433
Nordea Bank AB        Sweden            179,410 1,466,291
Riunione Adriatica di
  Sicurta SPA         Italy              96,015 1,844,807
Sompo Japan
  Insurance, Inc.     Japan             236,000 1,999,946
Standard Chartered
  PLC                 United Kingdom     79,550 1,365,363
Swire Pacific, Ltd. -
  Class A             Hong Kong         166,000 1,154,840
Swiss Re              Switzerland        36,590 2,105,383
XL Capital, Ltd. -
  Class A             Cayman Islands     20,300 1,501,997
---------------------------------------------------------
Total                                          34,484,860
---------------------------------------------------------

Health Care (5.2%)
*CK Life Sciences
  International, Inc. Hong Kong           2,560       446
GlaxoSmithKline PLC   United Kingdom     77,740 1,675,432
Ono Pharmaceutical
  Co., Ltd.           Japan              41,000 1,819,081
SANOFI-AVENTIS        France             34,683 2,515,655
Shire Pharmaceuticals
  Group               United Kingdom    238,840 2,259,289
Takeda
  Pharmaceutical
  Co., Ltd.           Japan              24,100 1,093,318
---------------------------------------------------------
Total                                           9,363,221
---------------------------------------------------------

Industrials (16.7%)
Adecco SA             Switzerland        26,660 1,323,713
Atlas Copco AB        Sweden             47,330 1,820,335
BAE Systems PLC       United Kingdom    732,000 2,977,018
Brambles Industries
  PLC                 United Kingdom    212,745   988,417

                           International Equity Fund

                                                             September 30, 2004


                       Country        Shares/Par   $ Value
----------------------------------------------------------
Industrials (continued)
*British Airways PLC   United Kingdom    267,250 1,003,475
Deutsche Post AG       Germany           128,710 2,495,381
East Japan
  Railway Co.          Japan                 233 1,205,008
Empresa Brasiliera
  DE AE, ADR           Brazil             31,570   833,448
Hutchison
  Whampoa, Ltd.        Hong Kong         233,000 1,822,635
Hutchison Whampoa,
  Ltd. RIGHTS          Hong Kong           3,106         0
KCI Konecranes
  International PLC    Finland            35,290 1,371,885
Rentokil Initial PLC   United Kingdom    570,460 1,553,575
*Rolls-Royce Group
  PLC                  United Kingdom    408,530 1,872,164
Securitas AB - Class B Sweden            115,550 1,539,566
Smiths Group PLC       United Kingdom    102,720 1,379,207
Societe Bic SA         France             18,578   856,041
Swire Pacific, Ltd.    Hong Kong         598,500   725,287
Toto, Ltd.             Japan             180,000 1,562,945
Vestas Wind
  Systems AS           Denmark            44,603   645,789
Vestas Wind
  Systems AS           Denmark           133,810 1,937,382
Volvo AB - Class B     Sweden             57,810 2,040,764
----------------------------------------------------------
Total                                           29,954,035
----------------------------------------------------------

Information Technology (6.4%)
*Celestica, Inc.       Canada             87,600 1,110,964
*Check Point Software
  Technologies, Ltd.   Israel             81,590 1,384,582
Hitachi, Ltd.          Japan             256,000 1,546,940
Nintendo Co., Ltd.     Japan              13,800 1,687,828
Samsung Electronics
  Co., Ltd.            South Korea         9,830 3,909,804
Toshiba Corp.          Japan             493,000 1,811,596
----------------------------------------------------------
Total                                           11,451,714
----------------------------------------------------------

Materials (11.2%)
Akzo Nobel NV          Netherlands        51,780 1,828,355
Alumina, Ltd.          Australia         405,550 1,650,932
BASF AG                Germany            44,220 2,597,775
Bayer AG               Germany            56,770 1,551,183
BHP Billiton, Ltd.     Australia         348,770 3,627,788
*Cia Vale Do Rio
  Doce, ADR            Brazil            104,250 2,006,813
Domtar, Inc.           Canada             97,740 1,173,915
Norske
  Skogindustrier       Norway            123,180 2,209,609

                        Country        Shares/Par   $ Value
-----------------------------------------------------------
Materials (continued)
Stora Enso OYJ -
  Class R               Finland           141,510 1,912,219
Upm-Kymmene OYJ         Finland            84,760 1,613,819
-----------------------------------------------------------
Total                                            20,172,408
-----------------------------------------------------------

Telecommunication Services (8.9%)
BCE, Inc.               Canada             91,050 1,960,501
KT Corp., ADR           South Korea        82,460 1,490,052
Nippon Telegraph &
  Telephone Corp.       Japan                 414 1,649,013
Portugal Telecom SA     Portugal          135,250 1,489,987
SK Telecom,
  Ltd., ADR             South Korea        69,330 1,348,469
*Telefonica SA, ADR     Spain              54,193 2,438,143
Telefonos de Mexico
  SA, ADR               Mexico             55,280 1,783,886
Telenor ASA             Norway            258,370 1,967,089
Vodafone Group PLC      United Kingdom    812,860 1,945,280
-----------------------------------------------------------
Total                                            16,072,420
-----------------------------------------------------------

Utilities (7.2%)
E.On AG                 Germany            31,420 2,312,151
Endesa SA               Spain              92,230 1,756,046
Hong Kong Electric
  Holdings, Ltd.        Hong Kong         332,248 1,474,187
Iberdrola SA            Spain              82,830 1,718,010
Korea Electric Power
  Corp.                 South Korea        48,010   906,832
National Grid Transco
  PLC                   United Kingdom    233,870 1,973,167
Suez SA                 France            129,390 2,773,724
-----------------------------------------------------------
Total                                            12,914,117
-----------------------------------------------------------
Total Foreign Common Stocks
  (Cost $136,734,729)                           172,123,815
-----------------------------------------------------------

Money Market Investments (4.0%)
Finance Lessors (1.7%)
Thunder Bay
  Funding, Inc.,
  1.77%, 10/20/04                           2,997 2,997,197
-----------------------------------------------------------

Miscellaneous Business Credit Institutions (1.6%)
National Rural Utility,
  1.63%, 10/5/04                        3,000,000 2,999,457
-----------------------------------------------------------

                           International Equity Fund



                 Country Shares/Par     $ Value
-----------------------------------------------
Short Term Business Credit (0.7%)
UBS Finance
  Delaware LLC,
  1.88%, 10/1/04          1,200,000   1,200,000
-----------------------------------------------
Total Money Market Investments
  (Cost $7,196,654)                   7,196,654
-----------------------------------------------
Total Investments (99.7%)
  (Cost $143,931,383)(a)            179,320,469
-----------------------------------------------
Other Assets,
  Less Liabilities (0.3%)               517,815
-----------------------------------------------
Total Net Assets (100.0%)           179,838,284
-----------------------------------------------

*Non-Income Producing

ADR - American Depository Receipt

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $143,931,383 and the net unrealized appreciation of investments based on that cost was $35,389,086 which is comprised of $37,520,280 aggregate gross unrealized appreciation and $2,131,194 aggregate gross unrealized depreciation.

                    Investment Percentage by Country:
                    ----------------------------------------
                             United Kingdom            22.1%
                             Japan                     10.0%
                             France                     7.5%
                             Germany                    6.2%
                             Netherlands                5.7%
                             Other                     48.5%
                    ----------------------------------------
                             Total                    100.0%
                    ----------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 400 Stock Fund

                                                             September 30, 2004

Index 400 Stock Fund

Sector Allocation 9/30/04

                                    [CHART]

Financials                                    19%
Consumer Discretionary                        18%
Information Technology                        14%
Industrials                                   13%
Health Care                                   10%
Energy                                         8%
Utilities                                      7%
Consumer Staples                               5%
Materials                                      5%
Telecommunication Services                     1%


Sector Allocation based on equities.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index 400 Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  985.00    $4.37
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,020.36    $4.45
               -------------------------------------------------

Index 400 Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  982.10    $7.57
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.13    $7.70
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.88% for Class A shares, 1.53% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             Index 400 Stock Fund


Index 400 Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                                Shares/Par      $ Value
-------------------------------------------------------
Common Stocks (91.6%)
Consumer Discretionary (17.1%)
*99 Cents Only Stores               11,900      169,337
Abercrombie & Fitch Co. -
  Class A                           15,700      494,550
*Aeropostale, Inc.                   9,200      241,040
American Eagle Outfitters, Inc.     11,850      436,673
American Greetings Corp. -
  Class A                           11,300      283,856
*Ann Taylor Stores Corp.            11,300      264,420
Applebee's International, Inc.      13,600      343,808
ArvinMeritor, Inc.                  11,475      215,156
Bandag, Inc.                         3,200      140,160
*Barnes & Noble, Inc.               11,400      421,800
Belo Corp. - Class A                19,200      432,768
Blyth, Inc.                          6,700      207,030
Bob Evans Farms, Inc.                5,800      157,528
Borders Group, Inc.                 12,800      317,440
BorgWarner, Inc.                     9,200      398,268
Boyd Gaming Corp.                   14,200      399,730
*Brinker International, Inc.        15,950      496,843
*Caesars Entertainment Corp.        50,800      848,360
Callaway Golf Co.                   12,400      131,068
*CarMax, Inc.                       17,100      368,505
Catalina Marketing Corp.             8,600      198,488
CBRL Group, Inc.                     8,000      288,640
*The Cheesecake Factory, Inc.        8,600      373,240
*Chico's FAS, Inc.                  14,700      502,740
Claire's Stores, Inc.               16,300      408,152
D.R. Horton, Inc.                   38,500    1,274,734
*Dollar Tree Stores, Inc.           18,750      505,313
*Emmis Communications Corp. -
  Class A                            9,200      166,152
*Entercom Communications
  Corp. - Class A                    8,500      277,610
Foot Locker, Inc.                   24,000      568,800
Furniture Brands International,
  Inc.                               9,300      233,244
Gentex Corp.                        12,800      449,664
GTECH Holdings Corp.                19,600      496,272
*Harman International               10,900    1,174,475
Harte-Hanks, Inc.                   14,450      361,395
*Hovananian Enterprises, Inc.       10,100      405,010
International Speedway Corp. -
  Class A                            8,800      439,120
*Krispy Kreme Doughnuts, Inc.       10,100      127,866
Lear Corp.                          11,400      620,730
Lee Enterprises, Inc.                7,400      342,916
Lennar Corp. - Class A              25,800    1,228,080

                                Shares/Par      $ Value
-------------------------------------------------------
Consumer Discretionary (continued)
Mandalay Resort Group               11,100      762,015
Media General, Inc. - Class A        3,900      218,205
Michaels Stores, Inc.               11,300      669,073
Modine Manufacturing Co.             5,700      171,627
* Mohawk Industries, Inc.           11,000      873,290
The Neiman Marcus Group,
  Inc. - Class A                     8,100      465,750
*O'Reilly Automotive, Inc.           9,100      348,439
Outback Steakhouse, Inc.            12,300      510,819
*Pacific Sunwear of California,
  Inc.                              12,700      267,335
*Payless ShoeSource, Inc.           11,121      112,656
PETsMART, Inc.                      23,900      678,521
Pier 1 Imports, Inc.                14,500      262,160
The Reader's Digest
  Association, Inc. - Class A       16,400      239,276
Regis Corp.                          7,300      293,606
*Rent-A-Center, Inc.                13,300      343,938
Ross Stores, Inc.                   24,800      581,312
Ruby Tuesday, Inc.                  11,000      306,570
Ryland Group, Inc.                   4,000      370,640
*Saks, Inc.                         23,600      284,380
*Scholastic Corp.                    6,500      200,785
*Six Flags, Inc.                    15,100       82,144
Superior Industries
  International, Inc.                4,400      131,780
Thor Industries, Inc.                9,400      248,818
*The Timberland Co. - Class A        5,800      329,440
*Toll Brothers, Inc.                12,300      569,859
Tupperware Corp.                     9,700      164,706
*Urban Outfitters, Inc.             13,300      457,520
*Valassis Communications, Inc.       8,600      254,388
The Washington Post Co. -
  Class B                            1,600    1,471,999
*Westwood One, Inc.                 16,100      318,297
*Williams-Sonoma, Inc.              19,200      720,960
-------------------------------------------------------
Total                                        29,921,289
-------------------------------------------------------

Consumer Staples (4.1%)
*BJ's Wholesale Club, Inc.          11,500      314,410
Church & Dwight Co., Inc.           10,150      284,809
*Constellation Brands, Inc. -
  Class A                           17,700      673,662
*Dean Foods Co.                     25,937      778,629
*Energizer Holdings, Inc.           13,500      622,350
Hormel Foods Corp.                  22,900      613,262
The J.M. Smucker Co.                 9,680      429,889
Lancaster Colony Corp.               5,900      248,774

                             Index 400 Stock Fund

                                                             September 30, 2004


                                Shares/Par      $ Value
-------------------------------------------------------
Consumer Staples (continued)
PepsiAmericas, Inc.                 22,700      433,570
Ruddick Corp.                        7,600      149,264
*Smithfield Foods, Inc.             18,300      457,500
Tootsie Roll Industries, Inc.        8,705      254,360
Tyson Foods, Inc. - Class A         58,190      932,203
Universal Corp.                      4,200      187,488
Whole Foods Market, Inc.            10,200      875,058
-------------------------------------------------------
Total                                         7,255,228
-------------------------------------------------------

Energy (7.5%)
*Cooper Cameron Corp.                8,900      488,076
ENSCO International, Inc.           24,900      813,483
*FMC Technologies, Inc.             11,099      370,707
*Forest Oil Corp.                    9,600      289,152
*Grant Prideco, Inc.                20,200      413,898
*Hanover Compressor Co.             12,700      170,815
Helmerich & Payne, Inc.              8,300      238,127
Murphy Oil Corp.                    15,200    1,318,904
*National-Oilwell, Inc.             14,200      466,612
*Newfield Exploration Co.           10,100      618,524
Noble Energy, Inc.                   9,600      559,104
Overseas Shipholding Group,
  Inc.                               6,500      322,660
Patterson-UTI Energy, Inc.          27,500      524,425
Pioneer Natural Resources Co.       19,800      682,704
*Plains Exploration and Product     12,700      303,022
Pogo Producing Co.                  10,600      502,970
*Pride International, Inc.          22,400      443,296
*Smith International, Inc.          17,200    1,044,556
Tidewater, Inc.                     10,000      325,500
*Varco International, Inc.          16,067      430,917
*Weatherford International,
  Ltd.                              21,900    1,117,338
Western Gas Resources, Inc.         12,200      348,798
XTO Energy, Inc.                    42,775    1,389,332
-------------------------------------------------------
Total                                        13,182,920
-------------------------------------------------------

Financials (17.9%)
A.G. Edwards, Inc.                  13,200      456,984
*Allmerica Financial Corp.           8,800      236,544
AMB Property Co.                    13,600      503,472
American Financial Group, Inc.      12,100      361,669
*AmeriCredit Corp.                  26,000      542,880
Amerus Group Co.                     6,500      266,500
Arthur J. Gallagher & Co.           15,000      496,950
Associated Banc-Corp.               18,211      584,027
Astoria Financial Corp.             12,900      457,821
Bank of Hawaii Corp.                 8,800      415,800
Banknorth Group, Inc.               28,500      997,500

                              Shares/Par      $ Value
-----------------------------------------------------
Financials (continued)
Brown & Brown, Inc.               11,400      520,980
City National Corp.                8,100      526,095
The Colonial BancGroup, Inc.      22,100      451,945
Commerce Bancorp, Inc.            12,900      712,080
Compass Bancshares, Inc.          20,200      885,164
Cullen/Frost Bankers, Inc.         8,500      394,995
Eaton Vance Corp.                 11,200      452,368
Everest Re Group, Ltd.             9,200      683,836
Fidelity National Financial,
  Inc.                            28,513    1,086,345
The First American Corp.          14,700      453,201
FirstMerit Corp.                  14,000      368,270
GATX Corp.                         8,100      215,946
Greater Bay Bancorp                8,500      244,375
GreenPoint Financial Corp.        21,750    1,006,155
HCC Insurance Holdings, Inc.      10,700      322,605
Hibernia Corp. - Class A          25,600      676,096
Highwoods Properties, Inc.         8,900      219,029
Horace Mann Educators Corp.        7,100      124,818
Hospitality Properties Trust      11,100      471,639
Independence Community
  Bank Corp.                      13,700      534,985
IndyMac Bancorp, Inc.             10,100      365,620
Investors Financial Services
  Corp.                           10,900      491,917
Jefferies Group, Inc.              9,200      317,124
*LaBranche & Co., Inc.             9,700       81,965
Legg Mason, Inc.                  16,500      878,955
Leucadia National Corp.           11,700      662,805
Liberty Property Trust            14,000      557,760
Mack-Cali Realty Corp.            10,000      443,000
Mercantile Bankshares Corp.       13,100      628,276
MoneyGram International, Inc.     14,600      249,368
National Commerce Financial
  Corp.                           33,120    1,133,034
New Plan Excel Realty Trust,
  Inc.                            16,500      412,500
New York Community
  Bancorp, Inc.                   43,688      897,352
*Ohio Casualty Corp.              10,100      211,393
Old Republic International
  Corp.                           30,100      753,403
The PMI Group, Inc.               15,800      641,164
Protective Life Corp.             11,500      452,065
Radian Group, Inc.                15,500      716,565
Raymond James Financial, Inc.     12,200      294,264
Rayonier, Inc.                     8,205      371,194
SEI Investments Co.               17,100      575,928

                             Index 400 Stock Fund



                                 Shares/Par      $ Value
--------------------------------------------------------
Financials (continued)
*Silicon Valley Bancshares            5,800      215,586
StanCorp Financial Group, Inc.        4,800      341,760
TCF Financial Corp.                  23,300      705,757
United Dominion Realty Trust,
  Inc.                               21,100      418,413
Unitrin, Inc.                        11,300      469,741
W.R. Berkley Corp.                   13,850      583,916
Waddell & Reed Financial,
  Inc. - Class A                     13,600      299,200
Washington Federal, Inc.             12,940      325,441
Webster Financial Corp.               8,800      434,632
Westamerica Bancorporation            5,200      285,428
Wilmington Trust Corp.               11,000      398,310
--------------------------------------------------------
Total                                         31,284,910
--------------------------------------------------------

Health Care (9.3%)
*Apria Healthcare Group, Inc.         8,200      223,450
*Barr Laboratories, Inc.             17,275      715,703
Beckman Coulter, Inc.                10,200      572,424
*Cephalon, Inc.                       9,300      445,470
*Charles River Laboratories
  International, Inc.                 7,600      348,080
*Community Health Systems,
  Inc.                               16,300      434,884
*Covance, Inc.                       10,400      415,688
*Coventry Health Care, Inc.          14,600      779,202
*Cytyc Corp.                         18,300      441,945
DENTSPLY International, Inc.         13,300      690,802
*Edwards Lifesciences Corp.           9,800      328,300
*First Health Group Corp.            15,100      242,959
*Health Net, Inc.                    18,600      459,792
*Henry Schein, Inc.                   7,300      454,863
Hillenbrand Industries, Inc.         10,300      520,459
*INAMED Corp.                         5,900      281,253
*Invitrogen Corp.                     8,600      472,914
*IVAX Corp.                          40,800      781,320
*LifePoint Hospitals, Inc.            6,300      189,063
*Lincare Holdings, Inc.              16,400      487,244
*Millennium Pharmaceuticals,
  Inc.                               50,300      689,613
Omnicare, Inc.                       17,200      487,792
*PacifiCare Health Systems, Inc.     14,200      521,140
*Par Pharmaceutical Cos, Inc.         5,600      201,208
*Patterson Co., Inc.                 11,300      865,128
Perrigo Co.                          11,700      240,435
*Protein Design Labs, Inc.           15,600      305,448
*Renal Care Group, Inc.              11,050      356,142
*Sepracor, Inc.                      14,100      687,798

                                  Shares/Par      $ Value
---------------------------------------------------------
Health Care (continued)
*STERIS Corp.                         11,400      250,116
*Triad Hospitals, Inc.                12,614      434,426
Universal Health Services, Inc. -
  Class B                              9,600      417,600
Valeant Pharmaceuticals
  International Co.                   13,800      332,856
*Varian Medical Systems, Inc.         22,600      781,282
*Varian, Inc.                          5,700      215,859
*Vertex Pharmaceuticals, Inc.         13,000      136,500
*VISX, Inc.                            8,000      164,800
---------------------------------------------------------
Total                                          16,373,958
---------------------------------------------------------

Industrials (11.6%)
*Adesa, Inc.                          14,600      239,878
*AGCO Corp.                           14,900      337,038
*Airtran Holdings, Inc.               14,000      139,440
*Alaska Air Group, Inc.                4,400      109,032
Alexander & Baldwin, Inc.              7,000      237,580
*Alliant Techsystems, Inc.             6,100      369,050
AMETEK, Inc.                          11,100      336,552
Banta Corp.                            4,100      162,975
The Brink's Co.                        9,400      283,598
C.H. Robinson Worldwide,
  Inc.                                14,100      654,099
*Career Education Corp.               16,700      474,781
Carlisle Companies, Inc.               5,100      326,043
*ChoicePoint, Inc.                    14,633      624,097
CNF, Inc.                              8,300      340,217
*Copart, Inc.                         14,900      282,057
*Corinthian Colleges, Inc.            14,900      200,852
*DeVry, Inc.                          11,600      240,236
Donaldson Co., Inc.                   14,300      405,977
*The Dun & Bradstreet Corp.           11,700      686,790
*Dycom Industries, Inc.                8,000      227,120
*Education Management Corp.           12,100      322,344
Expeditors International of
  Washington, Inc.                    17,400      899,580
Fastenal Co.                          12,500      720,000
Federal Signal Corp.                   7,900      146,782
*Flowserve Corp.                       9,000      217,620
Graco, Inc.                           11,500      385,250
Granite Construction, Inc.             6,900      164,910
Harsco Corp.                           6,800      305,320
Herman Miller, Inc.                   11,900      293,335
HNI Corp.                              9,600      379,968
Hubbell, Inc. - Class B               10,000      448,300
*ITT Educational Services, Inc.        7,600      273,980
J.B. Hunt Transport Services,
  Inc.                                13,300      493,962

                             Index 400 Stock Fund

                                                             September 30, 2004


                                Shares/Par      $ Value
-------------------------------------------------------
Industrials (continued)
*Jacobs Engineering Group, Inc.      9,300      356,097
*Jetblue Airways Corp.              16,950      354,594
Kelly Services, Inc. - Class A       5,800      154,918
Kennametal, Inc.                     6,000      270,900
*Korn/Ferry International            6,300      114,849
L-3 Communications Holdings,
  Inc.                              17,500    1,172,501
*Laureate Education, Inc.            7,451      277,326
Manpower, Inc.                      14,800      658,452
Nordson Corp.                        5,900      202,547
Pentair, Inc.                       16,600      579,506
Precision Castparts Corp.           10,700      642,535
*Quanta Services, Inc.              19,400      117,370
Republic Services, Inc.             25,500      758,880
Rollins, Inc.                        7,500      182,175
*Sequa Corp. - Class A               1,700       88,757
*Sotheby's Holdings, Inc. -
  Class A                           10,400      163,488
SPX Corp.                           12,600      446,040
*Stericycle, Inc.                    7,200      330,480
*Swift Transportation Co., Inc.     13,300      223,706
Tecumseh Products Co. -
  Class A                            3,000      125,610
Teleflex, Inc.                       6,600      280,500
*Thomas & Betts Corp.                9,700      260,154
Trinity Industries, Inc.             7,800      243,126
*United Rentals, Inc.               12,700      201,803
Werner Enterprises, Inc.            13,075      252,478
York International Corp.             6,800      214,812
-------------------------------------------------------
Total                                        20,402,367
-------------------------------------------------------

Information Technology (12.8%)
*3Com Corp.                         64,500      272,190
*Activision, Inc.                   22,825      316,583
Acxiom Corp.                        14,300      339,482
ADTRAN, Inc.                        13,100      297,108
*Advanced Fibre
  Communications, Inc.              14,500      230,550
*Advent Software, Inc.               5,500       92,565
*Alliance Data Systems Corp.        13,300      539,448
*Arrow Electronics, Inc.            19,000      429,020
*Ascential Software Corp.            9,775      131,669
*Atmel Corp.                        78,500      284,170
*Avnet, Inc.                        19,900      340,688
*Avocent Corp.                       8,100      210,843
*The BISYS Group, Inc.              19,900      290,739
*Cabot Microelectronics Corp.        4,085      148,081
*Cadence Design Systems, Inc.       45,200      589,408

                                  Shares/Par      $ Value
---------------------------------------------------------
Information Technology (continued)
CDW Corp.                             13,800      800,814
*Ceridian Corp.                       24,500      451,045
Certegy, Inc.                         10,500      390,705
*CheckFree Corp.                      14,000      387,380
*Cognizant Technology
  Solutions Corp.                     21,400      652,914
*CommScope, Inc.                       8,900      192,240
*Credence Systems Corp.               15,900      114,480
*Cree, Inc.                           12,300      375,519
*CSG Systems International,
  Inc.                                 8,600      132,526
*Cypress Semiconductor Corp.          20,400      180,336
Diebold, Inc.                         12,000      560,400
*DST Systems, Inc.                    13,900      618,133
Fair, Isaac and Co., Inc.             11,650      340,180
*Fairchild Semiconductor
  International, Inc. - Class A       19,700      279,149
*Gartner, Inc.                        17,500      204,575
Harris Corp.                          11,000      604,340
Imation Corp.                          5,900      209,981
*Integrated Circuit Systems, Inc.     12,000      258,000
*Integrated Device Technology,
  Inc.                                17,500      166,775
*International Rectifier Corp.        10,900      373,870
Intersil Corp. - Class A              24,800      395,064
Jack Henry & Associates, Inc.         14,800      277,796
*Keane, Inc.                          10,500      161,280
*KEMET Corp.                          14,300      115,687
*Lam Research Corp.                   22,100      483,548
*Lattice Semiconductor Corp.          18,300       89,853
*LTX Corp.                             9,700       52,477
*Macromedia, Inc.                     11,400      228,912
*Macrovision Corp.                     8,100      195,048
*McAfee, Inc.                         25,800      518,580
*McDATA Corp. - Class A               19,000       95,570
*Mentor Graphics Corp.                11,400      125,001
*Micrel, Inc.                         15,300      159,273
Microchip Technology, Inc.            34,400      923,295
*MPS Group, Inc.                      17,400      146,334
National Instruments Corp.            13,050      395,024
*Newport Corp.                         6,900       79,143
Plantronics, Inc.                      7,900      341,596
*Plexus Corp.                          7,000       77,280
*Polycom, Inc.                        16,500      327,030
*Powerwave Technologies, Inc.         16,900      104,104
*Quantum Corp. - DLT &
  Storage Systems                     29,300       67,683
*Retek, Inc.                           8,900       40,584

                             Index 400 Stock Fund



                                Shares/Par      $ Value
-------------------------------------------------------
Information Technology (continued)
The Reynolds and Reynolds
  Co. - Class A                     10,800      266,436
*RF Micro Devices, Inc.             30,800      195,272
*RSA Security, Inc.                 10,200      196,860
*SanDisk Corp.                      26,700      777,504
*Semtech Corp.                      12,500      239,625
*Silicon Laboratories, Inc.          8,500      281,265
*Storage Technology Corp.           18,600      469,836
*Sybase, Inc.                       16,000      220,640
*Synopsys, Inc.                     25,600      405,248
*Tech Data Corp.                     9,600      370,080
*The Titan Corp.                    13,900      194,183
*Transaction Systems
  Architects, Inc. - Class A         6,100      113,369
*TriQuint Semiconductor, Inc.       21,937       85,554
*UTStarcom, Inc.                    18,800      302,868
*Vishay Intertechnology, Inc.       26,500      341,850
*Wind River Systems, Inc.           13,500      164,700
*Zebra Technologies Corp. -
  Class A                           11,850      722,969
-------------------------------------------------------
Total                                        22,554,327
-------------------------------------------------------

Materials (4.4%)
Airgas, Inc.                        12,300      296,061
Albemarle Corp.                      6,900      242,121
Arch Coal, Inc.                      9,000      319,410
Bowater, Inc.                        9,200      351,348
Cabot Corp.                         10,300      397,271
Crompton Corp.                      18,878      179,152
Cytec Industries, Inc.               6,400      313,280
Ferro Corp.                          6,900      150,489
*FMC Corp.                           6,000      291,420
*IMC Global, Inc.                   19,100      332,149
Longview Fibre Co.                   8,300      126,575
The Lubrizol Corp.                   8,500      294,100
Lyondell Chemical Co.               29,400      660,324
Martin Marietta Materials, Inc.      8,000      362,160
Minerals Technologies, Inc.          3,400      200,124
Olin Corp.                          11,500      230,000
P.H. Glatfelter Co.                  7,100       87,969
Packaging Corp. of America          17,500      428,225
Peabody Energy Corp.                10,600      630,700
Potlatch Corp.                       4,900      229,369
RPM, Inc.                           19,200      338,880
*The Scotts Co. - Class A            5,400      346,410
Sensient Technologies Corp.          7,700      166,628
Sonoco Products Co.                 16,200      428,328
The Valspar Corp.                    8,500      396,780
-------------------------------------------------------
Total                                         7,799,273
-------------------------------------------------------

                              Shares/Par      $ Value
-----------------------------------------------------
Telecommunication Services (0.5%)
*Cincinnati Bell, Inc.            40,500      141,345
Telephone and Data Systems,
  Inc.                             9,500      799,615
-----------------------------------------------------
Total                                         940,960
-----------------------------------------------------

Utilities (6.4%)
AGL Resources, Inc.               10,700      329,239
ALLETE, Inc.                       4,866      158,145
Alliant Energy Corp.              18,400      457,792
Aqua America, Inc.                15,325      338,836
*Aquila, Inc.                     38,900      121,368
Black Hills Corp.                  5,400      150,012
DPL, Inc.                         20,900      430,122
Duquesne Light Holdings, Inc.     12,600      226,296
Energy East Corp.                 24,200      609,356
Equitable Resources, Inc.         10,300      559,393
Great Plains Energy, Inc.         12,300      358,545
Hawaiian Electric Industries,
  Inc.                            13,300      352,982
IDACORP, Inc.                      6,300      183,078
MDU Resources Group, Inc.         19,300      508,169
National Fuel Gas Co.             13,600      385,288
Northeast Utilities               21,100      409,129
NSTAR                              8,800      432,080
OGE Energy Corp.                  14,500      365,835
ONEOK, Inc.                       17,000      442,340
Pepco Holdings, Inc.              30,600      608,940
PNM Resources, Inc.               10,000      225,100
Puget Energy, Inc.                16,400      372,280
Questar Corp.                     13,800      632,316
SCANA Corp.                       18,400      687,056
*Sierra Pacific Resouces          19,358      173,254
Vectren Corp.                     12,500      314,750
Westar Energy, Inc.               14,100      284,820
WGL Holdings, Inc.                 8,000      226,080
Wisconsin Energy Corp.            19,500      622,050
WPS Resources Corp.                6,100      274,439
-----------------------------------------------------
Total                                      11,239,090
-----------------------------------------------------
Total Common Stocks
  (Cost $132,280,577)                     160,954,322
-----------------------------------------------------
Money Market Investments (8.6%)
Autos (1.7%)
(b) Daimler Chrysler Auto,
  1.66%, 10/5/04               3,000,000    2,999,447
-----------------------------------------------------

                             Index 400 Stock Fund

                                                             September 30, 2004


                               Shares/Par      $ Value
-------------------------------------------------------
Federal Government & Agencies (0.6%)
(b) Federal National Mortgage
  Association,
  1.46%, 10/6/04                1,100,000    1,099,775
-------------------------------------------------------

Finance Lessors (1.7%)
(b) Thunder Bay Funding, Inc.,
  1.60%, 10/4/04                3,000,000    2,999,600
-------------------------------------------------------

Newspapers (1.7%)
(b) Gannet Company, Inc.,
  1.75%, 10/18/04               3,000,000    2,997,521
-------------------------------------------------------

Short Term Business Credit (2.9%)
(b) Sheffield Receivables,
  1.62%, 10/4/04                3,000,000    2,999,595
(b) UBS Finance Delaware LLC,
  1.88%, 10/1/04                2,100,000    2,100,000
-------------------------------------------------------
Total                                        5,099,595
-------------------------------------------------------
Total Money Market Investments
  (Cost $15,195,938)                        15,195,938
-------------------------------------------------------
Total Investments (100.2%)
  (Cost $147,476,515)(a)                   176,150,260
-------------------------------------------------------
Other Assets,
  Less Liabilities (-0.2%)                    (303,322)
-------------------------------------------------------
Total Net Assets (100.0%)                  175,846,938
-------------------------------------------------------

*Non-Income Producing

/(a) /AtSeptember 30, 2004 the aggregate cost of securities for federal tax purposes was $147,476,515 and the net unrealized appreciation of investments based on that cost was $28,673,745 which is comprised of $38,225,747 aggregate gross unrealized appreciation and $9,552,002 aggregate gross unrealized depreciation.

/(b) /Allor a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
Midcap 400 Index Futures
 (Total notional value at
 09/30/04, $14,737,625)      50       12/04       $114,875

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Growth Stock Fund


Growth Stock Fund

Sector Allocation 9/30/04

                                    [CHART]

Information Technology                              21%
Consumer Discretionary                              17%
Health Care                                         15%
Financials                                          14%
Other Investments, Futures, and Other Assets, net   11%
Industrials                                          9%
Consumer Staples                                     8%
Energy                                               5%


Sector Allocation is based on net assets.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  963.40    $6.38
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,018.27    $6.56
               -------------------------------------------------

Growth Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  960.60    $9.54
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

Growth Stock Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  960.60    $9.54
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.30% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               Growth Stock Fund

                                                             September 30, 2004

Growth Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                            Shares/Par      $ Value
---------------------------------------------------
Common Stocks (93.0%)
Consumer Discretionary (17.2%)
Bed Bath & Beyond, Inc.         24,400      905,484
Best Buy Co., Inc.              14,300      775,632
Carnival Corp.                  26,200    1,238,998
*Comcast Corp. - Class A        25,143      710,038
Fortune Brands, Inc.            32,300    2,393,107
Gannett Co., Inc.                7,300      611,448
Harley-Davidson, Inc.           26,900    1,598,936
J. C. Penney Co., Inc.          40,500    1,428,840
*Kohl's Corp.                   18,700      901,153
Lowe's Companies, Inc.          24,800    1,347,880
McDonald's Corp.                37,500    1,051,125
The McGraw-Hill Companies,
  Inc.                          17,600    1,402,544
The News Corp. Ltd., ADR        29,100      911,703
NIKE, Inc. - Class B            15,400    1,213,520
PETsMART, Inc.                  21,800      618,902
Staples, Inc.                   41,200    1,228,584
Target Corp.                    57,000    2,579,250
*Time Warner, Inc.              63,000    1,016,820
Viacom, Inc. - Class B          30,400    1,020,224
Wendy's International, Inc.      7,600      255,360
---------------------------------------------------
Total                                    23,209,548
---------------------------------------------------

Consumer Staples (8.0%)
Altria Group, Inc.              32,100    1,509,984
Anheuser-Busch Companies,
  Inc.                          18,300      914,085
Avon Products, Inc.             29,300    1,279,824
*Dean Foods Co.                  5,150      154,603
PepsiCo, Inc.                   38,780    1,886,647
The Procter & Gamble Co.        17,700      957,924
Wal-Mart Stores, Inc.           53,600    2,851,520
Walgreen Co.                    34,900    1,250,467
---------------------------------------------------
Total                                    10,805,054
---------------------------------------------------

Energy (5.5%)
ConocoPhillips                  16,543    1,370,588
EOG Resources, Inc.             22,700    1,494,795
Exxon Mobil Corp.               46,484    2,246,571
Halliburton Co.                 36,700    1,236,423
*Noble Corp.                    24,000    1,078,800
---------------------------------------------------
Total                                     7,427,177
---------------------------------------------------

Financials (13.8%)
American Express Co.            40,400    2,078,984
American International
  Group, Inc.                   25,000    1,699,750
Capital One Financial Corp.      4,900      362,110

                                Shares/Par      $ Value
-------------------------------------------------------
Financials (continued)
Citigroup, Inc.                     53,800    2,373,656
The Goldman Sachs
  Group, Inc.                       14,300    1,333,332
Lehman Brothers
  Holdings, Inc.                    17,400    1,387,128
Morgan Stanley                      26,400    1,301,520
Principal Financial Group, Inc.     36,900    1,327,293
Prudential Financial, Inc.          33,000    1,552,320
U.S. Bancorp                        48,800    1,410,320
Wachovia Corp.                      22,100    1,037,595
Wells Fargo & Co.                   45,900    2,737,017
-------------------------------------------------------
Total                                        18,601,025
-------------------------------------------------------

Health Care (15.0%)
Abbott Laboratories                 32,900    1,393,644
*Amgen, Inc.                        35,000    1,983,800
*Boston Scientific Corp.            28,800    1,144,224
*Caremark Rx, Inc.                  33,100    1,061,517
Eli Lilly and Co.                   25,800    1,549,290
*Fisher Scientific
  International, Inc.               10,900      635,797
*Genentech, Inc.                    12,200      639,524
*Gilead Sciences, Inc.              32,500    1,214,850
Johnson & Johnson                   37,800    2,129,274
Medtronic, Inc.                     36,900    1,915,110
Pfizer, Inc.                        79,200    2,423,520
*St. Jude Medical, Inc.             11,600      873,132
Teva Pharmaceutical
  Industries, Ltd., ADR             68,100    1,767,195
*UnitedHealth Group, Inc.            8,100      597,294
*Zimmer Holdings, Inc.              11,800      932,672
-------------------------------------------------------
Total                                        20,260,843
-------------------------------------------------------

Industrials (8.9%)
*American Standard
  Companies, Inc.                   78,900    3,069,999
Caterpillar, Inc.                    8,700      699,915
FedEx Corp.                         29,700    2,544,993
General Electric Co.               133,300    4,476,214
Tyco International, Ltd.            40,300    1,235,598
-------------------------------------------------------
Total                                        12,026,719
-------------------------------------------------------

Information Technology (21.1%)
*Accenture Ltd. - Class A           37,700    1,019,785
*Affiliated Computer Services,
  Inc. - Class A                    26,400    1,469,688
Analog Devices, Inc.                29,500    1,144,010
*Applied Materials, Inc.            37,500      618,375
*ASML Holding N.V.                  48,800      628,056

                               Growth Stock Fund



                              Shares/Par      $ Value
-----------------------------------------------------
Information Technology (continued)
*Broadcom Corp. - Class A         20,100      548,529
*Cisco Systems, Inc.             138,400    2,505,040
*Dell, Inc.                       50,000    1,780,000
First Data Corp.                  46,600    2,027,100
*Fiserv, Inc.                     26,237      914,622
*Google, Inc. - Class A            2,400      311,040
Hewlett-Packard Co.               44,900      841,875
Intel Corp.                       77,500    1,554,650
International Business
  Machines Corp.                  23,000    1,972,020
*Lexmark International Group,
  Inc. - Class A                  14,700    1,234,947
*LM Ericsson Telephone Co.,
  ADR                             35,900    1,121,516
Microsoft Corp.                  162,900    4,504,185
*National Semiconductor Corp.     48,400      749,716
SAP AG, ADR                       16,300      634,885
*Symantec Corp.                   13,500      740,880
Taiwan Semiconductor
  Manufacturing Co., Ltd.,
  ADR                             73,333      523,598
Texas Instruments, Inc.           32,100      683,088
*Yahoo!, Inc.                     29,236      991,393
-----------------------------------------------------
Total                                      28,518,998
-----------------------------------------------------

Materials (2.4%)
Alcoa, Inc.                       29,600      994,264
PPG Industries, Inc.              13,200      808,896
Praxair, Inc.                     34,900    1,491,626
-----------------------------------------------------
Total                                       3,294,786
-----------------------------------------------------

Other Holdings (0.2%)
*Nasdaq-100 Trust, Series 1        8,500      298,775
-----------------------------------------------------

Telecommunication Services (0.9%)
Vodafone Group PLC, ADR           48,700    1,174,157
-----------------------------------------------------
Total Common Stocks
  (Cost $112,200,712)                     125,617,082
-----------------------------------------------------

Money Market Investments (7.4%)
Federal Government & Agencies (3.0%)
(b) Federal Home Loan Bank,
  1.50%, 10/1/04               3,100,000    3,099,999
(b) Federal National Mortgage
  Association,
  1.46%, 10/6/04                 900,000      899,818
-----------------------------------------------------
Total                                       3,999,817
-----------------------------------------------------

                          Shares/Par       $ Value
--------------------------------------------------
Miscellaneous Business Credit Institutions (2.2%)
National Rural Utility,
  1.78%, 10/26/04          3,000,000    2,996,292
--------------------------------------------------

Newspapers (2.2%)
(b) Gannet Company, Inc.,
  1.75%, 10/18/04          3,000,000    2,997,521
--------------------------------------------------
Total Money Market Investments
  (Cost $9,993,630)                     9,993,630
--------------------------------------------------
Total Investments (100.4%)
  (Cost $122,194,342)(a)              135,610,712
--------------------------------------------------
Other Assets,
  Less Liabilities (-0.4%)               (481,064)
--------------------------------------------------
Total Net Assets (100.0%)             135,129,648
--------------------------------------------------

*Non-Income Producing

ADR - American Depository Receipt

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $122,194,342 and the net unrealized appreciation of investments based on that cost was $13,416,370 which is comprised of $15,708,354 aggregate gross unrealized appreciation and $2,291,984 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
S & P 500 Index Futures
 (Total notional value at
 09/30/04, $4,501,126)       16       12/04       $(41,526)

The Accompanying Notes are an Integral Part of the Financial Statements.

                           Large Cap Core Stock Fund

                                                             September 30, 2004

Large Cap Core Stock Fund

Sector Allocation 9/30/04

                                    [CHART]

Financials                                          17%
Information Technology                              16%
Consumer Discretionary                              12%
Health Care                                         12%
Industrials                                         10%
Consumer Staples                                     9%
Energy                                               8%
Materials                                            5%
Other Investments, Futures and Other Assets, net    11%


Sector Allocation is based on net assets.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Cap Core Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  975.80    $5.93
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,018.77    $6.05
               -------------------------------------------------

Large Cap Core Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  972.60    $9.11
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.53    $9.30
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.20% for Class A shares, 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Large Cap Core Stock Fund


Large Cap Core Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                            Shares/Par      $ Value
---------------------------------------------------
Common Stocks (95.5%)
Consumer Discretionary (12.2%)
Best Buy Co., Inc.              13,000      705,120
Carnival Corp.                  25,500    1,205,895
*Comcast Corp. - Class A        23,772      671,321
DaimlerChrysler AG              14,200      588,164
Fortune Brands, Inc.            18,100    1,341,029
Gannett Co., Inc.                7,600      636,576
J. C. Penney Co., Inc.          39,300    1,386,504
Lear Corp.                      18,300      996,435
McDonald's Corp.                33,300      933,399
The News Corp. Ltd., ADR        28,300      886,639
NIKE, Inc. - Class B            17,500    1,379,000
Omnicom Group, Inc.              8,700      635,622
PETsMART, Inc.                  21,400      607,546
Staples, Inc.                   40,100    1,195,782
Target Corp.                    30,250    1,368,813
*Time Warner, Inc.              52,900      853,806
The TJX Companies, Inc.         28,200      621,528
Viacom, Inc. - Class B          11,600      389,296
Wendy's International, Inc.      5,500      184,800
---------------------------------------------------
Total                                    16,587,275
---------------------------------------------------

Consumer Staples (8.8%)
Altria Group, Inc.              45,000    2,116,800
Anheuser-Busch
  Companies, Inc.               18,200      909,090
Avon Products, Inc.             29,900    1,306,032
*Dean Foods Co.                  4,100      123,082
The Gillette Co.                17,200      717,928
PepsiCo, Inc.                   33,500    1,629,775
The Procter & Gamble Co.        42,400    2,294,688
Wal-Mart Stores, Inc.           37,600    2,000,320
Walgreen Co.                    25,100      899,333
---------------------------------------------------
Total                                    11,997,048
---------------------------------------------------

Energy (8.3%)
BP Amoco PLC, ADR               12,300      707,619
ConocoPhillips                  24,210    2,005,799
Devon Energy Corp.               8,500      603,585
EOG Resources, Inc.             21,000    1,382,850
Exxon Mobil Corp.               73,600    3,557,088
Halliburton Co.                 36,300    1,222,947
*Noble Corp.                     7,200      323,640
Schlumberger, Ltd.              13,300      895,223
Valero Energy Corp.              7,200      577,512
---------------------------------------------------
Total                                    11,276,263
---------------------------------------------------

Financials (17.0%)
American Express Co.            18,100      931,426
American International
  Group, Inc.                   32,600    2,216,474

                                Shares/Par      $ Value
-------------------------------------------------------
Financials (continued)
Bank of America Corp.               44,700    1,936,851
Capital One Financial Corp.          5,100      376,890
The Chubb Corp.                      8,800      618,464
CIT Group, Inc.                     17,000      635,630
Citigroup, Inc.                     55,600    2,453,072
Countrywide Credit
  Industries, Inc.                  39,600    1,559,844
Freddie Mac                          9,700      632,828
The Goldman Sachs
  Group, Inc.                       12,100    1,128,204
The Hartford Financial Services
  Group, Inc.                       12,600      780,318
J.P. Morgan Chase & Co.             34,848    1,384,511
Lehman Brothers
  Holdings, Inc.                    14,000    1,116,080
Morgan Stanley                      19,800      976,140
Prudential Financial, Inc.          34,300    1,613,472
U.S. Bancorp                        59,300    1,713,770
Wachovia Corp.                      20,700      971,865
Wells Fargo & Co.                   38,900    2,319,607
-------------------------------------------------------
Total                                        23,365,446
-------------------------------------------------------

Health Care (12.0%)
Abbott Laboratories                 29,100    1,232,676
*Amgen, Inc.                        20,600    1,167,608
*Boston Scientific Corp.            29,200    1,160,116
*Caremark Rx, Inc.                  32,300    1,035,861
Eli Lilly and Co.                   24,300    1,459,215
*Fisher Scientific
  International, Inc.               11,100      647,463
*Genentech, Inc.                     6,000      314,520
Johnson & Johnson                   43,300    2,439,089
Medtronic, Inc.                     27,500    1,427,250
Pfizer, Inc.                        73,674    2,254,424
*St. Jude Medical, Inc.             11,500      865,605
Teva Pharmaceutical
  Industries, Ltd., ADR             69,000    1,790,550
*UnitedHealth Group, Inc.            7,900      582,546
-------------------------------------------------------
Total                                        16,376,923
-------------------------------------------------------

Industrials (10.3%)
3M Co.                              22,400    1,791,328
Canadian National
  Railway Co.                       27,600    1,338,600
FedEx Corp.                         14,800    1,268,212
General Electric Co.               145,200    4,875,816
Honeywell International, Inc.       27,480      985,433
Tyco International, Ltd.            41,600    1,275,456
United Technologies Corp.           16,900    1,578,122
Waste Management, Inc.              35,800      978,772
-------------------------------------------------------
Total                                        14,091,739
-------------------------------------------------------

                           Large Cap Core Stock Fund

                                                             September 30, 2004


                               Shares/Par      $ Value
------------------------------------------------------
Information Technology (15.7%)
*Accenture Ltd. - Class A          36,900      998,145
*Affiliated Computer Services,
  Inc. - Class A                   12,800      712,576
Analog Devices, Inc.               21,500      833,770
*ASML Holding N.V.                 41,100      528,957
*Broadcom Corp. - Class A          23,200      633,128
*Cisco Systems, Inc.              146,100    2,644,410
*Dell, Inc.                        42,200    1,502,320
First Data Corp.                   40,600    1,766,100
*Fiserv, Inc.                      13,200      460,152
*Google, Inc. - Class A             2,400      311,040
Intel Corp.                        77,100    1,546,626
International Business
  Machines Corp.                   15,800    1,354,692
*Lexmark International Group,
  Inc. - Class A                   14,600    1,226,546
Microsoft Corp.                   143,500    3,967,775
*National Semiconductor Corp.      30,200      467,798
SAP AG, ADR                        26,800    1,043,860
*Symantec Corp.                    13,800      757,344
*Yahoo!, Inc.                      17,100      579,861
------------------------------------------------------
Total                                       21,335,100
------------------------------------------------------

Materials (5.3%)
Alcoa, Inc.                        28,300      950,597
The Dow Chemical Co.               24,400    1,102,392
Monsanto Co.                       28,500    1,037,970
Newmont Mining Corp.               14,300      651,079
PPG Industries, Inc.               10,500      643,440
Praxair, Inc.                      27,100    1,158,254
Temple-Inland, Inc.                15,200    1,020,680
Weyerhaeuser Co.                    9,600      638,208
------------------------------------------------------
Total                                        7,202,620
------------------------------------------------------

Telecommunication Services (3.2%)
*AT&T Wireless Services, Inc.      32,100      474,438
*Nextel Communications, Inc. -
  Class A                          40,300      960,752
SBC Communications, Inc.           34,491      895,041
Verizon Communications, Inc.       32,700    1,287,726
Vodafone Group PLC, ADR            28,000      675,080
------------------------------------------------------
Total                                        4,293,037
------------------------------------------------------

Utilities (2.7%)
DTE Energy Co.                     15,300      645,507
Duke Energy Corp.                  35,900      821,751
Edison International               21,025      557,373
*PG&E Corp.                        53,800    1,635,520
------------------------------------------------------
Total                                        3,660,151
------------------------------------------------------
Total Common Stocks
  (Cost $110,778,801)                      130,185,602
------------------------------------------------------

                                  Shares/Par       $ Value
----------------------------------------------------------
Money Market Investments (4.6%)
Federal Government & Agencies (0.7%)
Federal National
  Mortgage Association,
  1.46%, 10/6/04                     900,000      899,816
----------------------------------------------------------

Finance Services (1.7%)
(b) Preferred Receivable Funding,
  1.78%, 10/14/04                  2,350,000    2,348,489
----------------------------------------------------------

Miscellaneous Business Credit
  Institutions (2.2%)
(b) National Rural Utility,
  1.78%, 10/26/04                  3,000,000    2,996,292
----------------------------------------------------------
Total Money Market Investments
  (Cost $6,244,597)                             6,244,597
----------------------------------------------------------
Total Investments (100.1%)
  (Cost $117,023,398)(a)                      136,430,199
----------------------------------------------------------
Other Assets,
  Less Liabilities (-0.1%)                       (169,654)
----------------------------------------------------------
Total Net Assets (100.0%)                     136,260,545
----------------------------------------------------------

*Non-Income Producing

ADR - American Depository Receipt

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $117,023,398 and the net unrealized appreciation of investments based on that cost was $19,406,801 which is comprised of $21,067,281 aggregate gross unrealized appreciation and $1,660,480 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
S & P 500 Index Futures
 (Total notional value at
 09/30/04, $4,787,838)       17       12/04       $(49,513)

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 500 Stock Fund


Index 500 Stock Fund

Sector Allocation 9/30/04

                                    [CHART]

Financials                                    20%
Information Technology                        16%
Health Care                                   13%
Industrials                                   12%
Consumer Discretionary                        11%
Consumer Staples                              11%
Energy                                         7%
Telecommunication Services                     4%
Materials                                      3%
Utilities                                      3%

Sector Allocation is based on equities.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index 500 Stock Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  994.30    $4.12
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,020.63    $4.18
               -------------------------------------------------

Index 500 Stock Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  991.30    $7.35
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.38    $7.45
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.83% for Class A shares, 1.48% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             Index 500 Stock Fund

                                                             September 30, 2004

Index 500 Stock Fund

Schedule of Investments 9/30/04 (Unaudited)

                             Shares/Par      $ Value
----------------------------------------------------
Common Stocks (96.6%)
Consumer Discretionary (10.7%)
*AutoNation, Inc.                 4,200       71,736
*AutoZone, Inc.                   1,300      100,425
Bed Bath & Beyond, Inc.           4,700      174,417
Best Buy Co., Inc.                5,150      279,336
*Big Lots, Inc.                   1,800       22,014
The Black & Decker Corp.          1,300      100,672
Boise Cascade Corp.               1,400       46,592
Brunswick Corp.                   1,500       68,640
Carnival Corp.                   10,018      473,751
Centex Corp.                      1,900       95,874
Circuit City Stores, Inc.         3,100       47,554
Clear Channel
  Communications, Inc.            9,300      289,881
*Coach, Inc.                      3,000      127,260
*Comcast Corp. - Class A         35,184      993,596
Cooper Tire & Rubber Co.          1,200       24,204
Dana Corp.                        2,378       42,067
Darden Restaurants, Inc.          2,450       57,134
Delphi Automotive Systems
  Corp.                           8,829       82,021
Dillard's, Inc. - Class A         1,300       25,662
Dollar General Corp.              5,190      104,579
Dow Jones & Co., Inc.             1,300       52,793
Eastman Kodak Co.                 4,500      144,990
*eBay, Inc.                      10,400      956,176
Family Dollar Stores, Inc.        2,700       73,170
Federated Department Stores,
  Inc.                            2,837      128,885
Ford Motor Co.                   28,844      405,258
Fortune Brands, Inc.              2,300      170,407
Gannett Co., Inc.                 4,200      351,792
The Gap, Inc.                    14,262      266,699
General Motors Corp.              8,904      378,242
Genuine Parts Co.                 2,750      105,545
*The Goodyear Tire & Rubber
  Co.                             2,800       30,072
Harley-Davidson, Inc.             4,625      274,910
Harrah's Entertainment, Inc.      1,800       95,364
Hasbro, Inc.                      2,750       51,700
Hilton Hotels Corp.               6,100      114,924
The Home Depot, Inc.             34,650    1,358,280
International Game
  Technology                      5,400      194,130
*The Interpublic Group of
  Companies, Inc.                 6,600       69,894
J. C. Penney Co., Inc.            4,525      159,642
Johnson Controls, Inc.            3,000      170,430

                               Shares/Par      $ Value
------------------------------------------------------
Consumer Discretionary (continued)
Jones Apparel Group, Inc.           2,000       71,600
KB Home                               700       59,143
Knight-Ridder, Inc.                 1,200       78,540
*Kohl's Corp.                       5,400      260,226
Leggett & Platt, Inc.               3,000       84,300
The Limited, Inc.                   7,484      166,818
Liz Claiborne, Inc.                 1,700       64,124
Lowe's Companies, Inc.             12,300      668,505
Marriott International, Inc. -
  Class A                           3,600      187,056
Mattel, Inc.                        6,500      117,845
The May Department
  Stores Co.                        4,550      116,617
Maytag Corp.                        1,200       22,044
McDonald's Corp.                   19,851      556,424
The McGraw-Hill Companies,
  Inc.                              3,000      239,070
Meredith Corp.                        800       41,104
The New York Times Co. -
  Class A                           2,338       91,416
Newell Rubbermaid, Inc.             4,345       87,074
NIKE, Inc. - Class B                4,200      330,960
Nordstrom, Inc.                     2,200       84,128
*Office Depot, Inc.                 4,900       73,647
Omnicom Group, Inc.                 3,000      219,180
Pulte Corp.                         2,000      122,740
RadioShack Corp.                    2,533       72,545
Reebok International, Ltd.            900       33,048
Sears, Roebuck & Co.                3,300      131,505
The Sherwin-Williams Co.            2,227       97,899
Snap-on, Inc.                         866       23,867
The Stanley Works                   1,300       55,289
Staples, Inc.                       7,800      232,596
*Starbucks Corp.                    6,300      286,398
Starwood Hotels & Resorts
  Worldwide, Inc.                   3,300      153,186
Target Corp.                       14,200      642,550
Tiffany & Co.                       2,300       70,702
*Time Warner, Inc.                 72,100    1,163,694
The TJX Companies, Inc.             7,700      169,708
*Toys "R" Us, Inc.                  3,400       60,316
Tribune Co.                         5,060      208,219
*Univision Communications,
  Inc. - Class A                    5,100      161,211
V. F. Corp.                         1,700       84,065
Viacom, Inc. - Class B             27,331      917,228
Visteon Corp.                       2,052       16,395
The Walt Disney Co.                32,425      731,184

                             Index 500 Stock Fund



                               Shares/Par      $ Value
------------------------------------------------------
Consumer Discretionary (continued)
Wendy's International, Inc.         1,800       60,480
Whirlpool Corp.                     1,000       60,090
Yum! Brands, Inc.                   4,560      185,410
------------------------------------------------------
Total                                       18,140,864
------------------------------------------------------

Consumer Staples (10.3%)
Adolph Coors Co. - Class B            600       40,752
Alberto-Culver Co.                  1,450       63,046
Albertson's, Inc.                   5,839      139,727
Altria Group, Inc.                 32,374    1,522,873
Anheuser-Busch Companies,
  Inc.                             12,632      630,968
Archer-Daniels-Midland Co.         10,237      173,824
Avon Products, Inc.                 7,450      325,416
Brown-Forman Corp. - Class B        1,912       87,570
Campbell Soup Co.                   6,424      168,887
The Clorox Co.                      3,400      181,220
The Coca-Cola Co.                  38,225    1,530,911
Coca-Cola Enterprises, Inc.         7,400      139,860
Colgate-Palmolive Co.               8,324      376,078
ConAgra Foods, Inc.                 8,300      213,393
Costco Wholesale Corp.              7,300      303,388
CVS Corp.                           6,300      265,419
General Mills, Inc.                 6,000      269,400
The Gillette Co.                   15,800      659,492
H.J. Heinz Co.                      5,500      198,110
Hershey Foods Corp.                 3,900      182,169
Kellogg Co.                         6,500      277,290
Kimberly-Clark Corp.                7,823      505,288
*The Kroger Co.                    11,622      180,373
McCormick & Co., Inc.               2,200       75,548
The Pepsi Bottling Group, Inc.      4,000      108,600
PepsiCo, Inc.                      26,700    1,298,955
The Procter & Gamble Co.           40,044    2,167,182
Reynolds American, Inc.             2,300      156,492
*Safeway, Inc.                      7,000      135,170
Sara Lee Corp.                     12,540      286,664
SUPERVALU, Inc.                     2,100       57,855
SYSCO Corp.                        10,125      302,940
UST, Inc.                           2,600      104,676
Wal-Mart Stores, Inc.              66,867    3,557,325
Walgreen Co.                       16,200      580,446
Winn-Dixie Stores, Inc.             2,200        6,798
Wm. Wrigley Jr. Co.                 3,500      221,585
------------------------------------------------------
Total                                       17,495,690
------------------------------------------------------

Energy (7.1%)
Amerada Hess Corp.                  1,400      124,600
Anadarko Petroleum Corp.            3,919      260,065

                              Shares/Par      $ Value
-----------------------------------------------------
Energy (continued)
Apache Corp.                       5,140      257,565
Ashland, Inc.                      1,100       61,688
Baker Hughes, Inc.                 5,310      232,153
BJ Services Co.                    2,500      131,025
Burlington Resources, Inc.         6,262      255,490
ChevronTexaco Corp.               33,622    1,803,484
ConocoPhillips                    10,898      902,899
Devon Energy Corp.                 3,800      269,838
El Paso Corp.                     10,068       92,525
EOG Resources, Inc.                1,900      125,115
Exxon Mobil Corp.                102,599    4,958,609
Halliburton Co.                    6,946      234,011
Kerr-McGee Corp.                   2,395      137,114
Kinder Morgan, Inc.                1,900      119,358
Marathon Oil Corp.                 5,500      227,040
*Nabors Industries, Ltd.           2,300      108,905
*Noble Corp.                       2,100       94,395
Occidental Petroleum Corp.         6,200      346,766
*Rowan Companies, Inc.             1,700       44,880
Schlumberger, Ltd.                 9,300      625,983
Sunoco, Inc.                       1,200       88,776
*Transocean, Inc.                  5,087      182,013
Unocal Corp.                       4,200      180,600
Valero Energy Corp.                2,000      160,420
The Williams Companies, Inc.       8,200       99,220
-----------------------------------------------------
Total                                      12,124,537
-----------------------------------------------------

Financials (19.9%)
ACE, Ltd.                          4,500      180,270
AFLAC, Inc.                        8,000      313,680
The Allstate Corp.                10,925      524,291
Ambac Financial Group, Inc.        1,700      135,915
American Express Co.              20,025    1,030,487
American International Group,
  Inc.                            41,119    2,795,680
AmSouth Bancorporation             5,600      136,640
Aon Corp.                          5,025      144,419
Apartment Investment and
  Management Co. - Class A         1,500       52,170
Bank of America Corp.             64,140    2,779,185
The Bank of New York Co.,
  Inc.                            12,227      356,662
BB&T Corp.                         8,700      345,303
The Bear Stearns Companies,
  Inc.                             1,592      153,103
Capital One Financial Corp.        3,800      280,820
The Charles Schwab Corp.          21,500      197,585
The Chubb Corp.                    3,000      210,840

                             Index 500 Stock Fund

                                                             September 30, 2004


                                Shares/Par      $ Value
-------------------------------------------------------
Financials (continued)
Cincinnati Financial Corp.           2,667      109,934
Citigroup, Inc.                     81,715    3,605,265
Comerica, Inc.                       2,750      163,213
Countrywide Credit Industries,
  Inc.                               8,900      350,571
* E*TRADE Group, Inc.                5,800       66,236
Equity Office Properties Trust       6,400      174,400
Equity Residential Properties
  Trust                              4,400      136,400
Fannie Mae                          15,223      965,138
Federated Investors, Inc. -
  Class B                            1,700       48,348
Fifth Third Bancorp                  9,014      443,669
First Horizon National Corp.         1,900       82,384
Franklin Resources, Inc.             3,900      217,464
Freddie Mac                         10,800      704,592
Golden West Financial Corp.          2,400      266,280
The Goldman Sachs Group,
  Inc.                               7,700      717,948
The Hartford Financial Services
  Group, Inc.                        4,600      284,878
Huntington Bancshares, Inc.          3,572       88,979
J.P. Morgan Chase & Co.             56,130    2,230,044
Janus Capital Group, Inc.            3,800       51,718
Jefferson-Pilot Corp.                2,200      109,252
KeyCorp                              6,400      202,240
Lehman Brothers Holdings,
  Inc.                               4,322      344,550
Lincoln National Corp.               2,800      131,600
Loews Corp.                          2,900      169,650
M&T Bank Corp.                       1,800      172,260
Marsh & McLennan
  Companies, Inc.                    8,240      377,062
Marshall & Ilsley Corp.              3,500      141,050
MBIA, Inc.                           2,250      130,973
MBNA Corp.                          20,125      507,150
Mellon Financial Corp.               6,723      186,160
Merrill Lynch & Co., Inc.           14,800      735,856
MetLife, Inc.                       11,849      457,964
MGIC Investment Corp.                1,600      106,480
Moody's Corp.                        2,325      170,306
Morgan Stanley                      17,336      854,665
National City Corp.                 10,424      402,575
North Fork Bancorporation,
  Inc.                               2,700      120,015
Northern Trust Corp.                 3,500      142,800
Plum Creek Timber Co., Inc.
  (REIT)                             2,900      101,587

                                Shares/Par      $ Value
-------------------------------------------------------
Financials (continued)
The PNC Financial Services
  Group, Inc.                        4,433      239,825
Principal Financial Group, Inc.      4,900      176,253
The Progressive Corp.                3,400      288,150
ProLogis                             2,900      102,196
* Providian Financial Corp.          4,600       71,484
Prudential Financial, Inc.           8,200      385,728
Regions Financial Corp.              7,227      238,925
SAFECO Corp.                         2,000       91,300
Simon Property Group, Inc.           3,300      176,979
SLM Corp.                            6,900      307,740
SouthTrust Corp.                     5,200      216,632
Sovereign Bancorp, Inc.              5,400      117,828
The St. Paul Travelers
  Companies, Inc.                   10,522      347,857
State Street Corp.                   5,300      226,363
SunTrust Banks, Inc.                 4,500      316,845
Synovus Financial Corp.              4,850      126,828
T. Rowe Price Group, Inc.            2,000      101,880
Torchmark Corp.                      1,700       90,406
U.S. Bancorp                        29,671      857,492
UnumProvident Corp.                  4,676       73,366
Wachovia Corp.                      20,620      968,109
Washington Mutual, Inc.             13,779      538,483
Wells Fargo & Co.                   26,625    1,587,649
XL Capital, Ltd. - Class A           2,200      162,778
Zions Bancorporation                 1,400       85,456
-------------------------------------------------------
Total                                        33,805,258
-------------------------------------------------------

Health Care (12.7%)
Abbott Laboratories                 24,625    1,043,115
*Aetna, Inc.                         2,400      239,832
Allergan, Inc.                       2,100      152,355
AmerisourceBergen Corp.              1,800       96,678
*Amgen, Inc.                        19,936    1,129,972
*Anthem, Inc.                        2,200      191,950
Applera Corp. - Applied
  Biosystems Group                   3,200       60,384
Bausch & Lomb, Inc.                    800       53,160
Baxter International, Inc.           9,700      311,952
Becton, Dickinson
  and Co.                            4,000      206,800
*Biogen Idec, Inc.                   5,345      326,954
Biomet, Inc.                         4,000      187,520
*Boston Scientific Corp.            13,248      526,343
Bristol-Myers Squibb Co.            30,648      725,438
C. R. Bard, Inc.                     1,700       96,271
Cardinal Health, Inc.                6,825      298,730

                             Index 500 Stock Fund



                                  Shares/Par      $ Value
---------------------------------------------------------
Health Care (continued)
*Caremark Rx, Inc.                     7,300      234,111
*Chiron Corp.                          3,000      132,600
CIGNA Corp.                            2,200      153,186
Eli Lilly and Co.                     17,828    1,070,571
*Express Scripts, Inc.                 1,200       78,408
*Fisher Scientific International,
  Inc.                                 1,800      104,994
*Forest Laboratories, Inc.             5,800      260,884
*Genzyme Corp.                         3,600      195,876
*Gilead Sciences, Inc.                 6,800      254,184
Guidant Corp.                          5,000      330,200
HCA, Inc.                              7,624      290,856
Health Management
  Associates, Inc. - Class A           3,800       77,634
*Hospira, Inc.                         2,482       75,949
*Humana, Inc.                          2,500       49,950
IMS Health, Inc.                       3,700       88,504
Johnson & Johnson                     46,764    2,634,216
*King Pharmaceuticals, Inc.            3,833       45,766
Manor Care, Inc.                       1,400       41,944
McKesson HBOC, Inc.                    4,621      118,529
*Medco Health Solutions, Inc.          4,294      132,685
*MedImmune, Inc.                       3,900       92,430
Medtronic, Inc.                       19,100      991,290
Merck & Co., Inc.                     34,980    1,154,340
*Millipore Corp.                         800       38,280
Mylan Laboratories, Inc.               4,200       75,600
PerkinElmer, Inc.                      2,000       34,440
Pfizer, Inc.                         119,003    3,641,492
Quest Diagnostics, Inc.                1,600      141,152
Schering-Plough Corp.                 23,200      442,192
*St. Jude Medical, Inc.                2,800      210,756
Stryker Corp.                          6,300      302,904
*Tenet Healthcare Corp.                7,300       78,767
*Thermo Electron Corp.                 2,600       70,252
*UnitedHealth Group, Inc.             10,500      774,270
*Waters Corp.                          1,900       83,790
*Watson Pharmaceuticals, Inc.          1,700       50,082
*Wellpoint Health Networks,
  Inc. - Class A                       2,500      262,725
Wyeth                                 21,000      785,400
*Zimmer Holdings, Inc.                 3,830      302,723
---------------------------------------------------------
Total                                          21,551,386
---------------------------------------------------------

Industrials (11.3%)
3M Co.                                12,300      983,631
*Allied Waste Industries, Inc.         5,000       44,250
American Power Conversion
  Corp.                                3,200       55,648

                                Shares/Par      $ Value
-------------------------------------------------------
Industrials (continued)
*American Standard Companies,
  Inc.                               3,400      132,294
*Apollo Group, Inc. - Class A        3,000      220,110
Avery Dennison Corp.                 1,700      111,826
The Boeing Co.                      13,270      684,997
Burlington Northern Santa Fe
  Corp.                              5,827      223,232
Caterpillar, Inc.                    5,400      434,430
Cendant Corp.                       16,672      360,115
Cintas Corp.                         2,700      113,508
Cooper Industries, Ltd.-Class A      1,500       88,500
Crane Co.                              950       27,474
CSX Corp.                            3,400      112,880
Cummins, Inc.                          700       51,723
Danaher Corp.                        4,900      251,272
Deere & Co.                          3,900      251,745
*Delta Air Lines, Inc.               2,000        6,580
Deluxe Corp.                           837       34,334
Dover Corp.                          3,200      124,384
Eaton Corp.                          2,400      152,184
Emerson Electric Co.                 6,625      410,021
Equifax, Inc.                        2,100       55,356
FedEx Corp.                          4,720      404,457
Fluor Corp.                          1,300       57,876
General Dynamics Corp.               3,200      326,720
General Electric Co.               166,496    5,590,935
Goodrich Corp.                       1,900       59,584
H&R Block, Inc.                      2,600      128,492
Honeywell International, Inc.       13,550      485,903
Illinois Tool Works, Inc.            4,800      447,216
Ingersoll-Rand Co. - Class A         2,750      186,918
ITT Industries, Inc.                 1,500      119,985
Lockheed Martin Corp.                7,000      390,460
Masco Corp.                          6,800      234,804
*Monster Worldwide, Inc.             1,900       46,816
*Navistar International Corp.        1,100       40,909
Norfolk Southern Corp.               6,200      184,388
Northrop Grumman Corp.               5,678      302,808
PACCAR, Inc.                         2,750      190,080
Pall Corp.                           2,000       48,960
Parker-Hannifin Corp.                1,850      108,891
Pitney Bowes, Inc.                   3,636      160,348
*Power-One, Inc.                     1,300        8,424
R. R. Donnelley & Sons Co.           3,433      107,522
Raytheon Co.                         7,100      269,658
Robert Half International, Inc.      2,700       69,579
Rockwell Automation, Inc.            2,900      112,230
Rockwell Collins, Inc.               2,800      103,992

                             Index 500 Stock Fund

                                                             September 30, 2004


                               Shares/Par      $ Value
------------------------------------------------------
Industrials (continued)
Ryder System, Inc.                  1,000       47,040
Southwest Airlines Co.             12,480      169,978
Textron, Inc.                       2,200      141,394
Tyco International, Ltd.           31,670      971,002
Union Pacific Corp.                 4,100      240,260
United Parcel Service, Inc. -
  Class B                          17,700    1,343,784
United Technologies Corp.           8,100      756,378
W.W. Grainger, Inc.                 1,400       80,710
Waste Management, Inc.              9,157      250,352
------------------------------------------------------
Total                                       19,119,347
------------------------------------------------------

Information Technology (15.2%)
*ADC Telecommunications, Inc.      12,800       23,168
Adobe Systems, Inc.                 3,800      187,986
*Advanced Micro Devices, Inc.       5,600       72,800
*Affiliated Computer Services,
  Inc. - Class A                    2,000      111,340
*Agilent Technologies, Inc.         7,646      164,924
*Altera Corp.                       5,824      113,976
Analog Devices, Inc.                5,900      228,802
*Andrew Corp.                       2,500       30,600
*Apple Computer, Inc.               6,100      236,375
*Applied Materials, Inc.           26,700      440,283
*Applied Micro Circuits Corp.       4,900       15,337
Autodesk, Inc.                      1,800       87,534
Automatic Data Processing,
  Inc.                              9,250      382,210
*Avaya, Inc.                        6,977       97,259
*BMC Software, Inc.                 3,500       55,335
*Broadcom Corp. - Class A           5,000      136,450
*CIENA Corp.                        9,000       17,820
*Cisco Systems, Inc.              106,633    1,930,057
*Citrix Systems, Inc.               2,700       47,304
Computer Associates
  International, Inc.               9,200      241,960
*Computer Sciences Corp.            3,000      141,300
*Compuware Corp.                    6,100       31,415
*Comverse Technology, Inc.          3,100       58,373
*Convergys Corp.                    2,200       29,546
*Corning, Inc.                     22,000      243,760
*Dell, Inc.                        39,400    1,402,640
*Electronic Arts, Inc.              4,800      220,752
Electronic Data Systems Corp.       8,033      155,760
*EMC Corp.                         37,912      437,504
First Data Corp.                   13,553      589,556
*Fiserv, Inc.                       3,100      108,066
*Gateway, Inc.                      5,900       29,205

                               Shares/Par      $ Value
------------------------------------------------------
Information Technology (continued)
Hewlett-Packard Co.                47,636      893,175
Intel Corp.                       101,094    2,027,946
International Business
  Machines Corp.                   26,451    2,267,909
*Intuit, Inc.                       3,000      136,200
*Jabil Circuit, Inc.                3,200       73,600
*JDS Uniphase Corp.                22,700       76,499
*KLA-Tencor Corp.                   3,100      128,588
*Lexmark International Group,
  Inc. - Class A                    2,000      168,020
Linear Technology Corp.             4,800      173,952
*LSI Logic Corp.                    6,000       25,860
*Lucent Technologies, Inc.         67,784      214,875
Maxim Integrated Products,
  Inc.                              5,100      215,679
*Mercury Interactive Corp.          1,500       52,320
*Micron Technology, Inc.            9,600      115,488
Microsoft Corp.                   171,400    4,739,210
Molex, Inc.                         2,950       87,969
Motorola, Inc.                     37,260      672,170
*National Semiconductor Corp.       5,628       87,178
*NCR Corp.                          1,500       74,385
*Network Appliance, Inc.            5,600      128,800
*Novell, Inc.                       6,100       38,491
*Novellus Systems, Inc.             2,300       61,157
*NVIDIA Corp.                       2,600       37,752
*Oracle Corp.                      81,525      919,602
*Parametric Technology Corp.        4,200       22,176
Paychex, Inc.                       5,925      178,639
*PeopleSoft, Inc.                   5,800      115,130
*PMC-Sierra, Inc.                   2,800       24,668
*QLogic Corp.                       1,500       44,415
QUALCOMM, Inc.                     25,600      999,424
Sabre Holdings Corp. - Class A      2,211       54,236
*Sanmina-SCI Corp.                  8,200       57,810
Scientific-Atlanta, Inc.            2,400       62,208
*Siebel Systems, Inc.               7,900       59,566
*Solectron Corp.                   15,200       75,240
*Sun Microsystems, Inc.            52,449      211,894
*SunGard Data Systems, Inc.         4,500      106,965
*Symantec Corp.                     5,000      274,400
Symbol Technologies, Inc.           3,750       47,400
Tektronix, Inc.                     1,300       43,225
*Tellabs, Inc.                      6,600       60,654
*Teradyne, Inc.                     3,100       41,540
Texas Instruments, Inc.            27,325      581,476
*Unisys Corp.                       5,300       54,696
*VERITAS Software Corp.             6,838      121,716

                             Index 500 Stock Fund



                              Shares/Par      $ Value
-----------------------------------------------------
Information Technology (continued)
*Xerox Corp.                      13,200      185,856
Xilinx, Inc.                       5,500      148,500
*Yahoo!, Inc.                     21,500      729,065
-----------------------------------------------------
Total                                      25,787,121
-----------------------------------------------------

Materials (3.0%)
Air Products and Chemicals,
  Inc.                             3,600      195,768
Alcoa, Inc.                       13,686      459,713
Allegheny Technologies, Inc.       1,400       25,550
Ball Corp.                         1,800       67,374
Bemis Co., Inc.                    1,700       45,186
The Dow Chemical Co.              14,811      669,161
E. I. du Pont de Nemours and
  Co.                             15,727      673,115
Eastman Chemical Co.               1,200       57,060
Ecolab, Inc.                       4,100      128,904
Engelhard Corp.                    2,000       56,700
Freeport-McMoRan Copper &
  Gold, Inc. - Class B             2,800      113,400
Georgia-Pacific Corp.              3,996      143,656
Great Lakes Chemical Corp.           800       20,480
*Hercules, Inc.                    1,700       24,225
International Flavors &
  Fragrances, Inc.                 1,525       58,255
International Paper Co.            7,686      310,591
Louisiana-Pacific Corp.            1,700       44,115
MeadWestvaco Corp.                 3,176      101,314
Monsanto Co.                       4,240      154,421
Newmont Mining Corp.               6,958      316,798
Nucor Corp.                        1,200      109,644
*Pactiv Corp.                      2,400       55,800
Phelps Dodge Corp.                 1,496      137,677
PPG Industries, Inc.               2,700      165,456
Praxair, Inc.                      5,100      217,974
Rohm and Haas Co.                  3,505      150,610
*Sealed Air Corp.                  1,314       60,904
Sigma-Aldrich Corp.                1,100       63,800
Temple-Inland, Inc.                  900       60,435
United States Steel Corp.          1,800       67,716
Vulcan Materials Co.               1,600       81,520
Weyerhaeuser Co.                   3,800      252,624
Worthington Industries, Inc.       1,400       29,890
-----------------------------------------------------
Total                                       5,119,836
-----------------------------------------------------

Telecommunication Services (3.6%)
ALLTEL Corp.                       4,900      269,059
AT&T Corp.                        12,482      178,742
*AT&T Wireless Services, Inc.     43,031      635,998

                               Shares/Par      $ Value
------------------------------------------------------
Telecommunication Services (continued)
BellSouth Corp.                    28,900      783,768
CenturyTel, Inc.                    2,100       71,904
Citizens Communications Co.         5,200       69,628
*Nextel Communications, Inc. -
  Class A                          17,517      417,605
*Qwest Communications
  International, Inc.              28,200       93,906
SBC Communications, Inc.           52,218    1,355,057
Sprint Corp.                       22,950      461,984
Verizon Communications, Inc.       43,654    1,719,095
------------------------------------------------------
Total                                        6,056,746
------------------------------------------------------

Utilities (2.8%)
*The AES Corp.                     10,125      101,149
*Allegheny Energy, Inc.             2,000       31,920
Ameren Corp.                        3,100      143,065
American Electric Power Co.,
  Inc.                              6,200      198,152
*Calpine Corp.                      6,600       19,140
Centerpoint Energy, Inc.            4,873       50,484
Cinergy Corp.                       2,800      110,880
*CMS Energy Corp.                   2,500       23,800
Consolidated Edison, Inc.           3,825      160,803
Constellation Energy Group,
  Inc.                              2,800      111,552
Dominion Resources, Inc.            5,242      342,041
DTE Energy Co.                      2,700      113,913
Duke Energy Corp.                  14,762      337,902
*Dynegy, Inc. - Class A             6,000       29,940
Edison International                5,100      135,201
Entergy Corp.                       3,600      218,196
Exelon Corp.                       10,374      380,621
FirstEnergy Corp.                   5,237      215,136
FPL Group, Inc.                     2,900      198,128
KeySpan Corp.                       2,500       98,000
Nicor, Inc.                           700       25,690
NiSource, Inc.                      4,151       87,213
Peoples Energy Corp.                  600       25,008
*PG&E Corp.                         6,300      191,520
Pinnacle West Capital Corp.         1,400       58,100
PPL Corp.                           2,998      141,446
Progress Energy, Inc.               3,893      164,830
Public Service Enterprise
  Group, Inc.                       3,724      158,642
Sempra Energy                       3,651      132,130
The Southern Co.                   11,600      347,768
TECO Energy, Inc.                   3,000       40,590
TXU Corp.                           4,697      225,080

                             Index 500 Stock Fund

                                                             September 30, 2004


                              Shares/Par      $ Value
-----------------------------------------------------
Utilities (continued)
Xcel Energy, Inc.                  6,340      109,809
-----------------------------------------------------
Total                                       4,727,849
-----------------------------------------------------
Total Common Stocks
  (Cost $150,871,796)                     163,928,634
-----------------------------------------------------

Money Market Investments (3.4%)
Federal Government & Agencies (0.6%)
(b) Federal National Mortgage
  Association,
  1.46%, 10/6/04               1,100,000    1,099,777
-----------------------------------------------------

Newspapers (1.9%)
(b) Gannet Company, Inc.,
  1.75%, 10/18/04              3,000,000    2,997,521
-----------------------------------------------------

Short Term Business Credit (0.9%)
(b) UBS Finance Delaware LLC,
  1.88%, 10/1/04               1,600,000    1,600,000
-----------------------------------------------------
Total Money Market Investments
  (Cost $5,697,298)                         5,697,298
-----------------------------------------------------
Total Investments (100.0%)
  (Cost $156,569,094)(a)                  169,625,932
-----------------------------------------------------
Other Assets,
  Less Liabilities (0.0%)                      51,434
-----------------------------------------------------
Total Net Assets (100.0%)                 169,677,366
-----------------------------------------------------

*Non-Income Producing

(a)At September 30, 2004 the aggregate cost of securities for federal tax purposes was $156,569,094 and the net unrealized appreciation of investments based on that cost was $13,056,838 which is comprised of $26,471,975 aggregate gross unrealized appreciation and $13,415,137 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
S & P 500 Index Futures
 (Total notional value at
 09/30/04, $5,624,075)       20       12/04       $(49,575)

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Asset Allocation Fund


Asset Allocation Fund

Asset Allocation 9/30/04

                                    [CHART]

Investment Grade Bonds                        34%
Large Cap Stocks                              27%
Foreign Stocks                                17%
Small Cap Stocks                              14%
Below Investment Grade Bonds                   8%


Asset Allocation is based on invested assets.
Asset Allocation is subject to change.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  992.10    $ 6.72
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,018.02    $ 6.81
               -------------------------------------------------

Asset Allocation Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  988.80    $ 9.92
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,014.79    $10.05
               -------------------------------------------------

Asset Allocation Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  988.80    $ 9.92
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,014.79    $10.05
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.35% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             Asset Allocation Fund

                                                             September 30, 2004

Asset Allocation Fund

Schedule of Investments 9/30/04 (Unaudited)

                               Shares/Par   $ Value
---------------------------------------------------
Domestic Common Stocks
  and Warrants (36.5%)
LARGE CAP COMMON STOCKS (24.3%)
Consumer Discretionary (4.9%)
*Bed Bath & Beyond, Inc.            8,700   322,857
Best Buy Co., Inc.                  4,800   260,352
Carnival Corp.                     14,145   668,917
*Comcast Corp. - Class A            8,500   240,040
DaimlerChrysler AG                  5,100   211,242
Fortune Brands, Inc.               12,600   933,534
Gannett Co., Inc.                   5,100   427,176
Harley-Davidson, Inc.               9,400   558,736
J. C. Penney Co., Inc.             14,200   500,976
*Kohl's Corp.                       7,000   337,330
Lowe's Companies, Inc.              3,400   184,790
McDonald's Corp.                   12,900   361,587
The McGraw-Hill Companies,
  Inc.                              6,100   486,109
The News Corp., Ltd., ADR          10,300   322,699
NIKE, Inc. - Class B                5,600   441,280
Omnicom Group, Inc.                 6,900   504,114
PETsMART, Inc.                      7,800   221,442
Staples, Inc.                      14,700   438,354
Target Corp.                       20,000   905,000
*Time Warner, Inc.                 21,800   351,852
Viacom, Inc. - Class B             13,000   436,280
Wendy's International, Inc.         2,700    90,720
---------------------------------------------------
Total                                     9,205,387
---------------------------------------------------

Consumer Staples (2.1%)
Altria Group, Inc.                 15,100   710,304
Anheuser-Busch Companies, Inc.      6,600   329,670
Avon Products, Inc.                10,500   458,640
*Dean Foods Co.                     1,800    54,036
PepsiCo, Inc.                      13,200   642,180
The Procter & Gamble Co.            6,200   335,544
Wal-Mart Stores, Inc.              18,300   973,560
Walgreen Co.                       12,100   433,543
---------------------------------------------------
Total                                     3,937,477
---------------------------------------------------

Energy (1.5%)
ConocoPhillips                      7,400   613,090
EOG Resources, Inc.                 9,300   612,405
Exxon Mobil Corp.                  16,900   816,777
Halliburton Co.                    13,100   441,339
*Noble Corp.                        8,600   386,570
---------------------------------------------------
Total                                     2,870,181
---------------------------------------------------

Financials (3.8%)
American Express Co.                7,200   370,512

                                       Shares/Par   $ Value
-----------------------------------------------------------
Financials (continued)
American International
  Group, Inc.                              13,900   945,061
Capital One Financial Corp.                 1,700   125,630
The Chubb Corp.                             6,600   463,848
Citigroup, Inc.                            20,200   891,224
Countrywide Credit Industries,
  Inc.                                     10,298   405,638
Freddie Mac                                 3,400   221,816
The Goldman Sachs Group, Inc.               5,000   466,200
Lehman Brothers Holdings, Inc.              5,600   446,432
Morgan Stanley                              9,000   443,700
Prudential Financial, Inc.                  9,700   456,288
U.S. Bancorp                               17,600   508,640
Wachovia Corp.                              8,000   375,600
Wells Fargo & Co.                          17,400 1,037,562
-----------------------------------------------------------
Total                                             7,158,151
-----------------------------------------------------------

Health Care (3.6%)
Abbott Laboratories                        10,300   436,308
*Amgen, Inc.                               13,300   753,844
*Boston Scientific Corp.                   10,300   409,219
Eli Lilly and Co.                           6,800   408,340
*Fisher Scientific International, Inc.      3,900   227,487
*Genentech, Inc.                            4,300   225,406
*Gilead Sciences, Inc.                     11,300   422,394
Johnson & Johnson                          13,300   749,189
Medtronic, Inc.                            13,300   690,270
Pfizer, Inc.                               29,200   893,520
*St. Jude Medical, Inc.                     4,000   301,080
Teva Pharmaceutical Industries,
  Ltd., ADR                                29,315   760,724
*UnitedHealth Group, Inc.                   2,700   199,098
*Zimmer Holdings, Inc.                      4,200   331,968
-----------------------------------------------------------
Total                                             6,808,847
-----------------------------------------------------------

Industrials (1.8%)
Canadian National Railway Co.              11,250   545,625
Caterpillar, Inc.                           3,100   249,395
FedEx Corp.                                 2,900   248,501
General Electric Co.                       50,000 1,679,000
Tyco International, Ltd.                   14,600   447,636
United Parcel Service, Inc. -
  Class B                                   3,300   250,536
-----------------------------------------------------------
Total                                             3,420,693
-----------------------------------------------------------

Information Technology (5.2%)
*Accenture Ltd. - Class A                  13,100   354,355
*Affiliated Computer Services, Inc. -
  Class A                                   9,500   528,865
Analog Devices, Inc.                        9,900   383,922

                             Asset Allocation Fund



                               Shares/Par    $ Value
----------------------------------------------------
Information Technology (continued)
*Applied Materials, Inc.           13,100    216,019
*ASML Holding N.V.                 17,400    223,938
*Broadcom Corp. - Class A           7,200    196,488
*Cisco Systems, Inc.               45,900    830,789
*Dell, Inc.                        16,800    598,080
First Data Corp.                   15,300    665,550
*Fiserv, Inc.                       8,800    306,768
*Google, Inc. - Class A               900    116,640
Hewlett-Packard Co.                16,100    301,875
Intel Corp.                        25,700    515,542
International Business
  Machines Corp.                    7,200    617,328
*Lexmark International Group,
  Inc. - Class A                    5,300    445,253
*LM Ericsson Telephone Co.,
  ADR                              12,900    402,996
Microsoft Corp.                    54,900  1,517,984
*National Semiconductor Corp.      17,600    272,624
SAP AG-Sponsored ADR                5,900    229,805
*Symantec Corp.                     4,800    263,424
Taiwan Semiconductor - ADR         26,078    186,197
Texas Instruments, Inc.            11,500    244,720
*Yahoo!, Inc.                      10,594    359,243
----------------------------------------------------
Total                                      9,778,405
----------------------------------------------------

Materials (1.1%)
Alcoa, Inc.                        25,800    866,622
Newmont Mining Corp.                5,700    259,521
Praxair, Inc.                      12,200    521,428
Weyerhaeuser Co.                    7,600    505,248
----------------------------------------------------
Total                                      2,152,819
----------------------------------------------------

Other Holdings (0.1%)
*Nasdaq-100 Trust, Series 1         3,300    115,995
----------------------------------------------------

Telecommunication Services (0.2%)
Vodafone Group PLC, ADR            17,400    419,513
----------------------------------------------------
TOTAL LARGE CAP
  COMMON STOCKS                           45,867,468
----------------------------------------------------

SMALL CAP COMMON STOCKS (12.2%)
Consumer Discretionary (2.7%)
*Ann Taylor Stores Corp.           11,325    265,005
Circuit City Stores, Inc.           5,200     79,768
*Coach, Inc.                        5,800    246,036
*Digital Theater Systems, Inc.      7,000    127,750
*Entercom Communications
  Corp. - Class A                   3,100    101,246

                                 Shares/Par   $ Value
-----------------------------------------------------
Consumer Discretionary (continued)
Fairmont Hotels & Resorts, Inc.       8,800   240,416
Garmin, Ltd.                          5,300   229,225
*Hibbett Sporting Goods, Inc.           100     2,049
Jones Apparel Group, Inc.             5,500   196,900
*Lamar Advertising Co. - Class A      7,700   320,397
Leggett & Platt, Inc.                17,300   486,130
Michaels Stores, Inc.                11,100   657,231
*Multimedia Games, Inc.              13,000   201,500
*O'Reilly Automotive, Inc.           19,300   738,997
Orient-Express Hotel, Ltd. -
  Class A                            13,700   223,858
*Pinnacle Entertainment, Inc.        19,200   264,960
Polaris Industries, Inc.              5,000   279,100
*Sharper Image Corp.                  5,800   124,410
The Talbots, Inc.                     6,500   161,135
*Westwood One, Inc.                   4,600    90,942
-----------------------------------------------------
Total                                       5,037,055
-----------------------------------------------------

Energy (0.8%)
BJ Services Co.                       6,200   324,942
*Harvest Natural Resources, Inc.      3,500    58,100
*National-Oilwell, Inc.               9,300   305,598
Patterson-UTI Energy, Inc.           16,600   316,562
Pioneer Natural Resources Co.         6,600   227,568
*Smith International, Inc.            4,500   273,285
-----------------------------------------------------
Total                                       1,506,055
-----------------------------------------------------

Financials (1.2%)
Assured Guaranty, Ltd.                7,200   119,952
BankAtlantic Bancorp, Inc.            7,400   135,568
*CapitalSource, Inc.                  8,300   185,422
Investors Financial Services
  Corp.                              28,000 1,263,640
Old Republic International Corp.     10,050   251,552
*Silicon Valley Bancshares            3,700   137,529
*Trammell Crow Co.                   10,800   169,776
-----------------------------------------------------
Total                                       2,263,439
-----------------------------------------------------

Health Care (3.4%)
*Angiotech Pharmaceuticals, Inc.      6,400   129,728
*Bio-Rad Laboratories, Inc.
  Class A                             2,300   117,530
*Bradley Pharmaceuticals, Inc.       11,000   223,850
*Caremark Rx, Inc.                   25,145   806,400
*Cytyc Corp.                         11,600   280,140
*DaVita, Inc.                        51,300 1,597,995

                             Asset Allocation Fund

                                                             September 30, 2004


                                  Shares/Par   $ Value
------------------------------------------------------
Healthcare (continued)
Health Management Associates,
  Inc. - Class A                      16,600   339,138
*Kinetic Concepts, Inc.                6,200   325,810
*Kyphon, Inc.                          7,300   180,894
*Lincare Holdings, Inc.               16,100   478,331
*Patterson Companies, Inc.             8,900   681,384
*Psychiatric Solutions, Inc.           9,000   228,150
*Radiation Therapy Services, Inc.      4,700    53,298
*Renal Care Group, Inc.               13,500   435,105
Select Medical Corp.                  11,300   151,759
*Thermo Electron Corp.                 8,300   224,266
*Varian Medical Systems, Inc.          4,400   152,108
------------------------------------------------------
Total                                        6,405,886
------------------------------------------------------

Industrials (1.7%)
C.H. Robinson Worldwide, Inc.         10,200   473,178
Cintas Corp.                           4,200   176,568
The Corporate Executive Board
  Co.                                  5,100   312,324
*Forward Air Corp.                     5,600   224,112
*Intersections, Inc.                   8,200   120,130
*Knight Transportation, Inc.          21,430   459,031
L-3 Communications Holdings,
  Inc.                                 4,300   288,100
Manpower, Inc.                         1,800    80,082
*Marlin Business Services, Inc.        7,300   136,948
MSC Industrial Direct Co., Inc. -
  Class A                             11,500   391,920
Robert Half International, Inc.        9,600   247,392
Teleflex, Inc.                         6,700   284,750
------------------------------------------------------
Total                                        3,194,535
------------------------------------------------------

Information Technology (2.4%)
*Amdocs, Ltd.                          4,000    87,320
*Avaya, Inc.                           8,200   114,308
CDW Corp.                              3,800   220,514
*Cogent, Inc.                          5,200    94,744
*Cognos, Inc.                          8,900   316,128
*Cree, Inc.                            4,600   140,438
*Digital River, Inc.                   7,600   226,328
*Electronics for Imaging, Inc.         5,400    87,696
*Genesis Microchip, Inc.              11,800   159,300
Harris Corp.                           3,600   197,784
*Hewitt Associates, Inc.               8,900   235,494
*Integrated Circuit Systems, Inc.      5,000   107,500
*Ipayment, Inc.                        3,500   140,560
*Kronos Inc.                           4,100   181,589
*Lam Research Corp.                   10,500   229,740
Microchip Technology, Inc.             4,500   120,780

                                  Shares/Par    $ Value
-------------------------------------------------------
Information Technology (continued)
*NAVTEQ Corp.                          2,300     81,972
Paychex, Inc.                          8,250    248,738
*Plexus Corp.                          6,200     68,448
*QLogic Corp.                          7,400    219,114
*Semtech Corp.                         5,900    113,103
*Silicon Laboratories, Inc.            2,800     92,652
*Verint Systems, Inc.                  4,700    173,148
*VeriSign, Inc.                        5,900    117,292
*Westell Technologies, Inc. -
  Class A                             17,800     92,026
*Zebra Technologies Corp. -
  Class A                             10,500    640,605
-------------------------------------------------------
Total                                         4,507,321
-------------------------------------------------------
TOTAL SMALL CAP
  COMMON STOCKS                              22,914,291
-------------------------------------------------------

WARRANTS (0.0%)
Telecommunication Services (0.0%)
American Tower Corp. -
  Warrants                               100      1,880
Horizon PCS, Inc. - Warrant
  144A                                    50          1
IWO Holdings, Inc. 144A                   50          1
-------------------------------------------------------
Total                                             1,882
-------------------------------------------------------

Transportation (0.0%)
Railamerica Transportation
  Corp.                                   50      2,575
-------------------------------------------------------
TOTAL WARRANTS                                    4,457
-------------------------------------------------------
Total Domestic Common
  Stocks and Warrants
  (Cost $59,468,804)                         68,786,216
-------------------------------------------------------

                    Country
-------------------------------------------------------
Foreign Common Stocks (15.5%)
Basic Materials (0.8%)
BASF AG             Germany            3,550    208,551
CRH PLC             Ireland            8,490    201,402
K+S AG              Germany            3,520    151,135
Nippon Steel Corp.  Japan             84,000    199,682
Sumitomo Chemical
  Co., Ltd.         Japan             45,000    213,129
*Syngenta AG        Switzerland        2,675    254,926
*Umicore-Strip VVPR Belgium               84         11
Wienerberger AG     Austria            5,749    215,637
-------------------------------------------------------
Total                                         1,444,473
-------------------------------------------------------

Conglomerates (1.5%)
Grupo Ferrovial     Spain              6,715    299,825
*iShares MSCI EAFE
  Index Fund        United States     14,425  2,039,696

                             Asset Allocation Fund



                      Country        Shares/Par   $ Value
---------------------------------------------------------
Conglomerates (continued)
Nomura TOPIX
  Exchange Traded
  Fund                Japan              24,000   241,709
Vinci                 France              2,490   286,528
---------------------------------------------------------
Total                                           2,867,758
---------------------------------------------------------

Consumer Cyclical (3.3%)
Autoliv, Inc.         Sweden              2,360    94,333
Beru AG               Germany             2,305   165,471
Bridgestone Corp.     Japan              11,000   204,101
*Bulgari S.P.A.       Italy              19,765   196,631
Burberry Group PLC    United Kingdom     29,000   195,478
Edgars Consolidated
  Stores, Ltd.        South Africa        3,902   113,902
Esprit Holdings, Ltd. Hong Kong          54,000   276,300
Four Seasons Hotels,
  Inc.                Canada              1,640   105,124
Funai Electric Co.,
  Ltd.                Japan               1,100   147,911
*Gestevision
  Telecinco SA        Spain               1,845    33,364
Hilton Group PLC      United Kingdom     43,710   218,898
Hyundai Motor Co.,
  Ltd.                South Korea         4,690   216,274
*InterContinental
  Hotels Group
  PLC                 United Kingdom     16,515   187,827
Lagardere S.C.A.      France              2,995   185,767
Lottomatica SPA       Italy               8,325   230,265
Mediaset SPA          Italy               8,185    92,915
Michelin SA -
  Class B             France              1,975   100,375
Next PLC              United Kingdom      8,590   253,836
NHK Spring Co.,
  Ltd.                Japan              25,000   181,237
Nissan Motor Co.,
  Ltd.                Japan              16,400   178,560
Nitori Co., Ltd.      Japan               3,200   183,496
Nobia AB              Sweden             17,420   224,324
Nokian Renkaat Oyj    Finland             1,885   204,853
Opap SA               Greece             10,065   193,262
Porsche AG            Germany               249   161,217
Punch Taverns PLC     United Kingdom     23,570   214,963
*Ryohin Keikaku Co.,
  Ltd.                Japan               3,900   168,434
Signet Group PLC      United Kingdom     91,695   189,987
Square Enix Co.,
  Ltd.                Japan               7,000   191,807

                      Country        Shares/Par   $ Value
---------------------------------------------------------
Consumer Cyclical (continued)
Swatch Group          Switzerland         1,690   228,049
Techtronic Industries
  Co.                 Hong Kong         114,500   225,386
*Urbi Desarrollos
  Urbanos SA          Mexico             23,395    89,148
USS Co., Ltd.         Japan               2,560   193,019
*Vivendi Universal SA France              7,135   182,817
Wal-Mart de Mexico -
  Series V            Mexico             47,455   160,646
Wolseley PLC          United Kingdom     12,090   206,415
---------------------------------------------------------
Total                                           6,396,392
---------------------------------------------------------

Consumer Non-Cyclical (1.2%)
Axfood AB             Sweden              5,600   151,534
*Cott Corp.           Canada              5,320   153,429
Metro AG              Germany             4,190   186,980
*Natura Cosmeticos
  SA                  Brazil              8,230   165,521
Nestle SA             Switzerland           580   132,842
Puma AG               Germany             1,620   432,589
Reckitt Benckiser PLC United Kingdom      8,645   211,815
*Royal Numico N.V.    Netherlands         5,660   180,243
SABMiller, Inc.       United Kingdom      7,765   102,504
Swedish Match AB      Sweden             25,525   269,969
Tesco PLC             United Kingdom     54,570   281,678
---------------------------------------------------------
Total                                           2,269,104
---------------------------------------------------------

Energy (0.8%)
BG Group              United Kingdom     32,965   221,310
BP PLC                United Kingdom     22,160   211,527
EnCana Corp.          Canada              4,280   199,534
ENI SPA               Italy              10,715   240,078
Suncor Energy, Inc.   Canada              6,470   206,797
Technip               France              1,497   241,706
Total Fina Elf SA     France              1,195   243,407
---------------------------------------------------------
Total                                           1,564,359
---------------------------------------------------------

Financials (2.6%)
*Admiral Group PLC    United Kingdom      4,605    23,999
Alpha Bank AE         Greece              7,872   200,430
AMP, Ltd.             Australia          51,145   230,802
Anglo Irish Bank
  Corp PLC            Ireland            25,523   467,571
*Banco Espanol de
  Credito SA          Spain              14,865   173,731
Banco Popolare Di
  Verona              Italy              14,060   246,572

                             Asset Allocation Fund

                                                             September 30, 2004


                      Country        Shares/Par   $ Value
---------------------------------------------------------
Financials (continued)
*Bank of Yokohama,
  Ltd.                Japan              34,000   182,625
Bank Rakyat
  Indonesia           Indonesia         909,500   203,545
BNP Paribas SA        France              3,720   240,253
Credit Saison Co.,
  Ltd.                Japan               6,000   184,548
DNB NOR ASA           Norway             27,270   215,721
Erste Bank Der
  Oester              Austria             4,820   200,546
Fondiaria SPA         Italy               8,130   183,471
Foreningssparbanken
  AB                  Sweden              9,775   203,416
HSBC Holdings PLC     Hong Kong          13,363   212,491
ING Groep NV          Netherlands         8,978   226,582
*Kookmin Bank         South Korea         5,660   179,164
Man Group PLC         United Kingdom      6,655   143,187
Manulife Financial
  Corp., ADR          Canada              4,855   212,600
Mitsubishi Tokyo
  Financial Group,
  Inc.                Japan                  23   191,780
OTP Bank RT           Hungary            11,675   261,226
Royal Bank of
  Scotland Group
  PLC                 United Kingdom      6,681   192,951
Storebrand ASA        Norway             31,080   234,318
---------------------------------------------------------
Total                                           4,811,529
---------------------------------------------------------

Health Care (1.2%)
*Actelion, Ltd.       Switzerland         1,585   162,473
CSL, Ltd.             Australia          11,065   227,624
* Elekta AB - Class B Sweden              6,555   159,369
GN Store Nord A/S     Denmark            26,840   271,015
Nobel Biocare
  Holding AG          Switzerland         1,300   201,710
Novartis AG           Switzerland         5,260   248,109
Roche Holdings        Switzerland         1,775   183,371
Schwarz Pharma AG     Germany             5,970   224,297
Smith & Nephew
  PLC                 United Kingdom     16,000   147,081
Straumann AG          Switzerland           795   168,715
*Synthes, Inc.        Switzerland         1,780   193,866
---------------------------------------------------------
Total                                           2,187,630
---------------------------------------------------------

Industrials (1.3%)
Atlas Copco AB -
  A Shares            Sweden              5,850   224,994
Capita Group PLC      United Kingdom     38,260   227,779

                     Country        Shares/Par   $ Value
--------------------------------------------------------
Industrials (continued)
*Chiyoda Corp.       Japan              31,000   234,859
Cobham PLC           United Kingdom      7,485   180,414
Daewoo
  Shipbuilding &
  Marine
  Engineering Co.    South Korea        15,190   220,957
*Deutz AG            Germany             9,630    34,087
Fuji Seal, Inc.      Japan               1,200    51,282
Keyence Corp.        Japan                 900   189,285
Kubota Corp.         Japan              51,000   240,621
Meggitt PLC          United Kingdom     48,713   215,084
Omron Corp.          Japan               7,700   169,419
Schneider SA         France              2,895   187,151
Volvo AB             Sweden              5,625   198,569
--------------------------------------------------------
Total                                          2,374,501
--------------------------------------------------------

Technology (1.6%)
*Axalto Holding N.V. France              2,200    46,861
Canon Inc.           Japan               4,000   187,996
*Citizen Electronics
  Co.                Japan               3,050   160,504
Dassault Systemes    France              3,845   179,655
*Epcos AG            Germany             7,125   109,289
*Ericsson LM -
  B Shares           Sweden            106,200   329,678
*Gresham Computing
  PLC                United Kingdom     30,370   142,887
Hoya Corp.           Japan               2,000   209,590
Indra Sistemas, S.A. Spain              14,605   194,455
Infosys
  Technologies, Ltd. India               5,533   204,011
*Kontron AG          Germany            25,550   203,727
Neopost SA           France              3,660   235,014
Net One Systems
  Co., Ltd.          Japan                  55   203,103
Samsung Electronics  South Korea           550   218,758
Siemens AG           Germany             2,480   182,377
*TDK Corp.           Japan               2,800   186,472
--------------------------------------------------------
Total                                          2,994,377
--------------------------------------------------------

Telecommunication Services (0.5%)
*Mobistar SA         Belgium             4,320   308,515
PT Telekomunikasi
  Indonesia          Indonesia         440,000   199,345
*Telefonica SA       Spain              12,721   190,384
Vodafone Group
  PLC                United Kingdom     62,380   149,284
--------------------------------------------------------
Total                                            847,528
--------------------------------------------------------

                             Asset Allocation Fund



                   Country        Shares/Par    $ Value
-------------------------------------------------------
Transportation (0.4%)
Canadian National
  Railway Co.      Canada              5,570    269,796
Fraport AG         Germany             5,169    171,733
*Golar LNG, Ltd.   Bermuda            11,370    179,042
Kamigumi Co.,
  Ltd.             Japan              27,000    195,491
-------------------------------------------------------
Total                                           816,062
-------------------------------------------------------

Utilities (0.3%)
Brisa-Auto
  Estradas de
  Portugal SA      Portugal           26,100    212,002
Centrica PLC       United Kingdom     45,980    208,841
Iberdrola SA       Spain              10,155    210,630
-------------------------------------------------------
Total                                           631,473
-------------------------------------------------------
Total Foreign Common Stock
  (Cost $23,060,425)                         29,205,186
-------------------------------------------------------

Preferred Stocks (0.0%)
TRANSPORTATION (0.0%)
(c)(d) American Commercial Lines
  LLC                                    399        200
-------------------------------------------------------
Total Preferred Stocks
  (Cost $25,005)                                    200
-------------------------------------------------------

Revenue Bonds (0.1%)
Municipal Bonds - Revenue (0.1%)
Nashville & Davidson County,
  Tennessee Health and
  Educational Facilities Board of
  The Metropolitan Government,
  0.00%, 6/1/21, RB                  400,000    177,904
-------------------------------------------------------
Total Revenue Bonds
  (Cost $172,724)                               177,904
-------------------------------------------------------

Investment Grade Bonds (12.6%)
Aerospace - Defense (0.3%)
Lockheed Martin Corp.,
  8.20%, 12/1/09                     460,000    547,383
-------------------------------------------------------

Auto Related (0.7%)
American Honda Finance,
  4.50%, 5/26/09 144A                350,000    358,233
Toyota Motor Credit Corp.,
  2.70%, 1/30/07                     400,000    396,633
Toyota Motor Credit Corp.,
  4.35%, 12/15/10                    350,000    358,003
Toyota Motor Credit Corp.,
  5.65%, 1/15/07                     250,000    263,391
-------------------------------------------------------
Total                                         1,376,260
-------------------------------------------------------

                                Shares/Par   $ Value
----------------------------------------------------
Beverages, Malt Beverages (0.4%)
Anheuser-Busch Companies, Inc.,
  7.00%, 12/1/25                   280,000   299,842
Anheuser-Busch Companies, Inc.,
  7.50%, 3/15/12                    57,000    68,057
Coca-Cola Enterprises, Inc.,
  5.25%, 5/15/07                   150,000   157,699
Coca-Cola Enterprises, Inc.,
  5.375%, 8/15/06                  250,000   260,849
----------------------------------------------------
Total                                        786,447
----------------------------------------------------

Commercial Banks (1.3%)
Bank of America Corp.,
  5.375%, 6/15/14                   35,000    36,347
Bank of America Corp.,
  7.40%, 1/15/11                    66,000    76,919
Bank One Corp., 5.25%, 1/30/13     250,000   256,989
Citigroup, Inc., 4.50%, 7/29/09    160,000   162,727
HBOS Treasury Services PLC,
  4.00%, 9/15/09 144A              335,000   335,889
Rabobank Capital Fund II,
  5.26%, 12/31/13 144A             350,000   353,087
RBS Capital Trust II,
  6.425%, 1/3/34                   350,000   356,998
UnionBanCal Corp.,
  5.25%, 12/16/13                  350,000   357,396
Wells Fargo & Co.,
  3.125%, 4/1/09                   250,000   243,394
----------------------------------------------------
Total                                      2,179,746
----------------------------------------------------

Commercial Physical Research (0.3%)
Monsanto Co., 4.00%, 05/15/08      200,000   201,581
Monsanto Co., 7.375%, 8/15/12      250,000   292,710
----------------------------------------------------
Total                                        494,291
----------------------------------------------------

Computer and Other Data Processing
  Service (0.3%)
Gtech Holdings Corp.,
  4.75%, 10/15/10                  560,000   564,454
----------------------------------------------------

Credit Reporting Services (0.2%)
U.S. Central Credit Union,
  2.75%, 5/30/08                   350,000   342,145
----------------------------------------------------

Crude Petroleum and Natural Gas (0.3%)
Occidental Petroleum,
  4.00%, 11/30/07                  130,000   131,948
Occidental Petroleum,
  7.65%, 02/15/06                  200,000   212,540
Occidental Petroleum,
  10.125%, 9/15/09                 140,000   175,959
----------------------------------------------------
Total                                        520,447
----------------------------------------------------

                             Asset Allocation Fund

                                                             September 30, 2004


                                  Shares/Par   $ Value
------------------------------------------------------
Data Processing and Preparation (0.2%)
First Data Corp., 3.90%, 10/1/09     390,000   389,441
------------------------------------------------------

Developmental World Bank (0.1%)
Supra-National Agency,
  0.00%, 3/1/28 MTNB                 800,000   212,784
------------------------------------------------------

Eating Places (0.1%)
McDonald's Corp.,
  3.875%, 8/15/07                    135,000   136,797
McDonald's Corp.,
  5.375%, 4/30/07                    100,000   105,151
------------------------------------------------------
Total                                          241,948
------------------------------------------------------

Electric Services (0.7%)
PacifiCorp, 5.45%, 9/15/13           260,000   273,730
Peco Energy Co., 4.75%, 10/1/12    1,000,000 1,015,341
------------------------------------------------------
Total                                        1,289,071
------------------------------------------------------

Electrical and Electronic Machinery,
  Equipment (0.2%)
General Electric Co.,
  5.00%, 2/1/13                      325,000   334,243
------------------------------------------------------

Electrical Equipment and Supplies (0.1%)
Cooper Industries, Inc.,
  5.50%, 11/1/09                     200,000   213,092
------------------------------------------------------

Electronic Computers (0.6%)
Hewlett-Packard Co.,
  6.50%, 7/1/12                    1,000,000 1,117,602
------------------------------------------------------

Fire, Marine and Casualty Insurance (1.1%)
Berkley (WR) Corp.,
  5.875%, 2/15/13                    200,000   207,510
Berkley (WR) Corp.,
  9.875%, 5/15/08                    600,000   715,357
Berkshire Hathaway, Inc.,
  3.40%, 7/2/07 144A                 250,000   250,935
Berkshire Hathaway, Inc.,
  5.10%, 7/15/14 144A                400,000   411,272
Progressive Corp., 6.25%, 12/1/32    211,000   222,562
Progressive Corp.,
  6.375%, 1/15/12                    200,000   220,728
------------------------------------------------------
Total                                        2,028,364
------------------------------------------------------

Health Care Products (0.9%)
Abbott Laboratories,
  3.75%, 3/15/11                     260,000   253,857
Astrazeneca PLC, 5.40%, 6/1/14       165,000   174,673

                                 Shares/Par   $ Value
-----------------------------------------------------
Health Care Products (continued)
GlaxoSmithKline Capital, Inc.,
  4.375%, 4/15/14                   400,000   392,207
Merck & Co., Inc.
  5.95%, 12/1/28                    320,000   335,427
Merck & Co., Inc., 6.40%, 3/1/28     30,000    33,149
Pfizer, Inc., 4.50% 2/15/14         350,000   349,983
Pfizer, Inc., 5.625%, 2/1/06        120,000   124,669
Pfizer, Inc., 5.625%, 4/15/09        55,000    59,227
-----------------------------------------------------
Total                                       1,723,192
-----------------------------------------------------

Holding Companies (0.1%)
Royal Bank Of Scotland GRP
  PLC, 5.00%, 10/1/14               100,000   101,254
-----------------------------------------------------

Lumber and Other Building Materials (0.3%)
Home Depot, Inc.,
  3.75%, 9/15/09 144A               650,000   647,378
-----------------------------------------------------

Measuring and Controlling Devices (0.1%)
Rockwell Automation, Inc.,
  6.70%, 1/15/28                    160,000   179,573
-----------------------------------------------------

Medical and Consumer Products (0.7%)
Johnson & Johnson, Inc.,
  3.80%, 5/15/13                    350,000   335,798
Johnson & Johnson, Inc.,
  4.95%, 5/15/33                    350,000   328,616
Johnson & Johnson, Inc.,
  6.625%, 9/1/09                    250,000   282,639
Johnson & Johnson, Inc.,
  6.95%, 9/1/29                     375,000   455,828
-----------------------------------------------------
Total                                       1,402,881
-----------------------------------------------------

Miscellaneous Business Credit
  Institutions (0.2%)
Textron Financial Corp.,
  2.75%, 6/1/06                     350,000   348,328
-----------------------------------------------------

Motors and Generators (0.5%)
Emerson Electric Co.,
  4.50%, 5/1/13                      50,000    49,682
Emerson Electric Co.,
  4.625%, 10/15/12                  620,000   622,262
Emerson Electric Co.,
  5.75%, 11/1/11                    119,000   129,871
Emerson Electric Co.,
  5.85%, 3/15/09                    210,000   227,269
-----------------------------------------------------
Total                                       1,029,084
-----------------------------------------------------

                             Asset Allocation Fund



                                      Shares/Par $ Value
--------------------------------------------------------
Oil and Gas Extraction (0.1%)
ChevronTexaco Corp.,
  6.625%, 10/1/04                        250,000 250,000
--------------------------------------------------------

Radio,TV Electronic Stores (0.2%)
RadioShack Corp., 6.95%, 9/1/07          350,000 382,662
--------------------------------------------------------

Railroads, Line-Haul Operating (0.4%)
Burlington Northern Santa Fe,
  6.125%, 3/15/09                        260,000 282,617
Union Pacific Corp.,
  3.875%, 2/15/09                        260,000 258,715
Union Pacific Corp.,
  7.375%, 9/15/09                        260,000 297,110
--------------------------------------------------------
Total                                            838,442
--------------------------------------------------------

Real Estate Investment Trusts (0.4%)
ERP Operating LP,
  4.75%, 6/15/09                          60,000  61,546
ERP Operating LP,
  5.25%, 9/15/14                         300,000 302,004
First Industrial LP,
  5.25%, 6/15/09                          50,000  51,498
Vornado Realty Trust,
  4.75%, 12/1/10                         350,000 350,834
--------------------------------------------------------
Total                                            765,882
--------------------------------------------------------

Retail - Retail Stores (0.5%)
Fortune Brands, Inc.,
  4.875%, 12/1/13                        350,000 356,059
Limited Brands, Inc.,
  6.125%, 12/1/12                        200,000 216,014
Limited Brands, Inc.,
  6.95%, 3/1/33                          205,000 227,174
VF Corp., 6.00%, 10/15/33                100,000 101,519
--------------------------------------------------------
Total                                            900,766
--------------------------------------------------------

Security Brokers and Dealers (0.3%)
Credit Suisse First Boston USA, Inc.,
  4.70%, 6/1/09                          190,000 195,557
Goldman Sachs Group, Inc.,
  5.15%, 1/15/14                         350,000 352,120
--------------------------------------------------------
Total                                            547,677
--------------------------------------------------------

Steel Wire and Related Products (0.3%)
Hubbell, Inc., 6.375%, 5/15/12           500,000 546,885
--------------------------------------------------------

Television Broadcasting Stations (0.3%)
Viacom Inc., 5.625%, 5/1/07              600,000 634,671
--------------------------------------------------------

                                 Shares/Par    $ Value
------------------------------------------------------
Toilet Preparations (0.3%)
Estee Lauder, Inc.,
  5.75%, 10/15/33                   250,000    252,114
The Gillette Co., 2.50%, 6/1/08     350,000    341,270
------------------------------------------------------
Total                                          593,384
------------------------------------------------------

Wines and Distilled Beverages (0.1%)
Brown Forman Corp.,
  3.00%, 3/15/08                    125,000    123,095
------------------------------------------------------
Total Investment Grade Bonds
  (Cost $23,198,338)                        23,652,872
------------------------------------------------------

GOVERNMENT (DOMESTIC AND FOREIGN)
  AND AGENCY BONDS (16.8%)
Federal Government and Agencies (16.8%)
Aid-Israel, 0.00%, 11/1/24        1,000,000    334,963
(e) BECCS, 14.00%, 11/15/11         500,000    469,676
Federal Home Loan Bank,
  8.25,2/27/19                      300,000    299,700
Federal National Mortgage
  Association, 6.00%, 5/1/11        149,611    157,214
Government National Mortgage
  Association, 5.50%, 4/15/32       136,703    139,457
Government National Mortgage
  Association, 8.00%, 8/15/26        35,174     38,590
Government National Mortgage
  Association, 8.00%, 7/15/27        18,250     19,957
Government National Mortgage
  Association, TBA,
  4.50%, 10/1/25                  2,572,182  2,490,997
Housing & Urban Development,
  6.08%, 8/1/13                     150,000    166,128
Quebec Province,
  4.875%, 5/5/14                    160,000    163,385
State of Israel, 7.25%, 12/15/28    350,000    396,129
(e) Tennessee Valley Authority
  Stripped, 8.25%, 4/15/42          300,000    222,180
US Treasury, 1.125%, 6/30/05         85,000     84,402
US Treasury, 1.25%, 5/31/05         475,000    472,551
US Treasury, 1.625%, 1/31/05         65,000     64,954
US Treasury, 1.625%, 3/31/05         40,000     39,930
US Treasury, 1.625%, 4/30/05         55,000     54,875
US Treasury, 1.75%, 12/31/04         30,000     29,998
US Treasury, 1.875%, 11/30/05       500,000    497,813
US Treasury, 1.875%, 1/31/06        115,000    114,317
US Treasury, 2.00%, 8/31/05         110,000    109,832
US Treasury, 2.00%, 5/15/06         255,000    253,257

                             Asset Allocation Fund

                                                             September 30, 2004


                                 Shares/Par    $ Value
------------------------------------------------------
Federal Government and Agencies (continued)
US Treasury, 2.125%, 10/31/04       250,000    250,098
US Treasury, 2.625%, 5/15/08      3,010,000  2,965,910
US Treasury, 2.625%, 3/15/09          2,000      1,947
US Treasury, 3.00%, 11/15/07      1,405,000  1,409,117
US Treasury, 3.00%, 2/15/08       6,725,000  6,728,940
US Treasury, 3.125%, 9/15/08         50,000     49,961
US Treasury, 3.25%, 1/15/09       4,815,000  4,817,257
US Treasury, 3.625%, 7/15/09          1,000      1,012
US Treasury, 4.75%, 11/15/08        930,000    985,800
US Treasury, 5.375%, 2/15/31        690,000    739,163
US Treasury, 5.50%, 5/15/09       3,053,000  3,343,749
US Treasury, 5.875%, 11/15/04     1,280,000  1,286,550
US Treasury, 6.50%, 5/15/05         285,000    292,749
US Treasury Inflation Index
  Bond, 3.375%, 1/15/07             705,345    753,589
US Treasury Inflation Index
  Bond, 3.625%, 1/15/08             844,142    925,754
US Treasury Inflation Index
  Bond, 3.875%, 4/15/29             172,827    229,239
US Treasury Stripped,
  0.00%, 5/15/30                     20,000      5,328
Vendee Mortgage Trust, Series
  1999-1, Class 2IO,
  0.175%, 1/15/29 IO             19,953,738    150,569
------------------------------------------------------
Total Government
  (Domestic and Foreign)
  and Agency Bonds
  (Cost $31,667,847)                        31,557,037
------------------------------------------------------

MORTGAGE-BACKED AND
  ASSET BACKED SECURITIES (0.5%)
Commercial Mortgages (0.4%)
Criimi Mae Commercial Mortgage
  Trust, Series 1998-C1,
  Class B, 7.00%, 11/2/11 144A      339,000    373,218
Enterprise Mortgage Acceptance
  Co., Series 1998-1, Class IO,
  1.37%, 1/15/23 IO 144A          4,801,452    198,252
Midland Realty Acceptance Corp.,
  Series 1996-C2, Class AEC,
  1.35%, 1/25/29 IO 144A          2,466,735     76,132
Mortgage Capital Funding, Inc.,
  Series 1997-MC1, Class A3,
  7.29%, 3/20/27                     44,547     45,863
------------------------------------------------------
Total Commercial Mortgages                     693,465
------------------------------------------------------

                                  Shares/Par $ Value
----------------------------------------------------
International Affairs (0.1%)
Overseas Private Investment,
  4.10%, 11/15/14                    131,280 132,161
----------------------------------------------------
Total Mortgage-Backed and Asset
  Backed Securities
  (Cost $874,694)                            825,626
----------------------------------------------------

Below Investment Grade Bonds (7.3%)
AUTOS/VEHICLE PARTS (0.1%)
Arvinmeritor, Inc., 8.75%, 3/1/12     50,000  55,375
Collins & Aikman Products,
  10.75%, 12/31/11                    84,000  84,000
Delco Remy International, Inc.,
  9.375%, 4/15/12                     63,000  61,740
HLI Operating Co.,
  10.50%, 6/15/10                     32,000  34,880
----------------------------------------------------
TOTAL                                        235,995
----------------------------------------------------

BASIC MATERIALS (0.9%)
Chemicals (0.5%)
BCP Caylux Holding,
  9.625%, 6/15/14 144A               108,000 116,640
Borden US Fin/Nova Scot,
  9.00%, 7/15/14 144A                 38,000  39,900
Crompton Corp.,
  9.875%, 8/1/12 144A                 63,000  66,150
(e) Crystal US Holdings,
  10.50%, 10/1/14 144A               187,000 111,733
Huntsman LLC,
  11.500%, 7/15/12 144A               75,000  82,781
Huntsman LLC,
  11.625%, 10/15/10                   50,000  57,875
Invista, 9.25%, 5/1/12 144A          130,000 138,775
Koppers, Inc.,
  9.875%, 10/15/13                    75,000  82,875
Rockwood Specialties Group, Inc.,
  10.265%, 5/15/11                   100,000 110,000
Terra Capital Corp.,
  11.50%, 6/1/10                     100,000 113,000
----------------------------------------------------
Total                                        919,729
----------------------------------------------------
Metals/Mining (0.1%)
Ispat Inland ULC, 9.75%, 4/1/14       88,000  97,020
Texas Industries, Inc.,
  10.25%, 6/15/11                     50,000  57,500
Wise Metals Group LLC,
  10.25%, 5/15/12 144A               100,000 100,500
----------------------------------------------------
Total                                        255,020
----------------------------------------------------

Packaging/Containers (0.2%)
(e) Consolidated Container, Co.,
  10.75%, 6/15/09                     75,000  60,375

                             Asset Allocation Fund



                                      Shares/Par   $ Value
----------------------------------------------------------
Packaging/Containers (continued)
Crown European Holdings SA,
  9.50%, 3/1/11                           25,000    27,875
Graham Packaging Co.,
  9.875%, 10/15/14 144A                   75,000    76,781
Owens Brockway Glass
  Container, 8.25%, 5/15/13               75,000    79,875
Owens Brockway Glass
  Container, 8.75%, 11/15/12              50,000    55,500
Pliant Corp., 11.125%, 9/1/09             40,000    41,600
----------------------------------------------------------
Total                                              342,006
----------------------------------------------------------

Paper & Forest Products (0.1%)
Abitibi-Consolidated, Inc.,
  7.75%, 06/15/11                         79,000    81,370
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/01/12 144A                    63,000    63,630
Appleton Papers, Inc.,
  8.125%, 6/15/11 144A                    57,000    58,710
Appleton Papers, Inc.,
  9.75%, 6/15/14 144A                     50,000    51,500
----------------------------------------------------------
Total                                              255,210
----------------------------------------------------------
TOTAL BASIC MATERIALS                            1,771,965
----------------------------------------------------------

BUILDERS/BUILDING MATERIALS (0.3%)
Building Materials (0.2%)
Integrated Electrical Services, Inc.,
  9.375%, 2/1/09                          90,000    88,200
Ply Gem Industries, Inc.,
  9%, 2/15/12 144A                        99,000    98,752
THL BuildCo, Inc.,
  8.50%, 9/1/14 144A                      80,000    83,800
----------------------------------------------------------
Total                                              270,752
----------------------------------------------------------

Home Builders (0.1%)
Technical Olympic USA, Inc.,
  7.50%, 3/15/11                          75,000    76,313
Technical Olympic USA, Inc.,
  9.00%, 7/1/10                           50,000    54,750
William Lyon Homes.,
  7.50%, 2/15/14                          75,000    76,500
----------------------------------------------------------
Total                                              207,563
----------------------------------------------------------
TOTAL BUILDERS/BUILDING
  MATERIALS                                        478,315
----------------------------------------------------------
CAPITAL GOODS (0.4%)
Amsted Industries, Inc.,
  10.25%, 10/15/11 144A                   75,000    82,500
Bombardier Recreational,
  8.375%, 12/15/13 144A                  100,000   105,250

                                   Shares/Par $ Value
-----------------------------------------------------
CAPITAL GOODS (continued)
Coleman Cable, Inc.,
  9.875%, 10/1/12 144A                 75,000  76,219
Columbus McKinnon Corp.,
  10.00%, 8/1/10                       50,000  55,000
DA-Lite Screen Co., Inc.,
  9.50%, 5/15/11                      120,000 126,599
General Cable Corp.,
  9.50%, 11/15/10                      75,000  83,250
ITRON, Inc., 7.75%, 5/15/12 144A       75,000  75,188
Rexnord Corp., 10.125%, 12/15/12       50,000  56,500
Superior Essx Com & Essx Group,
  9.00%, 4/15/12 144A                  62,000  62,000
Trimas Corp., 9.875%, 6/15/12          75,000  77,813
-----------------------------------------------------
Total                                         800,319
-----------------------------------------------------

CONSUMER PRODUCTS/RETAILING (1.0%)
Consumer Products (0.5%)
American Achievement Corp.,
  8.25%, 4/1/12 144A                   50,000  52,500
Ames True Temper, Inc.,
  10.00%, 7/15/12 144A                124,000 126,635
Amscan Holdings, Inc.,
  8.75%, 5/1/14 144A                   65,000  66,300
Coinmach Corp., 9.00%, 2/1/10         102,000 105,825
Jafra Cosmetics, 10.75%, 5/15/11      100,000 113,250
(e) Jostens Holding Corp.,
  10.25%, 12/1/13                      75,000  51,563
Jostens Ih Corp.,
  7.625%, 10/1/12 144A                 40,000  40,200
Playtex Products, Inc.,
  9.375%, 6/1/11                      138,000 141,449
Riddell Bell Holdings,
  8.375%, 10/1/12 144A                 37,000  37,601
Samsonite Corp.,
  8.875%, 6/1/11 144A                 122,000 127,490
Sealy Mattress Co., 8.25%, 6/15/14     76,000  76,570
-----------------------------------------------------
Total                                         939,383
-----------------------------------------------------

Retail Food & Drug (0.2%)
Delhaize America, Inc.,
  9%, 4/15/31                          75,000  90,251
Jean Coutu Group, Inc.,
  7.625%, 8/1/12 144A                  25,000  25,438
Jean Coutu Group, Inc.,
  8.50%, 8/1/14 144A                   75,000  74,438

                             Asset Allocation Fund

                                                             September 30, 2004


                                 Shares/Par   $ Value
-----------------------------------------------------
Retail Food & Drug (continued)
Rite Aid Corp., 9.25%, 6/1/13        84,000    86,100
Stater Brothers Holdings,
  8.125%, 6/15/12 144A              108,000   113,130
-----------------------------------------------------
Total                                         389,357
-----------------------------------------------------

Retail Stores (0.1%)
Blockbuster, Inc.,
  9.00%, 9/1/12 144A                100,000   103,750
Cole National Group,
  8.875%, 5/15/12                    75,000    84,938
Finlay Fine Jewelry Corp.,
  8.375%, 6/1/12 144A                63,000    67,725
-----------------------------------------------------
Total                                         256,413
-----------------------------------------------------

Textile/Apparel (0.2%)
Oxford Industries, Inc.,
  8.875%, 6/1/11 144A               193,000   209,404
Perry Ellis International, Inc.,
  8.875%, 9/15/13                    50,000    53,000
Phillips Van Heusen,
  7.25%, 2/15/11                    100,000   104,000
-----------------------------------------------------
Total                                         366,404
-----------------------------------------------------
TOTAL CONSUMER
  PRODUCTS/RETAILING                        1,951,557
-----------------------------------------------------

ENERGY (0.3%)
Gas Pipelines/Oil Field Services (0.1%)
Hanover Equipment Trust 01 A,
  0.00%, 3/31/07                     50,000    42,250
Hanover Equipment Trust,
  8.75% 9/1/11                       50,000    54,625
Parker Drilling Co.,
  9.625%, 10/1/13                    75,000    83,625
Pride International, Inc.,
  7.375%, 7/15/14 144A               60,000    66,600
-----------------------------------------------------
Total                                         247,100
-----------------------------------------------------

Oil & Gas Exploration/Production (0.1%)
Chesapeake Energy Corp.,
  7.50%, 6/15/14                     94,000   102,695
EXCO Resources, Inc.,
  7.25%, 1/15/11                     50,000    53,000
Range Resources Corp.,
  7.375%, 7/15/13                    70,000    73,500
-----------------------------------------------------
Total                                         229,195
-----------------------------------------------------

Oil Refining & Marketing (0.1%)
United Refining Co.,
  10.50%, 8/15/12 144A              125,000   122,813
-----------------------------------------------------
TOTAL ENERGY                                  599,108
-----------------------------------------------------

                                  Shares/Par $ Value
----------------------------------------------------
FINANCIALS (0.3%)
Banking/Savings and Loan (0.0%)
Western Financial Bank-FSB,
  9.625%, 5/15/12                     50,000  56,500
----------------------------------------------------

Financials Services (0.2%)
Dollar Financial Group,
  9.75%, 11/15/11                     75,000  79,500
LaBranche and Co.,
  11.00%, 5/15/12 144A                63,000  64,733
Refco Finance Holdings,
  9.00%, 8/1/12 144A                 100,000 106,750
----------------------------------------------------
Total                                        250,983
----------------------------------------------------

Insurance (0.1%)
Crum and Forster Holding Corp.,
  10.375%, 6/15/13                    50,000  53,375
Fairfax Financial Holdings,
  7.75%, 4/26/12                     125,000 113,125
----------------------------------------------------
Total                                        166,500
----------------------------------------------------
TOTAL FINANCIALS                             473,983
----------------------------------------------------

FOODS (0.4%)
Food/Beverage/Tobacco (0.3%)
Chiquita Brands, Intl.,
  7.50%, 11/01/14 144A                42,000  42,000
Gold Kist, Inc.,
  10.25%, 3/15/14 144A                60,000  66,600
Land O Lakes, Inc.,
  9.00%, 12/15/10 144A                84,000  87,465
Merisant Co., 9.50%, 7/15/13 144A     75,000  71,250
North Atlantic Trading,
  9.25%, 3/1/12                      100,000  96,000
Pinnacle Foods Holding,
  8.25%, 12/1/13 144A                 75,000  70,688
Smithfield Foods, Inc.,
  7.00%, 8/1/11 144A                  62,000  64,790
Standard Commercial Corp.,
  8.00%, 4/15/12 144A                 92,000  94,300
(e) Tabletop Holdings,
  12.25%, 5/15/14 144A               125,000  65,000
----------------------------------------------------
Total                                        658,093
----------------------------------------------------

Restaurants (0.1%)
Buffets, Inc., 11.25%, 7/15/10        50,000  53,000
Denny's Corp. Holdings Inc.,
  10.00%, 10/1/12 144A               100,000 100,375
----------------------------------------------------
Total                                        153,375
----------------------------------------------------
TOTAL FOODS                                  811,468
----------------------------------------------------

                             Asset Allocation Fund



                                  Shares/Par $ Value
----------------------------------------------------
GAMING/LEISURE/LODGING (0.5%)
Gaming (0.3%)
American Casino & Entertainment.,
  7.85%, 2/1/12 144A                  50,000  52,500
Aztar Corp., 7.875%, 6/15/14 144A     50,000  53,000
(d) Hollywood Casino Shreveport,
  13.00%, 8/1/06                      75,000  63,469
Inn of the Mountain Gods,
  12.00%, 11/15/10                    50,000  57,250
Majestic Star Casino LLC,
  9.50%, 10/15/10                     89,000  90,780
Mohegan Tribal Gaming,
  7.125%, 8/15/14 144A                75,000  78,563
Resort Intl. Hotel/Casino,
  11.50%, 3/15/09                     75,000  86,250
River Rock Entertainment,
  9.75%, 11/1/11                      75,000  78,938
Wheeling Island Gaming,
  10.125%, 12/15/09                  100,000 105,749
----------------------------------------------------
Total                                        666,499
----------------------------------------------------

Leisure (0.2%)
Intrawest Corp.,
  7.50%, 10/15/13 144A                57,000  59,066
LCE Acquisition Corp.,
  9.00%, 8/1/14 144A                 100,000 103,250
Marquee Inc.,
  8.625%, 8/15/12 144A                63,000  66,780
Universal City Development Corp.,
  11.75%, 4/1/10                      88,000 102,520
----------------------------------------------------
Total                                        331,616
----------------------------------------------------
TOTAL GAMING/LEISURE/LODGING                 998,115
----------------------------------------------------

HEALTH CARE/PHARMACEUTICALS (0.6%)
Ameripath, Inc., 10.50%, 4/1/13       50,000  51,000
Encore Medical IHC Inc.,
  9.75%, 10/1/12 144A                125,000 123,438
General Nutrition Center,
  8.5%, 12/1/10                      125,000 127,812
Genesis Healthcare Corp.,
  8.00%, 10/15/13                     50,000  54,500
Iasis Healthcare Corp.,
  8.75%, 6/15/14 144A                104,000 108,940
Medcath Holdings Corp.,
  9.875%, 7/15/12 144A                87,000  90,915
Omega Healthcare Investors,
  7.00%, 4/1/14 144A                  50,000  50,750
Senior Housing Property Trust,
  7.875%, 4/15/15                     75,000  81,375

                                   Shares/Par   $ Value
-------------------------------------------------------
HEALTH CARE/PHARMACEUTICALS
  (continued)
Tenet Healthcare Corp.,
  9.875%, 7/1/14 144A                 101,000   105,545
Triad Hospitals, Inc.,
  7.00%, 5/15/12                       63,000    65,835
Universal Hospital Service,
  10.125%, 11/1/11                     50,000    50,750
US Oncology, Inc.,
  9.00%, 8/15/12 144A                 125,000   129,374
Vanguard Health Holding II,
  9.00%, 10/1/14 144A                  70,000    70,175
Ventas Realty Ltd. Partnership,
  9.00%, 5/1/12                        50,000    57,000
-------------------------------------------------------
TOTAL HEALTHCARE/
  PHARMACEUTICALS                             1,167,409
-------------------------------------------------------

MEDIA (0.7%)
Broadcasting (0.0%)
Sinclair Broadcast Group,
  8.00%, 3/15/12                       75,000    77,813
-------------------------------------------------------

Cable/Satellite (0.5%)
Cablevision Systems Corp.,
  8.00%, 4/15/12 144A                 125,000   130,625
Echostar Corp., 6.375%, 10/1/11        50,000    50,625
Echostar DBS Corp.,
  6.625%, 10/01/14 144A                75,000    74,531
Insight Midwest, 9.75%, 10/1/09        50,000    52,250
Kabel Deutschland GMBH,
  10.625%, 7/1/14 144A                125,000   136,249
MediaCom LLC, 9.50%, 1/15/13           75,000    72,188
NTL Cable PLC,
  8.75%, 4/15/14 144A                  50,000    54,125
Panamsat Corp.,
  9.00%, 8/15/14 144A                  83,000    86,320
(e) Panamsat Holding Corp.,
  10.375%, 11/1/14 144A               190,000   110,913
Roger's Cable, Inc.,
  6.25%, 6/15/13                       52,000    50,960
-------------------------------------------------------
Total                                           818,786
-------------------------------------------------------

Publishing (0.2%)
Dex Media Inc. 8.00%, 11/15/13        100,000   105,000
Dex Media West, LLC,
  9.875%, 8/15/13                      74,000    86,950
Primedia, Inc., 7.625%, 4/1/08         25,000    24,688
Reader's Digest Association, Inc.,
  6.50%, 3/1/11                        60,000    61,800
Von Hoffman Corp.,
  10.25%, 3/15/09                      50,000    55,500
-------------------------------------------------------
Total                                           333,938
-------------------------------------------------------
TOTAL MEDIA                                   1,230,537
-------------------------------------------------------

                             Asset Allocation Fund

                                                             September 30, 2004


                             Shares/Par $ Value
-----------------------------------------------
SERVICES (0.3%)
Environmental Services (0.1%)
Allied Waste North American,
  5.75%, 2/15/11                 50,000  47,500
Allied Waste North America,
  6.50%, 11/15/10                76,000  75,240
MSW Energy Holdings,
  8.50%, 9/1/10                  50,000  54,750
-----------------------------------------------
Total                                   177,490
-----------------------------------------------

Services - Other (0.2%)
Alderwoods Group, Inc.,
  7.75%, 9/15/12 144A            41,000  43,358
Buhrmann U.S., Inc.,
  8.25%, 7/1/14 144A             63,000  63,000
Kindercare Learning Centers,
  9.50%, 2/15/09                 58,000  58,798
Petro Stopping Center,
  9.00%, 2/15/12                 75,000  79,499
United Rentals NA, Inc.,
  6.50%, 2/15/12                 50,000  48,125
-----------------------------------------------
Total                                   292,780
-----------------------------------------------
TOTAL SERVICES                          470,270
-----------------------------------------------

TECHNOLOGY (0.1%)
Amkor Technologies, Inc.,
  7.125%, 3/15/11               100,000  82,000
Securus Technologies, Inc.,
  11.00%, 9/1/11 144A            63,000  62,685
-----------------------------------------------
TOTAL TECHNOLOGY                        144,685
-----------------------------------------------

TELECOMMUNICATIONS (0.6%)
Telecommunications - Wireless (0.3%)
Alamosa Delaware, Inc.,
  8.50%, 1/31/12                100,000 101,250
Centennial Communications,
  8.125%, 2/1/14 144A           100,000  95,375
Nextel Communications,
  6.875%, 10/31/13              150,000 155,999
Rogers Wireless, Inc.,
  6.375%, 3/1/14                 62,000  57,040
Triton PCS, 8.75%, 11/15/11      34,000  23,120
US Unwired, Inc.,
  10.00%, 6/15/12                87,000  90,263
-----------------------------------------------
Total                                   523,047
-----------------------------------------------

Telecommunications - Wireline (0.3%)
AT&T Corp., 8.75%, 11/15/31     124,000 135,159
MCI, Inc., 6.688%, 5/1/09       125,000 120,469

                                   Shares/Par   $ Value
-------------------------------------------------------
Telecommunications - Wireline (continued)
Qwest Communications
  International,
  7.25%, 2/15/11 144A                  75,000    71,063
Qwest Communications
  International,
  7.50%, 11/1/08                       25,000    22,375
Qwest Corp.
  7.875%, 9/1/11 144A                  80,000    83,000
Qwest Services Corp., Inc.,
  13.50%, 12/15/10 144A                73,000    85,228
-------------------------------------------------------
Total                                           517,294
-------------------------------------------------------
TOTAL TELECOMMUNICATIONS                      1,040,341
-------------------------------------------------------

TRANSPORTATION (0.4%)
(d) American Commercial Lines LLC,
  11.25%, 1/1/08                       44,690    27,261
Gulfmark Offshore, Inc.,
  7.75%, 7/15/14 144A                 138,000   139,724
Horizon Lines, LLC,
  9.00%, 11/1/12 144A                  55,000    58,025
Laidlaw International, Inc.,
  10.75%, 6/15/11                      42,000    47,933
Omni Corp., 7.625%, 12/1/13           110,000   112,887
Railamerica Transportation
  Corp., 12.875%, 8/15/10              50,000    57,188
Ship Finance International, Ltd.,
  8.50%, 12/15/13                     100,000    99,499
Stena AB, 7.50%, 11/1/13               50,000    50,063
Stena AB, 9.625%, 12/1/12              50,000    55,813
TFM SA DE C V,
  12.50%, 6/15/12                      50,000    55,500
-------------------------------------------------------
TOTAL TRANSPORTATION                            703,893
-------------------------------------------------------

UTILITIES (0.4%)
The AES Corp.,
  9.00%, 5/15/15 144A                 100,000   112,750
Allegheny Energy Supply Co.,
  LLC, 8.25%, 4/15/12 144A             69,000    76,245
Calpine Corp.,
  9.625%, 9/30/14 144A                131,000   128,707
CMS Energy Corp.,
  7.75%, 8/1/10 144A                   75,000    79,313
Midwest Generation LLC,
  8.75%, 5/1/34                       105,000   114,450
Nevada Power Co.,
  8.25%, 6/1/11                        50,000    56,000
NRG Energy, Inc.,
  8.00%, 12/15/13 144A                 25,000    26,781

                             Asset Allocation Fund



                                   Shares/Par      $ Value
----------------------------------------------------------
UTILITIES (continued)
Reliant Resources, Inc.,
  9.50%, 7/15/13                       75,000      81,469
Sierra Pacific Resources,
  8.625%, 3/15/14 144A                 75,000      81,375
----------------------------------------------------------
TOTAL UTILITIES                                   757,090
----------------------------------------------------------
Total Below Investment Grade
  Bonds (Cost $13,120,317)                     13,635,050
----------------------------------------------------------
Money Market Investments (12.3%)
Autos (1.6%)
(b) Daimler Chrysler Auto,
  1.66%, 10/5/04                    3,000,000   2,999,433
----------------------------------------------------------

Federal Government and Agencies (0.5%)
(b) Federal National Mortgage
  Association,
  1.46%, 10/6/04                      900,000     899,818
----------------------------------------------------------

Finance Lessors (1.6%)
Thunder Bay Funding, Inc,
  1.6%, 10/04/2004                  3,000,000   2,999,600
----------------------------------------------------------

Finance Services (1.6%)
(b) Paccar Financial Corp,
  1.72%, 10/08/2004                 3,000,000   2,998,997
----------------------------------------------------------

Miscellaneous Business Credit Institutions (1.6%)
(b) National Rural Utility, 1.78%,
  10/26/04                          3,000,000   2,996,313
----------------------------------------------------------

Newspapers (1.6%)
(b) Gannet Company Inc, 1.75%,
  10/18/2004                        3,000,000   2,997,521
----------------------------------------------------------

Security Brokers and Dealers (1.6%)
(b) Morgan Stanley Dean Witter,
  1.78%, 10/27/2004                 3,000,000   2,996,143
----------------------------------------------------------

Short Term Business Credit (2.2%)
(b) Old Line Funding Corp.,
  1.78%, 11/09/2004                 3,000,000   2,994,214
UBS Finance Delaware LLC,
  1.88%, 10/1/04                    1,200,000   1,200,000
----------------------------------------------------------
Total Short Term Business Credit                4,194,214
----------------------------------------------------------
Total Money Market Investments
 (Cost $23,082,039)                            23,082,039
----------------------------------------------------------
Total Investments (101.6%)
  (Cost $174,670,193)(a)                      190,922,130
----------------------------------------------------------
Other Assets,
  Less Liabilities (-1.6%)                     (2,988,966)
----------------------------------------------------------
Total Net Assets (100.0%)                     187,933,164
----------------------------------------------------------

*Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $9,454,868, representing 5.03% of net assets.

IO - Interest Only Security

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $174,670,193 and the net unrealized appreciation of investments based on that cost was $16,251,937 which is comprised of $19,160,483 aggregate gross unrealized appreciation and $2,908,546 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
S&P 500 Index Futures
 (Total notional value at
 09/30/04, $13,657,525)      49       12/04      $(136,488)

US Long Bond (CBT)
 Commodity Futures
 (Total notional value at
 09/30/04, $1,571,063)       14       12/04        $29,641

/(c)/PIK - Payment In Kind

/(d)/Defaulted Security

/(e)/Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             High Yield Bond Fund

                                                             September 30, 2004

High Yield Bond Fund

Sector Allocation 9/30/04

                                    [CHART]

Other Investments and Other Assets, net       25%
Basic Materials                               13%
Consumer Products/Retailing                   13%
Telecommunications                             8%
Media                                          9%
Healthcare/Pharmaceuticals                     8%
Gaming/Lodging/Leisure                         7%
Capital Goods                                  6%
Foods                                          6%
Transportation                                 5%


Sector Allocation is based on net assets.
Sector Allocation is subject to change.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Yield Bond Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,041.50    $6.63
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,018.27    $6.56
               -------------------------------------------------

High Yield Bond Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,038.10    $9.91
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

High Yield Bond Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,038.10    $9.91
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,015.03    $9.80
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 1.30% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                             High Yield Bond Fund


High Yield Bond Fund

Schedule of Investments 9/30/04 (Unaudited)

                                 Shares/Par    $ Value
------------------------------------------------------
Bonds (95.8%)
AUTOS/VEHICLE PARTS (1.7%)
Arvinmeritor, Inc.,
  8.75%, 3/1/12                     550,000    609,125
Collins & Aikman Products,
  10.75%, 12/31/11                  951,000    951,000
Delco Remy International, Inc.,
  9.375%, 4/15/12                   687,000    673,260
HLI Operating Co.,
  10.50%, 6/15/10                   438,000    477,420
------------------------------------------------------
TOTAL AUTOS/VEHICLE PARTS                    2,710,805
------------------------------------------------------

BASIC MATERIALS (12.6%)
Chemicals (6.5%)
BCP Caylux Holding,
  9.625%, 6/15/14 144A            1,384,000  1,494,720
Borden US Fin/Nova Scot,
  9.00%, 7/15/14 144A               412,000    432,600
Crompton Corp.,
  9.875%, 8/1/12 144A               687,000    721,350
(e) Crystal US Holdings,
  10.50%, 10/1/14 144A            2,049,000  1,224,278
Huntsman LLC,
  11.50%, 7/15/12 144A              825,000    910,594
Huntsman LLC,
  11.625%, 10/15/10                 550,000    636,625
Invista, 9.25%, 5/1/12 144A       1,470,000  1,569,224
Koppers, Inc., 9.875%, 10/15/13     825,000    911,625
Rockwood Specialties Group,
  Inc., 10.265%, 5/15/11          1,250,000  1,375,000
Terra Capital Corp.,
  11.50%, 6/1/10                    750,000    847,500
------------------------------------------------------
Total                                       10,123,516
------------------------------------------------------

Metals/Mining (1.8%)
Ispat Inland ULC,
  9.75%, 4/1/14                     962,000  1,060,605
Texas Industries, Inc.,
  10.25%, 6/15/11                   525,000    603,750
Wise Metals Group LLC,
  10.25%, 5/15/12 144A            1,155,000  1,160,775
------------------------------------------------------
Total                                        2,825,130
------------------------------------------------------

Packaging/Containers (2.6%)
(e) Consolidated Container, Co.,
  10.75%, 6/15/09                   825,000    664,125
Crown European Holdings SA,
  9.50%, 3/1/11                     750,000    836,250
Graham Packaging Co.,
  9.875%, 10/15/14 144A             819,000    838,451

                                Shares/Par    $ Value
-----------------------------------------------------
Packaging/Containers (continued)
Owens Brockway Glass
  Container, 8.25%,                525,000    559,125
Owens Brockway Glass
  Container, 8.75%, 11/15/12       600,000    666,000
Pliant Corp., 11.125%, 9/1/09      540,000    561,600
-----------------------------------------------------
Total                                       4,125,551
-----------------------------------------------------

Paper & Forest Products (1.7%)
Abitibi-Consolidated, Inc.,
  7.75%, 6/15/11                   858,000    883,740
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/1/12 144A              687,000    693,870
Appleton Papers, Inc.,
  8.125%, 6/15/11 144A             480,000    494,400
Appleton Papers, Inc.,
  9.75%, 6/15/14 144A              550,000    566,500
-----------------------------------------------------
Total                                       2,638,510
-----------------------------------------------------
TOTAL BASIC MATERIALS                      19,712,707
-----------------------------------------------------

BUILDERS/BUILDING MATERIALS (2.9%)
Building Materials (1.6%)
Integrated Electrical Services,
  Inc., 9.375%, 2/1/09             475,000    465,500
Ply Gem Industries, Inc.,
  9.00%, 2/15/12 144A            1,089,000  1,086,277
THL BuildCo, Inc.,
  8.50%, 9/1/14 144A               900,000    942,750
-----------------------------------------------------
Total                                       2,494,527
-----------------------------------------------------

Home Builders (1.3%)
Technical Olympic USA, Inc.,
  7.50%, 3/15/11                   825,000    839,438
Technical Olympic USA, Inc.,
  9.00%, 7/1/10                    300,000    328,500
William Lyon Homes,
  7.50%, 2/15/14                   825,000    841,500
-----------------------------------------------------
Total                                       2,009,438
-----------------------------------------------------
TOTAL BUILDERS/BUILDING
  MATERIALS                                 4,503,965
-----------------------------------------------------

CAPITAL GOODS (5.6%)
Amsted Industries, Inc.,
  10.25%, 10/15/11 144A            925,000  1,017,500
Bombardier Recreational,
  8.375%, 12/15/13 144A            925,000    973,563
Coleman Cable, Inc.,
  9.875%, 10/1/12 144A             820,000    833,325
Columbus McKinnon Corp.,
  10.00%, 8/1/10                   675,000    742,500

                             High Yield Bond Fund

                                                             September 30, 2004


                                 Shares/Par   $ Value
-----------------------------------------------------
CAPITAL GOODS (continued)
DA-Lite Screen Co., Inc.,
  9.50%, 5/15/11                  1,320,000 1,392,599
General Cable Corp.,
  9.50%, 11/15/10                   975,000 1,082,250
ITRON, Inc.,
  7.75%, 5/15/12 144A               825,000   827,063
Rexnord Corp.,
  10.125%, 12/15/12                 300,000   339,000
Superior Essx Com & Essx
  Group, 9.00%, 4/15/12 144A        688,000   688,000
Trimas Corp., 9.875%, 6/15/12       825,000   855,938
-----------------------------------------------------
TOTAL CAPITAL GOODS                         8,751,738
-----------------------------------------------------

CONSUMER PRODUCTS/RETAILING (12.7%)
Consumer Products (6.3%)
American Achievement Corp.,
  8.25%, 4/1/12 144A                550,000   577,500
Ames True Temper, Inc.,
  10.00%, 7/15/12 144A            1,374,000 1,403,197
Amscan Holdings, Inc.,
  8.75%, 5/1/14 144A                687,000   700,740
Coinmach Corp., 9.00%, 2/1/10     1,099,000 1,140,213
Jafra Cosmetics, 10.75%, 5/15/11    800,000   906,000
(e) Jostens Holding Corp.,
  10.25%, 12/1/13                   675,000   464,063
Jostens Ih Corp.,
  7.625%, 10/1/12 144A              437,000   439,185
Playtex Products, Inc.,
  9.375%, 6/1/11                  1,511,000 1,548,774
Riddell Bell Holdings,
  8.375%, 10/1/12 144A              410,000   416,663
Samsonite Corp.,
  8.875%, 6/1/11 144A             1,330,000 1,389,849
Sealy Mattress Co.,
  8.25%, 6/15/14                    829,000   835,218
-----------------------------------------------------
Total                                       9,821,402
-----------------------------------------------------

Retail Food & Drug (2.7%)
Delhaize America, Inc.,
  9.00%, 4/15/31                    700,000   842,344
Jean Coutu Group, Inc.,
  7.625%, 8/1/12 144A               275,000   279,813
Jean Coutu Group, Inc.,
  8.50%, 8/1/14 144A                825,000   818,813
Rite Aid Corp., 9.25%, 6/1/13       919,000   941,975
Stater Brothers Holdings,
  8.125%, 6/15/12 144A            1,200,000 1,256,999
-----------------------------------------------------
Total                                       4,139,944
-----------------------------------------------------

                                 Shares/Par    $ Value
------------------------------------------------------
Retail Stores (1.7%)
Blockbuster, Inc.,
  9.00%, 9/1/12 144A              1,094,000  1,135,025
Cole National Group,
  8.875%, 5/15/12                   725,000    821,063
Finlay Fine Jewelry Corp.,
  8.375%, 6/1/12 144A               687,000    738,525
------------------------------------------------------
Total                                        2,694,613
------------------------------------------------------

Textile/Apparel (2.0%)
Oxford Industries, Inc.,
  8.875%, 6/1/11 144A             1,247,000  1,352,994
Perry Ellis International, Inc.,
  8.875%, 9/15/13                   550,000    583,000
Phillips Van Heusen,
  7.25%, 2/15/11                  1,100,000  1,144,000
------------------------------------------------------
Total                                        3,079,994
------------------------------------------------------
TOTAL CONSUMER PRODUCTS/
  RETAILING                                 19,735,953
------------------------------------------------------

ENERGY (4.4%)
Gas Pipelines/Oil Field Services (1.9%)
Hanover Equipment Trust 01 A,
  0.00%, 3/31/07                    550,000    464,750
Hanover Equipment Trust,
  8.75%, 9/1/11                     800,000    874,000
Parker Drilling Co.,
  9.625%, 10/1/13                   825,000    919,875
Pride International, Inc.,
  7.375%, 7/15/14 144A              660,000    732,600
------------------------------------------------------
Total                                        2,991,225
------------------------------------------------------

Oil & Gas Exploration/Production (1.6%)
Chesapeake Energy Corp.,
  7.50%, 6/15/14                  1,031,000  1,126,368
EXCO Resources, Inc.,
  7.25%, 1/15/11                    550,000    583,000
Range Resources Corp.,
  7.375%, 7/15/13                   770,000    808,500
------------------------------------------------------
Total                                        2,517,868
------------------------------------------------------

Oil Refining & Marketing (0.9%)
United Refining Co.,
  10.50%, 8/15/12 144A            1,375,000  1,350,937
------------------------------------------------------
TOTAL ENERGY                                 6,860,030
------------------------------------------------------

FINANCIALS (3.4%)
Banking/Savings and Loan (0.4%)
Western Financial Bank-FSB,
  9.625%, 5/15/12                   525,000    593,250
------------------------------------------------------

                             High Yield Bond Fund



                                 Shares/Par   $ Value
-----------------------------------------------------
Financials Services (1.7%)
Dollar Financial Group,
  9.75%, 11/15/11                   825,000   874,500
LaBranche and Co.,
  11.00%, 5/15/12 144A              688,000   706,920
Refco Finance Holdings,
  9.00%, 8/1/12 144A              1,100,000 1,174,250
-----------------------------------------------------
Total                                       2,755,670
-----------------------------------------------------

Insurance (1.3%)
Crum and Forster Holding Corp.,
  10.375%, 6/15/13                  675,000   720,563
Fairfax Financial Holdings,
  7.75%, 4/26/12                  1,369,000 1,238,945
-----------------------------------------------------
Total                                       1,959,508
-----------------------------------------------------
TOTAL FINANCIALS                            5,308,428
-----------------------------------------------------

FOODS (5.8%)
Food/Beverage/Tobacco (4.7%)
Chiquita Brands International.,
  7.50%, 11/1/14 144A               458,000   458,000
Gold Kist, Inc.,
  10.25%, 3/15/14 144A              700,000   777,000
Land O Lakes, Inc.,
  9.00%, 12/15/10 144A              920,000   957,950
Merisant Co.,
  9.50%, 7/15/13 144A               825,000   783,750
North Atlantic Trading,
  9.25%, 3/1/12                   1,100,000 1,056,000
Pinnacle Foods Holding,
  8.25%, 12/1/13 144A               950,000   895,375
Smithfield Foods, Inc.,
  7.00%, 8/1/11 144A                687,000   717,915
Standard Commercial Corp.,
  8.00%, 4/15/12 144A             1,008,000 1,033,200
(e) Tabletop Holdings,
  12.25%, 5/15/14 144A            1,375,000   715,000
-----------------------------------------------------
Total                                       7,394,190
-----------------------------------------------------

Restaurants (1.1%)
Buffets, Inc., 11.25%, 7/15/10      547,000   579,820
Denny's Corp. Holdings, Inc.,
  10.00%, 10/1/12 144A            1,093,000 1,097,099
-----------------------------------------------------
Total                                       1,676,919
-----------------------------------------------------
TOTAL FOODS                                 9,071,109
-----------------------------------------------------

GAMING/LEISURE/LODGING (6.8%)
Gaming (4.4%)
American Casino & Entertainment,
  7.85%, 2/1/12 144A                700,000   735,000

                                 Shares/Par    $ Value
------------------------------------------------------
Gaming (continued)
Aztar Corp.,
  7.875%, 6/15/14 144A              550,000    583,000
(d) Hollywood Casino Shreveport,
  13.00%, 8/1/06                    300,000    253,875
Inn of the Mountain Gods,
  12.00%, 11/15/10                  547,000    626,315
Majestic Star Casino LLC,
  9.50%, 10/15/10                   962,000    981,240
Mohegan Tribal Gaming,
  7.125%, 8/15/14 144A              825,000    864,188
Resort Intl. Hotel/Casino,
  11.50%, 3/15/09                   850,000    977,500
River Rock Entertainment,
  9.75%, 11/1/11                    825,000    868,313
Wheeling Island Gaming,
  10.125%, 12/15/09                 850,000    898,875
------------------------------------------------------
Total                                        6,788,306
------------------------------------------------------

Leisure (2.4%)
Intrawest Corp.,
  7.50%, 10/15/13 144A              622,000    644,548
LCE Acquisition Corp.,
  9.00%, 8/1/14 144A              1,100,000  1,135,750
Marquee, Inc.,
  8.625%, 8/15/12 144A              410,000    434,600
Universal City Development
  Corp., 11.75%, 4/1/10           1,337,000  1,557,604
------------------------------------------------------
Total                                        3,772,502
------------------------------------------------------
TOTAL GAMING/LEISURE/
  LODGING                                   10,560,808
------------------------------------------------------

HEALTH CARE/PHARMACEUTICALS (8.0%)
Ameripath, Inc., 10.50%, 4/1/13     525,000    535,500
Encore Medical IHC Inc.,
  9.75%, 10/1/12 144A             1,366,000  1,348,925
General Nutrition Center,
  8.50%, 12/1/10                  1,100,000  1,124,750
Genesis Healthcare Corp.,
  8.00%, 10/15/13                   550,000    599,500
Iasis Healthcare Corp.,
  8.75%, 6/15/14 144A             1,133,000  1,186,818
Medcath Holdings Corp.,
  9.875%, 7/15/12 144A              964,000  1,007,380
Omega Healthcare Investors,
  7.00%, 4/1/14 144A                550,000    558,250
Senior Housing Property Trust,
  7.875%, 4/15/15                   600,000    651,000
Tenet Healthcare Corp.,
  9.875%, 7/1/14 144A             1,100,000  1,149,500

                             High Yield Bond Fund

                                                             September 30, 2004


                               Shares/Par    $ Value
----------------------------------------------------
HEALTH CARE/PHARMACEUTICALS
  (continued)
Triad Hospitals, Inc.,
  7.00%, 5/15/12                  688,000    718,960
Universal Hospital Service,
  10.125%, 11/1/11                550,000    558,250
US Oncology, Inc.,
  9.00%, 8/15/12 144A           1,375,000  1,423,125
Vanguard Health Holding II,
  9.00%, 10/1/14 144A             768,000    769,920
Ventas Realty, L.P.,
  9.00%, 5/1/12                   800,000    912,000
----------------------------------------------------
TOTAL HEALTHCARE/
  PHARMACEUTICALS                         12,543,878
----------------------------------------------------

MEDIA (9.3%)
Broadcasting (0.6%)
Sinclair Broadcast Group,
  8.00%, 3/15/12                  828,000    859,050
----------------------------------------------------

Cable/Satellite (6.2%)
Cablevision Systems Corp.,
  8.00%, 4/15/12 144A           1,375,000  1,436,875
Echostar Corp.,
  6.375%, 10/1/11                 588,000    595,350
Echostar DBS Corp.,
  6.625%, 10/1/14 144A            825,000    819,844
Insight Midwest,
  9.75%, 10/1/09                  975,000  1,018,875
Kabel Deutschland GMBH,
  10.625%, 7/1/14 144A          1,375,000  1,498,749
MediaCom LLC,
  9.50%, 1/15/13                1,075,000  1,034,688
NTL Cable PLC,
  8.75%, 4/15/14 144A             550,000    595,375
Panamsat Corp.,
  9.00%, 8/15/14 144A             917,000    953,680
(e) Panamsat Holding Corp.,
  10.375%, 11/1/14 144A         2,076,000  1,211,865
Roger's Cable, Inc.,
  6.25%, 6/15/13                  569,000    557,620
----------------------------------------------------
Total                                      9,722,921
----------------------------------------------------

Publishing (2.5%)
Dex Media, Inc.,
  8.00%, 11/15/13               1,100,000  1,155,000
Dex Media West LLC,
  9.875%, 8/15/13                 806,000    947,050
Primedia, Inc., 7.625%, 4/1/08    275,000    271,563
Reader's Digest Association,
  Inc., 6.50%, 3/1/11             690,000    710,700

                             Shares/Par    $ Value
--------------------------------------------------
Publishing (continued)
Von Hoffman Corp.,
  10.25%, 3/15/09               755,000    838,050
--------------------------------------------------
Total                                    3,922,363
--------------------------------------------------
TOTAL MEDIA                             14,504,334
--------------------------------------------------

SERVICES (3.5%)
Environmental Services (1.3%)
Allied Waste North America,
  5.75%, 2/15/11                550,000    522,500
Allied Waste North America,
  6.50%, 11/15/10               835,000    826,650
MSW Energy Holdings,
  8.50%, 9/1/10                 675,000    739,125
--------------------------------------------------
Total                                    2,088,275
--------------------------------------------------

Services - Other (2.2%)
Alderwoods Group, Inc.,
  7.75%, 9/15/12 144A           454,000    480,105
Buhrmann U.S., Inc.,
  8.25%, 7/1/14 144A            687,000    687,000
Kindercare Learning Centers,
  9.50%, 2/15/09                709,000    718,749
Petro Stopping Center,
  9.00%, 2/15/12                825,000    874,500
United Rentals NA, Inc.,
  6.50%, 2/15/12                550,000    529,375
--------------------------------------------------
Total                                    3,289,729
--------------------------------------------------
TOTAL SERVICES                           5,378,004
--------------------------------------------------

TECHNOLOGY (1.0%)
Amkor Technologies, Inc.,
  7.125%, 3/15/11             1,100,000    902,000
Securus Technologies, Inc.,
  11.00%, 9/1/11 144A           687,000    683,565
--------------------------------------------------
TOTAL TECHNOLOGY                         1,585,565
--------------------------------------------------

TELECOMMUNICATIONS (7.6%)
Telecommunications - Wireless (3.9%)
Alamosa Delaware, Inc.,
  8.50%, 1/31/12              1,100,000  1,113,750
Centennial Communications,
  8.125%, 2/1/14 144A         1,100,000  1,049,125
Nextel Communications,
  6.875%, 10/31/13            1,800,000  1,871,999
Rogers Wireless, Inc.,
  6.375%, 3/1/14                686,000    631,120
Triton PCS, 8.75%, 11/15/11     450,000    306,000
US Unwired, Inc.,
  10.00%, 6/15/12               962,000    998,075
--------------------------------------------------
Total                                    5,970,069
--------------------------------------------------

                             High Yield Bond Fund



                                  Shares/Par    $ Value
-------------------------------------------------------
Telecommunications - Wireline (3.7%)
AT&T Corp.,
  8.75%, 11/15/31                  1,366,000  1,488,940
MCI, Inc., 6.688%, 5/1/09          1,371,000  1,321,301
Qwest Communications
  International,
  7.25%, 2/15/11 144A                825,000    781,688
Qwest Communications
  International,
  7.50%, 11/1/08                     275,000    246,125
Qwest Corp.
  7.875%, 9/1/11 144A              1,145,000  1,187,938
Qwest Services Corp., Inc.,
  13.50%, 12/15/10 144A              688,000    803,240
-------------------------------------------------------
Total                                         5,829,232
-------------------------------------------------------
TOTAL TELECOMMUNICATIONS                     11,799,301
-------------------------------------------------------

TRANSPORTATION (5.2%)
/(d)/ American Commercial Lines
  LLC, 11.25%, 1/1/08                223,454    136,307
Gulfmark Offshore, Inc.,
  7.75%, 7/15/14 144A              1,512,000  1,530,899
Horizon Lines LLC,
  9.00%, 11/1/12 144A                620,000    654,100
Laidlaw International, Inc.,
  10.75%, 6/15/11                    528,000    602,580
Omni Corp., 7.625%, 12/1/13        1,240,000  1,272,550
RailAmerica Transportation
  Corp., 12.875%, 8/15/10            650,000    743,438
Ship Finance International, Ltd.,
  8.50%, 12/15/13                    775,000    771,125
Stena AB, 7.50%, 11/1/13             550,000    550,688
Stena AB, 9.625%, 12/1/12            800,000    893,000
TFM SA DE C V,
  12.50%, 6/15/12                    800,000    888,000
-------------------------------------------------------
TOTAL TRANSPORTATION                          8,042,687
-------------------------------------------------------

UTILITIES (5.3%)
The AES Corp.,
  9.00%, 5/15/15 144A                650,000    732,875
Allegheny Energy Supply Co.,
  LLC, 8.25%, 4/15/12 144A           756,000    835,380
Calpine Corp.,
  9.625%, 9/30/14 144A             1,434,000  1,408,904
CMS Energy Corp.,
  7.75%, 8/1/10 144A                 925,000    978,188
Midwest Generation LLC,
  8.75%, 5/1/34                    1,155,000  1,258,950

                                 Shares/Par     $ Value
-------------------------------------------------------
UTILITIES (continued)
Nevada Power Co.,
  8.25%, 6/1/11                     550,000     616,000
NRG Energy, Inc.,
  8.00%, 12/15/13 144A              550,000     589,188
Reliant Resources, Inc.,
  9.50%, 7/15/13                    825,000     896,156
Sierra Pacific Resources,
  8.625%, 3/15/14 144A              825,000     895,125
-------------------------------------------------------
TOTAL UTILITIES                               8,210,766
-------------------------------------------------------
Total Bonds
  (Cost $143,541,961)                       149,280,078
-------------------------------------------------------

Preferred Stocks (0.0%)
MEDIA (0.0%)
PTV Inc.                                  7          37
-------------------------------------------------------
TRANSPORTATION (0.0%)
(c)(d) American Commercial Lines
  LLC                                 2,005       1,002
-------------------------------------------------------
Total Preferred Stocks
  (Cost $125,658)                                 1,039
-------------------------------------------------------

Common Stocks and Warrants (0.0%)
MEDIA (0.0%)
NTL, Inc.                                 9          47
-------------------------------------------------------

TELECOMMUNICATIONS (0.0%)
American Tower Corp. -
  Warrants                            1,400      26,319
Horizon PCS, Inc. - Warrant
  144A                                  550           6
IWO Holdings, Inc. 144A                 350           4
-------------------------------------------------------
TOTAL TELECOMMUNICATIONS                         26,329
-------------------------------------------------------

TRANSPORTATION (0.0%)
RailAmerica Transportation
  Corp.                                 650      33,475
-------------------------------------------------------
Total Common Stocks and
  Warrants (Cost $167,456)                       59,851
-------------------------------------------------------

Money Market Investments (5.7%)
AUTOS (1.9%)
(b) Daimler Chrysler Auto,
  1.66%, 10/5/04                  2,900,000   2,899,452
-------------------------------------------------------
FINANCE SERVICES (1.9%)
Preferred Rec Funding,
  1.71%, 10/15/04                 3,000,000   2,998,005
-------------------------------------------------------

                             High Yield Bond Fund

                                                             September 30, 2004


                            Shares/Par      $ Value
---------------------------------------------------
MISCELLANEOUS BUSINESS CREDIT
  INSTITUTIONS (1.9%)
(b) National Rural Utility,
  1.78%, 10/26/04            3,000,000   2,996,292
---------------------------------------------------
Total Money Market Investments
  (Cost $8,893,749)                      8,893,749
---------------------------------------------------
Total Investments (101.5%)
  (Cost $152,728,824)(a)               158,234,717
---------------------------------------------------
Other Assets,
  Less Liabilities (-1.5%)              (2,365,380)
---------------------------------------------------
Total Net Assets (100.0%)              155,869,337
---------------------------------------------------

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $70,039,255, representing 44.93% of net assets.

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $152,728,824 and the net unrealized appreciation of investments based on that cost was $5,505,893 which is comprised of $6,860,742 aggregate gross unrealized appreciation and $1,354,849 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities.

/(c)/PIK - Payment In Kind

/(d)/Defaulted Security

/(e)/Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              Municipal Bond Fund


Municipal Bond Fund

Percentage Holdings 9/30/04

                                    [CHART]

Pre-refunded Bonds                33%
Insured Bonds                     25%
Revenue Bonds                     23%
General Obligation Bonds          11%
Bonds with Other Credit Support    8%

Percentage Holdings are based on Municipal Bonds held.
Percentage Holdings are subject to change.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Municipal Bond Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,011.20    $4.28
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,020.51    $4.30
               -------------------------------------------------

Municipal Bond Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,008.00    $7.52
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.27    $7.56
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.85% for Class A shares, 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                              Municipal Bond Fund

                                                             September 30, 2004

Municipal Bond Fund

Schedule of Investments 9/30/04 (Unaudited)

                                    Shares/Par   $ Value
--------------------------------------------------------
Revenue Bonds (65.1%)
Alabama (3.9%)
(b) Alabama Water Pollution,
  5.25%, 8/15/11 RB, AMBAC             900,000 1,012,311
Jefferson County, Alabama Sewer
  Revenue, 5.00%, 2/1/38
  RB, FGIC, PR                         110,000   122,654
Jefferson County, Alabama Sewer
  Revenue, 5.00%, 2/1/41
  RB, FGIC, PR                       1,745,000 1,939,188
Jefferson County, Alabama Sewer
  Revenue, 5.00%, 2/1/42
  RB, FGIC, PR                         870,000   970,085
Jefferson County, Alabama Sewer
  Revenue, 5.375%, 2/1/36
  RB, FGIC, PR                         495,000   554,870
Jefferson County, Alabama Sewer
  Revenue, 5.70%, 2/1/19
  RB, FGIC, PR                          60,000    65,564
Jefferson County, Alabama Sewer
  Revenue, 5.75%, 2/1/38
  RB, FGIC, PR                          50,000    56,811
--------------------------------------------------------
Total                                          4,721,483
--------------------------------------------------------

Arizona (3.3%)
(b) Arizona School Facilities Board
  Revenue, 5.50%, 7/1/17 RB          1,700,000 1,913,689
Arizona State Transportation
  Board Highway Revenue,
  5.25%, 7/1/17 RB                   1,000,000 1,108,010
Salt River Project Arizona
  Agriculture Improvement &
  Power District Electrical System
  Revenue - Series A,
  5.00%, 1/1/21 RB                   1,000,000 1,063,900
--------------------------------------------------------
Total                                          4,085,599
--------------------------------------------------------

California (1.8%)
Foothill/Eastern California
  Corridor Agency Toll Road
  Revenue, 0.00%, 1/1/18
  RB, PR                               160,000    88,598
Foothill/Eastern Corridor Agency
  California Toll Road Revenue,
  0.00%, 1/1/20 RB, PR                  45,000    22,288
Irvine Ranch California Water
  District, Variable,
  8/1/09 RB, LOC                       900,000   900,000

                                  Shares/Par   $ Value
------------------------------------------------------
California (continued)
Sacramento County, California
  Sanitation District,
  6.00%, 12/1/15 RB                1,000,000 1,155,880
------------------------------------------------------
Total                                        2,166,766
------------------------------------------------------

Colorado (1.6%)
Colorado Regional
  Transportation District
  Certificate Participation,
  2.30%, 12/1/22 RB, AMBAC         2,000,000 1,998,679
------------------------------------------------------

Connecticut (3.2%)
Connecticut State Special Tax
  Obligation Revenue,
  5.75%, 6/1/13 RB, FGIC, PR           5,000     5,369
Connecticut State Special Tax
  Revenue, 6.20%, 10/1/13
  RB, FGIC, PR                     1,000,000 1,010,130
Hartford, Connecticut Package
  System, 6.40%, 7/1/20 RB           900,000   938,439
State of Connecticut Clean Water
  Fund Revenue, 5.25%, 11/1/12
  RB, PR                           1,845,000 1,902,674
------------------------------------------------------
Total                                        3,856,612
------------------------------------------------------

Florida (3.6%)
Collier County, Florida Housing
  Finance Authority,
  4.90%, 2/15/32 RB, FNMA          1,250,000 1,303,738
Escambia County, Florida Health
  Facilities Authority Revenue,
  5.25%, 11/15/32 RB                 670,000   688,090
Escambia County, Florida Health
  Facilities Authority Revenue,
  5.75%, 11/15/29 RB                 760,000   871,538
Miami, Florida Health Facilities
  Authority Revenue Series B,
  5.25%, 11/15/33 RB               1,000,000   992,560
Miami, Florida Health Facilities
  Authority Revenue Series C,
  5.25%, 11/15/33 RB                 500,000   496,280
------------------------------------------------------
Total                                        4,352,206
------------------------------------------------------

Georgia (3.2%)
Atlanta, Georgia Airport General
  Revenue, 5.60%, 1/1/30
  RB, PR                              45,000    51,336
Atlanta, Georgia Airport Revenue,
  5.50%, 1/1/26 RB, FGIC, PR         185,000   210,151

                              Municipal Bond Fund



                                  Shares/Par   $ Value
------------------------------------------------------
Georgia (continued)
Atlanta, Georgia Water &
  Wastewater Revenue,
  5.50%, 11/1/22 RB, FGIC            550,000   635,377
Cartersville, Georgia Development
  Authority Water & Waste
  Facility, 7.40%, 11/1/10
  RB, AMT                          1,000,000 1,203,750
Colquitt County, Georgia
  Development Authority
  Revenue, 0.00%, 12/1/21,
  RB, PR                             290,000   125,886
Georgia Municipal Electric
  Authority, 5.00%, 11/1/24
  RB, MBIA                           250,000   255,740
Georgia Municipal Electric
  Authority, 6.40%, 1/1/13
  RB, AMBAC                          110,000   130,006
Richmond County, Georgia
  Development Authority
  Revenue, 0.00%, 12/1/21,
  RB, PR                           2,925,000 1,310,810
------------------------------------------------------
Total                                        3,923,056
------------------------------------------------------

Illinois (4.0%)
Chicago, Illinois Public Building
  Community Building Revenue,
  0.00%, 1/1/08 RB, MBIA, PR         480,000   439,901
Chicago, Illinois Sales Tax,
  5.375%, 1/1/30 RB, FGIC, PR         10,000    11,161
Illinois Educational Facilities
  Authority Student Housing
  Revenue, 6.25%, 5/1/30 RB        1,000,000 1,041,700
Illinois State Sales Tax Revenue,
  5.50%, 6/15/15 RB                1,600,000 1,796,879
Metropolitan Pier & Exposition
  Authority Illinois Dedicated
  State Tax, 5.50%, 6/15/18
  RB, FGIC, PR                     1,175,000 1,373,093
University of Illinois University
  Revenue Auxiliary Facilities
  Series A, 6.00%, 4/1/30
  RB, MBIA, PR                       185,000   215,349
------------------------------------------------------
Total                                        4,878,083
------------------------------------------------------

Indiana (1.2%)
Fort Wayne, Indiana Sewer Works
  Revenue, 9.625%, 8/1/05
  RB, BIGI                           120,000   126,395

                                 Shares/Par   $ Value
-----------------------------------------------------
Indiana (continued)
Indiana State Toll Finance
  Authority, 6.00%, 7/1/15 RB       100,000   100,154
Shelby, Indiana Eastern School
  Building Corp., 5.50%, 7/15/13
  RB, FGIC                        1,135,000 1,288,350
-----------------------------------------------------
Total                                       1,514,899
-----------------------------------------------------

Iowa (1.9%)
Cedar Rapids, Iowa Revenue
  Bond, 9.00%, 7/1/25 RB, PR      1,000,000 1,074,310
Iowa City, Iowa Sewer Revenue,
  5.50%, 7/1/25 RB, FSA             140,000   150,535
Iowa Finance Authority Hospital
  Facility Revenue,
  5.878%, 2/15/20 RB, AMBAC       1,000,000 1,121,090
-----------------------------------------------------
Total                                       2,345,935
-----------------------------------------------------

Kansas (1.0%)
Kansas State Department of
  Transportation Highway
  Revenue, 5.00%, 9/1/10
  RB, PR                             45,000    49,722
Kansas State Department of
  Transportation Highway
  Revenue, 5.125%, 9/1/12
  RB, PR                             55,000    61,139
Kansas State Development Finance
  Authority Revenue, Water
  Pollution Control Revolving
  Fund II, 4.75%, 5/1/14 RB       1,000,000 1,074,870
-----------------------------------------------------
Total                                       1,185,731
-----------------------------------------------------

Kentucky (0.9%)
Louisville & Jefferson County,
  Kentucky Regional Airport
  Authority, 6.50%, 7/1/17
  RB, MBIA, AMT                   1,000,000 1,116,690
-----------------------------------------------------

Louisiana (0.2%)
Louisiana State Gas & Fuels Tax
  Revenue, 5.375%, 6/1/16
  RB, AMBAC                         250,000   280,385
-----------------------------------------------------

Maine (0.5%)
Regional Waste System, Inc.,
  Maine Solid Waste Resource
  Recovery, 6.25%, 7/1/11
  RB, AMT                           550,000   575,504
-----------------------------------------------------

                              Municipal Bond Fund

                                                             September 30, 2004


                                  Shares/Par   $ Value
------------------------------------------------------
Maryland (0.9%)
Maryland State Industrial
  Development Financing
  Authority Economic
  Development Revenue,
  5.20%, 11/1/26 RB                1,065,000 1,107,994
------------------------------------------------------

Massachusetts (2.3%)
Massachusetts Bay Transportation
  Authority, 5.00%, 3/1/22 RB,
  PR, General Obligation of
  Authority                          820,000   883,673
Massachusetts State Health &
  Educational Facility Authority,
  6.25%, 12/1/22 RB, PR              110,000   117,938
Massachusetts State Water
  Reserve Authority, Variable,
  4/1/28 RB, AMBAC                 1,200,000 1,200,000
Massachusetts State Water
  Reserve Authority, Variable,
  8/1/20 RB, LOC                     660,000   660,000
------------------------------------------------------
Total                                        2,861,611
------------------------------------------------------

Michigan (2.4%)
Detroit, Michigan Sewer Disposal
  Revenue, 5.25%, 7/1/21
  RB, FSA                          1,525,000 1,718,096
Detroit, Michigan Sewer Disposal
  Revenue, Variable, 7/1/33
  RB, FSA                          1,000,000 1,000,000
Detroit, Michigan Water Supply
  System, 5.25%, 7/1/33
  RB, FGIC, PR                       165,000   185,708
------------------------------------------------------
Total                                        2,903,804
------------------------------------------------------

Missouri (0.3%)
Saline County, Missouri
  Individual Development
  Authority, 6.50%, 12/1/28 RB       350,000   355,922
------------------------------------------------------

Nebraska (0.4%)
Nebraska Investment Finance
  Authority, Single Family
  Housing Revenue,
  6.25%, 3/1/21 RB, FHLMC,
  FNMA, GNMA AMT                     455,000   460,765
------------------------------------------------------

New Jersey (3.6%)
New Jersey State Educational
  Facilities Authority Revenue,
  Variable, 7/1/21 RB                700,000   700,000

                                  Shares/Par   $ Value
------------------------------------------------------
New Jersey (continued)
New Jersey State Highway
  Authority Garden State
  Parkway General Revenue,
  5.25%, 1/1/18 RB, PR             1,190,000 1,339,345
New Jersey State Transportation
  Authority, 5.50%, 6/15/18 RB     2,125,000 2,367,228
------------------------------------------------------
Total                                        4,406,573
------------------------------------------------------

New York (6.9%)
Long Island Power Authority New
  York Electric System, Variable,
  5/1/33 RB, LOC                     100,000   100,000
Metropolitan Transportation
  Authority, 5.00%, 4/1/17
  RB, FSA, PR                      1,000,000 1,124,780
Metropolitan Transportation
  Authority, 5.625%, 7/1/25
  RB, MBIA, PR                     1,000,000 1,111,070
New York City Municipal Water
  Finance Authority,
  5.75%, 6/15/29 RB                1,000,000 1,077,070
New York City Municipal Water
  Financial Authority Water &
  Sewer System Revenue,
  5.25%, 6/15/17 RB                1,000,000 1,091,160
New York City, New York
  Municipal Water Financial
  Authority Water & Sewer
  System Revenue, Variable,
  6/15/25 RB, FGIC                   400,000   400,000
New York City, New York
  Transitional Financial
  Authority - Series E,
  5.25%, 2/1/22 RB, MBIA           1,000,000 1,076,790
New York Metropolitan
  Transportation Authority
  Commuter Facilities,
  5.00%, 7/1/21
  RB, AMBAC, PR                    1,080,000 1,208,952
New York State Dormitory
  Authority, 5.125%, 2/15/08 RB      900,000   974,007
New York State Dormitory
  Authority, 5.125%, 7/1/27
  RB, MBIA, PR                       195,000   216,501
------------------------------------------------------
Total                                        8,380,330
------------------------------------------------------

                              Municipal Bond Fund



                                 Shares/Par   $ Value
-----------------------------------------------------
North Carolina (3.7%)
North Carolina Eastern Municipal
  Power Agency System,
  4.00%, 1/1/18 RB, PR            1,705,000 1,711,888
North Carolina Eastern Municipal
  Power Agency System,
  4.50%, 1/1/24 RB, PR            1,695,000 1,748,986
North Carolina Eastern Municipal
  Power Agency System,
  6.00%,1/1/26 RB, PR               520,000   633,308
North Carolina Municipal Power
  Agency #1 Catawba
  Electric Revenue,
  5.00%, 1/1/20 RB, PR              235,000   259,062
North Carolina Municipal Power
  Agency Power System Revenue,
  6.50%, 1/1/10 RB, PR              155,000   182,162
-----------------------------------------------------
Total                                       4,535,406
-----------------------------------------------------

Ohio (0.2%)
Ohio Housing Finance Agency,
  5.625%, 9/1/16 RB, GNMA           210,000   227,310
Ohio Housing Finance Agency,
  6.20%, 9/1/14 RB, GNMA             60,000    61,685
-----------------------------------------------------
Total                                         288,995
-----------------------------------------------------

Pennsylvania (3.4%)
Delaware Valley, Pennsylvania
  Regional Financial Authority
  Local Government Revenue,
  5.50%, 8/1/28 RB, AMBAC         2,025,000 2,267,817
Montgomery County,
  Pennsylvania Higher Education
  & Health Authority Revenue,
  5.00%, 1/1/27 RB, FSA, PR         265,000   292,136
Pennsylvania State Higher
  Education, 6.00%, 1/15/31 RB    1,500,000 1,583,085
-----------------------------------------------------
Total                                       4,143,038
-----------------------------------------------------

Rhode Island (0.1%)
Rhode Island Depositors
  Economic Protection Corp.,
  5.75%, 8/1/21 RB, FSA, PR         135,000   160,974
-----------------------------------------------------

Tennessee (0.8%)
Metropolitan Government
  Nashville & Davidson County,
  Tennessee Electric Revenue -
  Series A, 5.00%, 5/15/29
  RB, AMBAC                       1,000,000 1,025,300
-----------------------------------------------------

                               Shares/Par    $ Value
----------------------------------------------------
Texas (9.8%)
Fort Worth, Texas Housing
  Finance Corp.,
  6.00%, 8/20/43 RB, GNMA       1,000,000  1,020,970
Houston, Texas Utility Systems
  Revenue, 5.25%, 5/15/27
  RB, MBIA                      1,000,000  1,054,410
Irving, Texas Waterworks and
  Sewer, 5.00%, 8/15/15
  RB, AMBAC                     1,285,000  1,412,035
Lower Colorado River Authority
  Texas Revenue,
  5.00%, 1/1/15 RB, FSA, PR     1,000,000  1,115,450
Mission, Texas Water & Sewer,
  5.50%, 4/1/27 RB, FGIC          500,000    532,850
Odessa, Texas Junior College
  District, 8.125%, 12/1/18
  RB, PR                          975,000  1,042,022
Panhandle Texas Regional
  Housing Finance Authority,
  6.00%, 7/20/31 RB, GNMA       1,000,000  1,068,130
Texas Municipal Power Agency,
  4.75%, 9/1/12 RB, AMBAC       1,150,000  1,150,104
Texas University Board of
  Regents Revenue Financing
  Bonds, 5.25%, 8/15/15 RB      1,000,000  1,137,700
Texas Water Development
  Board Revenue,
  5.75%, 7/15/16 RB             1,000,000  1,059,510
University of Texas Revenue,
  5.25%, 8/15/20 RB             1,290,000  1,466,653
----------------------------------------------------
Total                                     12,059,834
----------------------------------------------------
Total Revenue Bonds
  (Cost $77,260,486)                      79,692,174
----------------------------------------------------

General Obligation Bonds (33.8%)
Alabama (1.1%)
Birmingham Alabama - Series A,
  5.25%, 5/1/18, GO             1,200,000  1,308,540
----------------------------------------------------

Alaska (3.1%)
North Slope Boro, Alaska -
  Series B, 0.00%, 6/30/07
  GO, MBIA                      4,000,000  3,739,880
----------------------------------------------------

California (1.7%)
California State,
  5.25%, 4/1/34 GO              1,000,000  1,031,550

                              Municipal Bond Fund

                                                             September 30, 2004


                                  Shares/Par   $ Value
------------------------------------------------------
California (continued)
Riverside California Community
  College District, 5.50%, 8/1/29
  GO, MBIA                         1,000,000 1,088,660
------------------------------------------------------
Total                                        2,120,210
------------------------------------------------------

Connecticut (0.9%)
Connecticut State Special Tax
  Obligation Revenue
  Transportation Infrastructure,
  Series A, 5.375%, 10/1/17
  GO, FSA, PR                      1,000,000 1,136,160
------------------------------------------------------

Hawaii (0.1%)
Hawaii State, 5.00%, 4/1/07
  GO, MBIA                            75,000    80,371
------------------------------------------------------

Illinois (3.1%)
Chicago, Illinois Capital
  Appreciation, 0.00%, 1/1/17
  GO, MBIA                         1,000,000   815,760
Chicago, Illinois School Reform
  Board - Series A,
  5.25%, 12/1/20 GO, FGIC            100,000   113,491
Cook County, Illinois Community
  Consolidated School District
  #21, 0.00%, 12/1/09 GO, FSA        715,000   605,426
Cook County, Illinois School
  District, 9.00%, 12/1/10
  GO, FGIC                         1,000,000 1,324,160
Will County, Illinois Community
  Unit School District #365 U VY
  View, 0.00%, 11/1/18 GO, FSA     1,855,000   972,410
------------------------------------------------------
Total                                        3,831,247
------------------------------------------------------

Kansas (1.5%)
Cowley County, Kansas Unit
  School District #465 Winfield,
  5.25%, 10/1/20 GO, MBIA          1,650,000 1,800,728
------------------------------------------------------

Maryland (0.8%)
Prince Georges County,
  Maryland, 5.50%, 1/1/11
  GO, MBIA, PR                     1,000,000 1,029,760
------------------------------------------------------

Massachusetts (0.9%)
Boston Massachusetts - Series A,
  5.75%, 2/1/14 GO, PR             1,000,000 1,140,230
------------------------------------------------------

                                     Shares/Par   $ Value
---------------------------------------------------------
Michigan (1.7%)
West Ottawa, Michigan Public
  School District, 5.00%, 5/1/22
  GO, Q-SBLF                          2,040,000 2,128,087
---------------------------------------------------------

Mississippi (2.3%)
Mississippi State - Series D,
  5.25%, 11/1/20 GO                   1,000,000 1,136,980
Mississippi State, Variable,
  11/1/23 GO, BPA                     1,700,000 1,700,000
---------------------------------------------------------
Total                                           2,836,980
---------------------------------------------------------

Nebraska (0.9%)
Omaha, Nebraska Convention
  Center, 5.25%, 4/1/26 GO            1,000,000 1,108,520
---------------------------------------------------------

New York (0.9%)
New York, New York - Series I,
  6.00%, 4/15/09 GO                   1,000,000 1,093,020
---------------------------------------------------------

Oklahoma (2.1%)
Oklahoma City, Oklahoma,
  5.50%, 7/1/13 GO, PR                1,250,000 1,416,750
Tulsa, Oklahoma,
  5.50%, 12/1/15 GO                   1,000,000 1,119,350
---------------------------------------------------------
Total                                           2,536,100
---------------------------------------------------------

Texas (8.2%)
(b) Aldine, Texas Independent School
  District, 5.50%, 2/15/16,
  GO, PSF                             1,500,000 1,670,025
Dallas, Texas Independent School
  District, 5.50%, 2/15/17
  GO, PSF, PR                         1,565,000 1,783,216
Fort Bend, Texas Independent
  School District,
  5.00%, 2/15/17 GO, PSF, PR          1,150,000 1,285,183
Harris County, Texas Capital
  Appreciation Refunding Toll
  Road - Series A,
  0.00%, 8/15/09 GO, MBIA             1,300,000 1,117,623
Little Elm, Texas Independent
  School District, 0.00%, 8/15/16
  GO, PSF                             1,930,000 1,145,995
San Marcos, Texas Consolidated
  Independent School District,
  5.25%, 8/1/22 GO, PSF               1,000,000 1,077,980
Texas State Ribs,
  10.24%, 9/30/11 GO                  1,000,000 1,348,560

                              Municipal Bond Fund



                             Shares/Par     $ Value
---------------------------------------------------
Texas (continued)
Wylie, Texas Independent
  School District,
  0.00%, 8/15/08
  GO, PSF, PR                   305,000     274,421
Wylie, Texas Independant
  School District,
  0.00%, 8/15/08, GO, PSF       295,000     264,615
---------------------------------------------------
Total                                     9,967,618
---------------------------------------------------

Virginia (0.9%)
Virginia State Public School
  Authority - Series D,
  5.25%, 8/1/19
  GO, State Aid Withholding   1,000,000   1,146,060
---------------------------------------------------

Wisconsin (3.6%)
Wisconsin State - Series A,
  6.10%, 5/1/13 GO, PR        4,170,000   4,279,378
---------------------------------------------------
Total General Obligation Ltd
  (Cost $39,944,256)                     41,282,889
---------------------------------------------------
Total Investments (98.9%)
  (Cost $117,204,742)(a)                120,975,063
---------------------------------------------------
Other Assets,
  Less Liabilities (1.1%)                 1,337,191
---------------------------------------------------
Total Net Assets (100.0%)               122,312,254
---------------------------------------------------

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $117,204,742 and the net unrealized appreciation of investments based on that cost was $3,770,321 which is comprised of $3,883,714 aggregate gross unrealized appreciation and $113,393 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
US Ten Year Treasury Note
 Futures (Total notional
 value at
 09/30/04, $3,345,156)       30       12/04       $(33,594)

RB = Revenue Bond

GO = General Obligation

PR = Pre-refunded security will be called on first call date
   (with certainty)

AMT = Subject to Alternative Minimum Tax

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Indemnity Corporation)
BIGI (Bond Investors Guarantee Insurance)
BPA (Dexia Credit Local)
FGIC (Financial Guaranty Insurance Company)
FHLMC (Federal Home Loan Mortgage Association)
FNMA (Federal National Mortgage Association)
FSA (Financial Security Assurance, Inc.)
GNMA (Government National Mortgage Association)
LOC (Landesbank)
MBIA (Municipal Bond Insurance Organization)
PSF (Texas Permanent School Fund)
Q-SBLF (Qualified School Loan Bond Fund)

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Select Bond Fund

                                                             September 30, 2004

Select Bond Fund

Percentage Allocation 9/30/04

                                    [CHART]

Government and Government Agencies, including FNMA and GNMA     50%
Corporate Bonds                                                 41%
Mortgage-Backed and Asset-Backed Securities                      4%
Other Investments, Futures, and Other Assets, net                5%

Percentage Holdings are based on net assets.

The Corporate Bonds sector includes bonds of companies headquartered outside the United States. The Government and Government Agencies category includes taxable bonds of domestic and foreign governments. Consistent with the Fund's stated parameters, no more than 15% of the portfolio is invested in foreign securities, and no more than 15% is invested in high yield securities.

Percentage Holdings are subject to change.

About Your Fund's Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at March 31, 2004 and held for the entire period ending September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Select Bond Fund Class A

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $1,000.60    $4.25
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,020.51    $4.30
               -------------------------------------------------

Select Bond Fund Class B

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  997.30    $7.48
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.27    $7.56
               -------------------------------------------------

Select Bond Fund Class C

                                Beginning    Ending
                                 Account     Account    Expenses
                                  Value       Value       Paid
                                March 31, September 30,  During
                                  2004        2004      Period*
               -------------------------------------------------
               Actual           $1,000.00   $  997.30    $7.48
               -------------------------------------------------
               Hypothetical (5%
                 return before
                 expenses)      $1,000.00   $1,017.27    $7.56
               -------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.85% for Class A shares, 1.50% for Class B shares, and 1.50% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               Select Bond Fund


Select Bond Fund

Schedule of Investments 9/30/04 (Unaudited)

                                     Shares/Par   $ Value
---------------------------------------------------------
Corporate Bonds (40.5%)
---------------------------------------------------------
Aerospace-Defense (0.8%)
Lockheed Martin Corp.,
  8.20%, 12/1/09                      1,400,000 1,665,950
---------------------------------------------------------

Aircraft (0.9%)
Boeing Co., 8.75%, 9/15/31            1,250,000 1,714,838
---------------------------------------------------------

Auto Related (2.1%)
American Honda Finance,
  4.50%, 5/26/09 144A                 1,000,000 1,023,524
Toyota Motor Credit Corp.,
  2.70%, 1/30/07                      1,000,000   991,584
Toyota Motor Credit Corp.,
  4.35%, 12/15/10                     1,000,000 1,022,865
Toyota Motor Credit Corp.,
  5.65%, 1/15/07                      1,000,000 1,053,562
---------------------------------------------------------
Total                                           4,091,535
---------------------------------------------------------

Beverages, Malt Beverages (1.5%)
Anheuser-Busch Companies, Inc.,
  7.00%, 12/1/25                        720,000   771,024
Anheuser-Busch Companies, Inc.,
  7.50%, 3/15/12                         57,000    68,057
Coca-Cola Enterprises, Inc.,
  5.25%, 5/15/07                        750,000   788,495
Coca-Cola Enterprises, Inc.,
  5.375%, 8/15/06                       250,000   260,849
Coca-Cola Enterprises, Inc.,
  5.75%, 3/15/11                      1,000,000 1,088,954
---------------------------------------------------------
Total                                           2,977,379
---------------------------------------------------------

Broad Woven Fabric Mills, Manmade (0.0%)
(d) Polysindo International Finance,
  11.375%, 6/15/06                      800,000    64,000
---------------------------------------------------------

Commercial Banks (3.5%)
Bank of America Corp.,
  5.375%, 6/15/14                        75,000    77,886
Bank of America Corp.,
  7.40%, 1/15/11                        133,000   155,004
Bank One Corp.,
  5.25%, 1/30/13                        500,000   513,979
Citigroup, Inc., 4.50%, 7/29/09       1,030,000 1,047,556
HBOS Treasury Services PLC,
  4.00%, 9/15/09 144A                   830,000   832,202
Rabobank Capital Fund II,
  5.26%, 12/31/13 144A                1,000,000 1,008,819
RBS Capital Trust II,
  6.425%, 1/3/34                      1,000,000 1,019,994

                                 Shares/Par   $ Value
-----------------------------------------------------
Commercial Banks (continued)
UnionBanCal Corp.,
  5.25%, 12/16/13                 1,000,000 1,021,133
Wells Fargo & Co.,
  3.125%, 4/1/09                  1,000,000   973,577
Wells Fargo Bank, 6.45%, 2/1/11     150,000   168,193
-----------------------------------------------------
Total                                       6,818,343
-----------------------------------------------------

Commercial Physical Research (0.8%)
Monsanto Co., 4.00%, 05/15/08       680,000   685,375
Monsanto Co., 7.375%, 8/15/12       700,000   819,587
-----------------------------------------------------
Total                                       1,504,962
-----------------------------------------------------

Computer and Other Data Processing Service (1.1%)
Gtech Holdings Corp.,
  4.75%, 10/15/10                 2,215,000 2,232,618
-----------------------------------------------------

Credit Reporting Services (0.5%)
U.S. Central Credit Union,
  2.75%, 5/30/08                  1,000,000   977,557
-----------------------------------------------------

Crude Petroleum and Natural Gas (0.9%)
Occidental Petroleum,
  4.00%, 11/30/07                   450,000   456,745
Occidental Petroleum,
  7.65%, 02/15/06                   700,000   743,888
Occidental Petroleum,
  10.125%, 9/15/09                  510,000   640,992
-----------------------------------------------------
Total                                       1,841,625
-----------------------------------------------------

Data Processing and Preparation (0.7%)
First Data Corp., 3.90%, 10/1/09  1,350,000 1,348,065
-----------------------------------------------------

Developmental World Bank (0.6%)
Supra-National Agency,
  0.00%, 3/1/28 MTNB              4,250,000 1,130,415
-----------------------------------------------------

Eating Places (0.4%)
McDonald's Corp.,
  3.875%, 8/15/07                   465,000   471,189
McDonald's Corp.,
  5.375%, 4/30/07                   360,000   378,545
-----------------------------------------------------
Total                                         849,734
-----------------------------------------------------

Electric Services (1.0%)
PacifiCorp, 5.45%, 9/15/13          900,000   947,526
Peco Energy Co., 4.75%, 10/1/12   1,000,000 1,015,341
-----------------------------------------------------
Total                                       1,962,867
-----------------------------------------------------

Electrical and Electronic Machinery,
  Equipment (0.8%)
General Electric Co.,
  5.00%, 2/1/13                   1,500,000 1,542,662
-----------------------------------------------------

                               Select Bond Fund

                                                             September 30, 2004


                                  Shares/Par   $ Value
------------------------------------------------------
Electrical Equipment and Supplies (0.3%)
Cooper Industries, Inc.,
  5.50%, 11/1/09                     500,000   532,731
------------------------------------------------------

Electronic Computers (4.0%)
Hewlett-Packard Co.,
  5.50%, 7/1/07                    4,000,000 4,228,443
Hewlett-Packard Co.,
  6.50%, 7/1/12                    3,200,000 3,576,326
------------------------------------------------------
Total                                        7,804,769
------------------------------------------------------

Fire, Marine and Casualty Insurance (3.3%)
Berkley (WR) Corp.,
  5.875%, 2/15/13                  1,110,000 1,151,683
Berkley (WR) Corp.,
  9.875%, 5/15/08                  1,000,000 1,192,262
Berkshire Hathaway, Inc.,
  3.40%, 7/2/07 144A                 500,000   501,870
Berkshire Hathaway, Inc.,
  5.10%, 7/15/14 144A              2,000,000 2,056,358
Progressive Corp., 6.25%, 12/1/32    843,000   889,192
Progressive Corp.,
  6.375%, 1/15/12                    715,000   789,104
------------------------------------------------------
Total                                        6,580,469
------------------------------------------------------

Health Care Products (2.9%)
Abbott Laboratories,
  3.75%, 3/15/11                     750,000   732,280
Astrazeneca PLC, 5.40%, 6/1/14       750,000   793,967
GlaxoSmithKline Capital, Inc.,
  4.375%, 4/15/14                  1,655,000 1,622,760
Merck & Co., Inc.
  5.95%, 12/1/28                     615,000   644,649
Merck & Co., Inc., 6.40%, 3/1/28     385,000   425,411
Pfizer, Inc., 4.50% 2/15/14        1,000,000   999,950
Pfizer, Inc., 5.625%, 2/1/06         330,000   342,839
Pfizer, Inc., 5.625%, 4/15/09        220,000   236,909
------------------------------------------------------
Total                                        5,798,765
------------------------------------------------------

Holding Companies (0.5%)
Royal Bank Of Scotland GRP
  PLC, 5.00%, 10/1/14              1,000,000 1,012,540
------------------------------------------------------

Lumber and Other Building Materials (1.1%)
Home Depot, Inc.,
  3.75%, 9/15/09 144A              2,250,000 2,240,924
------------------------------------------------------

Measuring and Controlling Devices (0.3%)
Rockwell Automation, Inc.,
  6.70%, 1/15/28                     460,000   516,273
------------------------------------------------------

                              Shares/Par   $ Value
--------------------------------------------------
Medical and Consumer Products (1.6%)
Johnson & Johnson, Inc.,
  3.80%, 5/15/13               1,000,000   959,422
Johnson & Johnson, Inc.,
  4.95%, 5/15/33               1,000,000   938,903
Johnson & Johnson, Inc.,
  6.625%, 9/1/09                 700,000   791,390
Johnson & Johnson, Inc.,
  6.95%, 9/1/29                  400,000   486,217
--------------------------------------------------
Total                                    3,175,932
--------------------------------------------------

Miscellaneous Business Credit Institutions (0.5%)
Textron Financial Corp.,
  2.75%, 6/1/06                1,000,000   995,222
--------------------------------------------------

Motors and Generators (0.9%)
Emerson Electric Co.,
  4.50%, 5/1/13                  380,000   377,587
Emerson Electric Co.,
  4.625%, 10/15/12               565,000   567,061
Emerson Electric Co.,
  5.75%, 11/1/11                 119,000   129,871
Emerson Electric Co.,
  5.85%, 3/15/09                 720,000   779,207
--------------------------------------------------
Total                                    1,853,726
--------------------------------------------------

Oil and Gas Extraction (0.3%)
ChevronTexaco Corp.,
  6.625%, 10/1/04                500,000   500,000
--------------------------------------------------

Radio, TV Electronic Stores (0.8%)
RadioShack Corp.,
  6.95%, 9/1/07                1,000,000 1,093,319
RadioShack Corp.,
  7.375%, 5/15/11                500,000   575,474
--------------------------------------------------
Total                                    1,668,793
--------------------------------------------------

Railroads, Line-Haul Operating (1.5%)
Burlington Northern Santa Fe,
  6.125%, 3/15/09                900,000   978,288
Union Pacific Corp.,
  3.875%, 2/15/09                900,000   895,551
Union Pacific Corp.,
  7.375%, 9/15/09                900,000 1,028,461
--------------------------------------------------
Total                                    2,902,300
--------------------------------------------------

                               Select Bond Fund



                                Shares/Par    $ Value
-----------------------------------------------------
Real Estate Investment Trusts (1.6%)
ERP Operating LP,
  4.75%, 6/15/09                   260,000    266,698
ERP Operating LP,
  5.25%, 9/15/14                 1,000,000  1,006,681
First Industrial LP,
  5.25%, 6/15/09                   400,000    411,986
Vornado Realty Trust,
  4.75%, 12/1/10                 1,500,000  1,503,572
-----------------------------------------------------
Total                                       3,188,937
-----------------------------------------------------

Retail - Retail Stores (1.8%)
Fortune Brands, Inc.,
  4.875%, 12/1/13                1,000,000  1,017,308
LB Mortgage Trust, Series 1991-
  2, Class A3, 8.39%, 1/20/17      490,079    567,573
Limited Brands, Inc.,
  6.125%, 12/1/12                  680,000    734,449
Limited Brands, Inc.,
  6.95%, 3/1/33                    706,000    782,367
VF Corp., 6.00%, 10/15/33          400,000    406,076
-----------------------------------------------------
Total                                       3,507,773
-----------------------------------------------------

Security Brokers and Dealers (0.9%)
Credit Suisse First Boston USA,
  Inc., 4.70%, 6/1/09              820,000    843,984
Goldman Sachs Group, Inc.,
  5.15%, 1/15/14                 1,000,000  1,006,055
-----------------------------------------------------
Total                                       1,850,039
-----------------------------------------------------

Steel Wire and Related Products (0.6%)
Hubbell, Inc., 6.375%, 5/15/12   1,000,000  1,093,769
-----------------------------------------------------

Toilet Preparations (1.1%)
Estee Lauder, Inc.,
  5.75%, 10/15/33                1,250,000  1,260,569
The Gillette Co., 2.50%, 6/1/08  1,000,000    975,058
-----------------------------------------------------
Total                                       2,235,627
-----------------------------------------------------

Wholesale - Groceries and Related Products (0.6%)
Sysco Intl Co., 6.10%, 6/1/12    1,000,000  1,105,026
-----------------------------------------------------
Wines and Distilled Beverages (0.3%)
Brown Forman Corp.,
  3.00%, 3/15/08                   500,000    492,379
-----------------------------------------------------
Total Corporate Bonds
  (Cost $79,070,155)                       79,778,544
-----------------------------------------------------

                               Shares/Par   $ Value
---------------------------------------------------
Government (Domestic and Foreign)
  and Agency Bonds (49.6%)
Federal Government & Agencies (49.6%)
Aid-Israel, 0.00%, 11/1/24      1,500,000   502,445
(e) BECCS, 14.00%, 11/15/11     2,000,000 1,878,702
Federal Home Loan Bank, 5.54%,
  1/8/09                          300,000   323,639
Federal Home Loan Bank, 8.25%,
  2/27/19                       1,400,000 1,398,600
Federal Home Loan Mortgage
  Corp., 7.50%, 10/1/27            80,819    86,979
Federal National Mortgage
  Association, 5.97%, 10/1/08     354,015   378,737
Federal National Mortgage
  Association, 6.22%, 2/1/06      445,220   458,315
Federal National Mortgage
  Association, 6.265%, 10/1/08    230,859   249,205
Federal National Mortgage
  Association, 6.39%, 4/1/08      440,518   473,717
Federal National Mortgage
  Association, 7.36%, 4/1/11      401,892   460,522
Federal National Mortgage
  Association, 11.00%, 12/1/12      3,257     3,653
Federal National Mortgage
  Association, 11.00%, 9/1/17      14,183    15,885
Federal National Mortgage
  Association, 11.00%, 12/1/17      5,490     6,180
Federal National Mortgage
  Association, 11.00%, 2/1/18       9,389    10,556
Federal National Mortgage
  Association, 11.50%, 4/1/18       8,345     9,473
Federal National Mortgage
  Association, 12.00%, 9/1/12      31,619    35,595
Federal National Mortgage
  Association, 12.00%, 12/1/12     11,107    12,651
Federal National Mortgage
  Association, 12.00%, 9/1/17       6,930     7,912
Federal National Mortgage
  Association, 12.00%, 10/1/17      5,656     6,453
Federal National Mortgage
  Association, 12.00%, 12/1/17      2,681     3,068
Federal National Mortgage
  Association, 12.00%, 2/1/18       9,076    10,397
Federal National Mortgage
  Association, 12.25%, 1/1/18       3,371     3,879
Federal National Mortgage
  Association, 12.50%, 4/1/18       2,511     2,901
Federal National Mortgage
  Association, 13.00%, 11/1/12      6,683     7,709

                               Select Bond Fund

                                                             September 30, 2004


                                 Shares/Par      $ Value
--------------------------------------------------------
Federal Government & Agencies (continued)
Federal National Mortgage
  Association, 13.00%, 11/1/17        6,271        7,318
Federal National Mortgage
  Association, 13.00%, 12/1/17        1,812        2,115
Federal National Mortgage
  Association, 13.00%, 2/1/18        10,368       12,101
Federal National Mortgage
  Association, 14.00%, 12/1/17        4,070        4,808
Government National Mortgage
  Association, 5.50%, 2/15/32       759,484      774,785
Government National Mortgage
  Association, 7.50%, 6/15/28        22,026       23,749
Government National Mortgage
  Association, 8.00%, 12/15/26       58,882       64,601
Government National Mortgage
  Association, 8.00%, 7/15/27        48,855       53,425
Government National Mortgage
  Association, 11.00%, 1/15/18       81,461       92,050
Government National Mortgage
  Association, TBA, 4.50%,
  10/1/25                        11,524,728   11,160,978
Housing & Urban Development,
  6.08%, 8/1/13                     750,000      830,641
Quebec Province,
  4.875%, 5/5/14                    750,000      765,869
State of Israel, 7.25%, 12/15/28  1,000,000    1,131,796
(e) Tennessee Valley Authority
  Stripped, 8.25%, 4/15/42        1,000,000      740,600
US Treasury, 1.125%, 6/30/05        315,000      312,785
US Treasury, 1.625%, 3/31/05        260,000      259,543
US Treasury, 1.625%, 4/30/05        175,000      174,603
US Treasury, 1.625%, 9/30/05        350,000      348,072
US Treasury, 1.625%, 2/28/06        200,000      197,961
US Treasury, 1.75%, 12/31/04        205,000      204,984
US Treasury, 1.875%, 11/30/05       850,000      846,281
US Treasury, 1.875%, 12/31/05       665,000      661,597
US Treasury, 1.875%, 1/31/06        975,000      969,210
US Treasury, 2.00%, 5/15/06         520,000      516,445
US Treasury, 2.125%, 10/31/04       225,000      225,088
US Treasury, 2.25%, 2/15/07       6,190,000    6,123,990
US Treasury, 2.375%, 8/15/06        285,000      284,087
US Treasury, 2.625%, 5/15/08      3,260,000    3,212,248
US Treasury, 3.00%, 2/15/08       4,260,000    4,262,496
US Treasury, 3.00%, 2/15/09       1,215,000    1,202,803
US Treasury, 3.125%, 5/15/07        230,000      231,941
US Treasury, 3.125%, 9/15/08        145,000      144,887
US Treasury, 3.125%, 4/15/09      2,700,000    2,681,753
US Treasury, 3.25%, 8/15/07       3,095,000    3,129,215
US Treasury, 3.25%, 1/15/09         925,000      925,434
US Treasury, 3.375%, 11/15/08       275,000      276,944

                              Shares/Par    $ Value
---------------------------------------------------
Federal Government & Agencies (continued)
US Treasury, 3.50%, 8/15/09        2,000      2,012
US Treasury, 4.00%, 11/15/12     585,000    587,834
US Treasury, 4.875%, 2/15/12  10,295,000 10,971,411
US Treasury, 5.00%, 8/15/11    1,000,000  1,074,727
US Treasury, 5.50%, 5/15/09      115,000    125,952
US Treasury, 5.75%, 11/15/05   2,104,000  2,185,202
US Treasury, 6.00%, 8/15/09    6,150,000  6,875,030
US Treasury, 6.50%, 5/15/05   10,115,000 10,390,007
US Treasury Inflation Index
  Bond, 3.375%, 1/15/07        8,691,285  9,285,752
US Treasury Inflation Index
  Bond, 3.625%, 1/15/08        2,532,427  2,777,262
US Treasury Inflation Index
  Bond, 3.875%, 4/15/29          691,308    916,955
US Treasury Stripped,
  0.00%, 8/15/27               5,500,000  1,673,623
US Treasury Stripped,
  0.00%, 5/15/30               4,610,000  1,228,026
Vendee Mortgage Trust, Series
  1998-3, Class E,
  6.50%, 3/15/29                 250,000    265,205
Vendee Mortgage Trust, Series
  1999-1, Class 2IO,
  0.175%, 1/15/29 IO          23,853,841    179,999
---------------------------------------------------
Total Government
  (Domestic and Foreign)
  and Agency Bonds
  (Cost $97,164,915)                     97,743,373
---------------------------------------------------

Mortgage-Backed and
  Asset Backed Securities (3.6%)
Commercial Mortgages (3.6%)
Asset Securitization Corp.,
  Series 1997-D5, Class A3,
  7.114%, 2/14/41                450,000    450,000
Chase Commercial Mortgage
  Securities Corp.,
  Series 1997-2, Class A2,
  6.60%, 11/19/07                441,014    473,494
Chase Commercial Mortgage
  Securities Corp.,
  Series 1997-2, Class B,
  6.60%, 11/19/07                500,000    543,939
Commercial Mortgage
  Acceptance Corp.,
  Series 1997-ML1, Class B,
  6.64%, 12/15/30                500,000    543,313
Credit Suisse First Boston
  Mortgage Securities Corp.,
  Series 1997-C1, Class A2,
  7.26%, 6/20/29 144A            209,079    226,421

                               Select Bond Fund



                                 Shares/Par   $ Value
-----------------------------------------------------
Commercial Mortgages (continued)
Credit Suisse First Boston
  Mortgage Securities Corp.,
  Series 1997-C1, Class B,
  7.28%, 6/20/29 144A               250,000   273,462
Criimi Mae Commercial
  Mortgage Trust,
  Series 1998-C1, Class A1,
  7.00%, 11/2/06 144A               474,065   491,472
Criimi Mae Commercial
  Mortgage Trust,
  Series 1998-C1, Class B,
  7.00%, 11/2/11 144A               600,000   660,563
DLJ Mortgage Acceptance Corp.,
  Series 1997-CF2, Class S,
  0.35%, 10/15/30 IO 144A        22,530,276   420,737
DLJ Commercial Mortgage
  Corp., Series 1998-CF1,
  Class S, 0.70%, 1/15/18 IO     17,724,798   520,132
Enterprise Mortgage Acceptance
  Co., Series 1998-1, Class IO,
  1.37%, 1/15/23 IO 144A          9,602,904   396,504
(d) Heilig-Meyers Master Trust,
  Series 1998-1A, Class A,
  6.125%, 1/20/07 144A              183,778    60,647
Midland Realty Acceptance
  Corp., Series 1996-C2,
  Class AEC, 1.35%, 1/25/29
  IO 144A                         4,933,471   152,264
Mortgage Capital Funding, Inc.,
  Series 1997-MC1, Class A3,
  7.29%, 3/20/27                    178,188   183,452
Nomura Asset Securities Corp.,
  Series 1998-D6, Class A2,
  6.99%, 3/15/30                    200,000   233,450
RMF Commercial Mortgage
  Pass-Through, Series 1997-1,
  Class F, 7.47%, 1/15/19 144A      400,000    60,000
-----------------------------------------------------
Total                                       5,689,850
-----------------------------------------------------

International Affairs (0.5%)
Overseas Private Investment,
  4.10%, 11/15/14                   918,960   925,126
-----------------------------------------------------

Mobil Home Dealers (0.2%)
Mid-State Trust, Series 6, Class
  A3, 7.54%, 7/1/35                 328,097   337,415
-----------------------------------------------------
Total Mortgage-Backed and Asset
  Backed Securities
  (Cost $7,381,170)                         6,952,391
-----------------------------------------------------

                               Shares/Par      $ Value
------------------------------------------------------
Revenue Bonds (0.6%)
Municipal Bonds - Revenue (0.6%)
Nashville & Davidson County,
  Tennessee Health and
  Educational Facilities Board
  of The Metropolitan
  Government,
  0.00%, 6/1/21, RB             2,450,000   1,089,662
------------------------------------------------------
Total Revenue Bonds
  (Cost $1,057,934)                         1,089,662
------------------------------------------------------

Money Market Investment (10.5%)
Autos (1.5%)
(b) Daimler Chrysler Auto,
  1.66%, 10/5/04                3,000,000   2,999,447
------------------------------------------------------

Federal Government & Agencies (0.3%)
(b) Federal National Mortgage
  Association,
  1.46%, 10/6/04                  500,000     499,899
------------------------------------------------------

Finance Lessors (4.6%)
(b) Delaware Funding,
  1.68%, 10/8/04                3,000,000   2,999,019
(b) Thunder Bay Funding, Inc,
  1.74%, 10/15/04               3,000,000   2,997,970
Windmill Funding Corp.,
  1.72%, 10/19/04               3,000,000   2,997,420
------------------------------------------------------
Total                                       8,994,409
------------------------------------------------------

Miscellaneous Business Credit Institutions (1.5%)
(b) National Rural Utility,
  1.78%, 10/26/04               3,000,000   2,996,292
------------------------------------------------------

Short Term Business Credit (2.6%)
(b) Sheffield Receivables,
  1.70%, 10/13/04               3,000,000   2,998,300
UBS Finance Delaware LLC,
  1.88%, 10/1/04                2,100,000   2,100,000
------------------------------------------------------
Total                                       5,098,300
------------------------------------------------------
Total Money Market Investment
  (Cost $20,588,347)                       20,588,347
------------------------------------------------------
Total Investments (104.8%)
  (Cost $205,262,521)(a)                  206,152,317
------------------------------------------------------
Other Assets,
  Less Liabilities (-4.8%)                 (9,359,517)
------------------------------------------------------
Total Net Assets (100.0%)                 196,792,800
------------------------------------------------------

                               Select Bond Fund

                                                             September 30, 2004



144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $10,405,767, representing 5.29% of net assets.

IO - Interest Only Security

/(a)/At September 30, 2004 the aggregate cost of securities for federal tax purposes was $205,262,521 and the net unrealized appreciation of investments based on that cost was $889,796 which is comprised of $3,683,388 aggregate gross unrealized appreciation and $2,793,592 aggregate gross unrealized depreciation.

/(b)/All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                 Unrealized
                          Number of Expiration Appreciation/
Issuer                    Contracts    Date    (Depreciation)
-------------------------------------------------------------
US Long Bond (CBT)
 Commodity Futures
 (Total notional value at
 09/30/04, $2,642,438)       24       12/04       $50,812

/(d)/Defaulted Security

/(e)/Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements.

                          Small Cap Growth Stock Fund


Financial Statements

Statement of Assets and Liabilities


September 30, 2004
---------------------------------------------------
Assets
Investments, at value(1)               $35,313,060
Due From Sale of Securities                770,765
Due From Sale of Fund Shares               112,809
Dividends and Interest Receivables           7,958
Futures Variation Margin                     3,750
---------------------------------------------------
  Total Assets                          36,208,342
---------------------------------------------------
Liabilities
Due on Purchase of Securities            1,434,824
Accrued Expenses                            48,083
Due on Redemption of Fund Shares            25,407
Accrued Distribution Fees                   14,163
Due to Investment Advisor                    7,060
Accrued Administrative Fees                  2,762
---------------------------------------------------
  Total Liabilities                      1,532,299
---------------------------------------------------
Net Assets                             $34,676,043
---------------------------------------------------
Represented By:
Aggregate Paid in Capital(2)(3)        $29,858,744
Undistributed Net Investment Income
 (Loss)                                   (206,412)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments     1,078,933
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                  3,935,270
  Futures Contracts                          9,508
---------------------------------------------------
Net Assets for
 Shares Outstanding(2)                 $34,676,043
---------------------------------------------------
Per Share of Class A (Based on 1,896,171
 Shares Issued and Outstanding)
  Offering Price                            $14.88
---------------------------------------------------
  Net Asset Value and
   Redemption Price                         $14.17
---------------------------------------------------
Per Share of Class B (Based on 447,101
 Shares Issued and Outstanding)
  Net Asset Value and Offering Price        $13.81
---------------------------------------------------
Per Share of Class C (Based on 117,933
 Shares Issued and Outstanding)
  Net Asset Value and Offering Price        $13.81
---------------------------------------------------
(1) Investments, at cost               $31,377,790
(2) Shares Outstanding                   2,461,205
(3) Shares authorized, $.001 par value 300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
--------------------------------------------
Investment Income
Income
 Dividends(1)                       $35,721
 Interest                            11,363
--------------------------------------------
  Total Income                       47,084
--------------------------------------------
Expenses
 Management Fees                    139,157
 Transfer Agent Fees                 60,268
 Shareholder Servicing Fees          40,928
 Distribution Fees:
  Class A                            12,590
  Class B                            22,809
  Class C                             5,513
 Administrative Fees                 16,371
 Registration Fees                   19,393
 Custodian Fees                      11,997
 Audit Fees                          11,020
 Other Expenses                       7,329
 Shareholder Reporting Fees           5,414
 Directors Fees                       3,833
 Professional Fees                    1,798
--------------------------------------------
  Total Expenses                    358,420
--------------------------------------------
  Less Waived Fees:
   Paid by Affiliate               (104,742)
   Paid Indirectly                     (182)
--------------------------------------------
  Total Net Expenses                253,496
--------------------------------------------
 Net Investment Income (Loss)      (206,412)
--------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities             (227,330)
 Futures Contracts                  (32,557)
--------------------------------------------
  Net Realized Gain (Loss)
   on Investments                  (259,887)
--------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities               9,094
  Futures Contracts                 (21,842)
--------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments    (12,748)
--------------------------------------------
Net Gain (Loss) on Investments     (272,635)
--------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $(479,047)
--------------------------------------------
(1) Less Foreign Dividend Tax           $13

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                          Small Cap Growth Stock Fund

                                                             September 30, 2004


Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                              $(206,412)       $(328,101)
  Net Realized Gain (Loss) on Investments                                    (259,887)       3,057,769
  Net Change in Unrealized Appreciation (Depreciation) of Investments         (12,748)       5,469,088
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations           (479,047)       8,198,756
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 382,566 and 892,136 Shares                          5,426,455       11,541,550
  Payments for 149,031 and 675,728 Shares Redeemed                         (2,123,092)      (8,760,522)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (233,535 and 216,408 shares, respectively)           3,303,363        2,781,028
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 36,650 and 174,309 Shares                             507,487        2,150,941
  Payments for 20,970 and 112,202 Shares Redeemed                            (290,503)      (1,378,002)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (15,680 and 62,107 shares, respectively)               216,984          772,939
--------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 24,509 and 94,315 Shares                              340,228        1,257,351
  Payments for 891 and 0 Shares Redeemed                                      (12,107)              --
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (23,618 and 94,315 shares, respectively)               328,121        1,257,351
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                    3,369,421       13,010,074

Net Assets
 Beginning of Period                                                       31,306,622       18,296,548
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $(206,412) and $0 respectively)                               $34,676,043      $31,306,622
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                          Small Cap Growth Stock Fund



Financial Highlights

                                                                            CLASS A
                                ------------------------------------------------------------------------------------------------
                                    For the                                                                     For the Period
                                Six Months Ended     For the         For the        For the       For the      July 12, 1999(a)
                                 September 30,      Year Ended      Year Ended     Year Ended    Year Ended        through
(For a share outstanding              2004          March 31,       March 31,      March 31,     March 31,        March 31,
throughout the period)            (Unaudited)          2004            2003           2002          2001             2000
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                            $14.38          $10.11          $13.38          $11.61       $17.59            $10.00
  Income from Investment
   Operations:
   Net Investment Income
    (Loss)                              (0.08)(b)       (0.15)(b)       (0.12)(b)       (0.11)       (0.13)(b)         (0.08)(c)
   Net Realized and
    Unrealized
    Gains (Losses) on
    Investments                         (0.13)           4.42           (3.15)           1.88        (3.36)             8.12
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                         (0.21)           4.27           (3.27)           1.77        (3.49)             8.04
--------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                      --              --              --              --           --             (0.01)
   Distributions from
    Realized Gains on
    Investments                            --              --              --              --        (2.49)            (0.44)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                    --              --              --              --        (2.49)            (0.45)
--------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of
  Period                               $14.17          $14.38          $10.11          $13.38       $11.61            $17.59
--------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                      (1.46)%(e)       42.24%        (24.44)%          15.25%     (20.91)%            81.52%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period        $26,872,976     $23,913,879     $14,623,002     $13,997,182  $10,110,730       $10,133,996
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                 2.04%(f)        2.21%           2.29%           2.46%        2.36%             3.31%(f)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                 1.40%(f)        1.40%           1.40%           1.40%        1.40%             1.40%(f)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                          (0.56)%(f)      (1.16)%         (1.10)%         (0.89)%      (0.79)%           (0.92)%(f)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate               36.79%          97.52%          48.87%          57.86%       81.87%            89.96%
--------------------------------------------------------------------------------------------------------------------------------

(a)Fund commenced operations on July 12, 1999.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Reflects total return for the period; not annualized.

(f)Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                          Small Cap Growth Stock Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                                             CLASS B
                                   --------------------------------------------------------------------------------------------
                                       For the                                                                 For the Period
                                   Six Months Ended     For the        For the      For the       For the     July 12, 1999(a)
                                    September 30,      Year Ended     Year Ended   Year Ended    Year Ended       through
(For a share outstanding                 2004          March 31,      March 31,    March 31,     March 31,       March 31,
throughout the period)               (Unaudited)          2004           2003         2002          2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                  $14.06          $9.95         $13.25         $11.58      $17.57            $10.00
  Income from Investment
   Operations:
   Net Investment Income (Loss)            (0.12)(b)      (0.23)(b)      (0.19)(b)      (0.11)      (0.23)(b)         (0.10)(c)
   Net Realized and Unrealized
    Gains (Losses) on
    Investments                            (0.13)          4.34          (3.11)          1.78       (3.35)             8.09
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                            (0.25)          4.11          (3.30)          1.67       (3.58)             7.99
-------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Realized
    Gains on Investments                      --             --             --             --       (2.41)            (0.42)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       --             --             --             --       (2.41)            (0.42)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period           $13.81         $14.06          $9.95         $13.25      $11.58            $17.57
-------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                         (1.78)%(e)      41.31%       (24.91)%         14.42%    (21.40)%            80.95%(e)
-------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period            $6,174,386     $6,066,471     $3,673,546     $3,524,523  $2,399,797        $1,892,130
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                    2.69%(f)       2.86%          2.94%          3.11%       3.01%             3.89%(f)
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                    2.05%(f)       2.05%          2.05%          2.05%       2.05%             2.05%(f)
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                 (0.88)%(f)     (1.81)%        (1.74)%        (1.54)%     (1.44)%           (1.57)%(f)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                  36.79%         97.52%         48.87%         57.86%      81.87%            89.96%
-------------------------------------------------------------------------------------------------------------------------------

(a)Fund commenced operations on July 12, 1999.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Reflects total return for the period; not annualized.

(f)Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                          Small Cap Growth Stock Fund



Financial Highlights (continued)

                                                       CLASS C
                                        --------------------------------------
                                            For the          For the Period
                                        Six Months Ended  November 17, 2003(a)
                                         September 30,          through
(For a share outstanding                      2004             March 31,
throughout the period)                    (Unaudited)             2004
------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $14.06              $13.23
  Income from Investment Operations:
   Net Investment Income (Loss)                 (0.12)(b)           (0.09)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     (0.13)               0.92
------------------------------------------------------------------------------
    Total from Investment Operations            (0.25)               0.83
------------------------------------------------------------------------------
 Net Asset Value, End of Period                $13.81              $14.06
------------------------------------------------------------------------------
 Total Return(c)                              (1.78)%(d)            6.27%(d)
------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                 $1,628,680          $1,326,272
------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            2.69%(e)            3.00%(e)
------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            2.05%(e)            2.05%(e)
------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                (1.76)%(e)          (1.81)%(e)
------------------------------------------------------------------------------
 Portfolio Turnover Rate                       36.79%              97.52%(f)
------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

                         Aggressive Growth Stock Fund

                                                             September 30, 2004


Statement of Assets and Liabilities

September 30, 2004
----------------------------------------------------
Assets
Investments, at value(1)               $162,413,471
Due From Sale of Securities               1,610,972
Dividends and Interest Receivables           61,517
Due From Sale of Fund Shares                 30,355
----------------------------------------------------
  Total Assets                          164,116,315
----------------------------------------------------
Liabilities
Due on Purchase of Securities             1,210,846
Accrued Expenses                             95,590
Due to Investment Advisor                    87,578
Due on Redemption of Fund Shares             44,178
Accrued Distribution Fees                    24,334
Accrued Administrative Fees                  13,214
----------------------------------------------------
  Total Liabilities                       1,475,740
----------------------------------------------------
Net Assets                             $162,640,575
----------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)        $146,191,169
Undistributed Net Investment Income
 (Loss)                                    (696,480)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments     (5,049,206)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                  22,195,092
----------------------------------------------------
Net Assets for
 Shares Outstanding(2)                 $162,640,575
----------------------------------------------------
Per Share of Class A (Based on 11,910,902
 Shares Issued and Outstanding):
  Offering Price                             $13.34
----------------------------------------------------
  Net Asset Value and
   Redemption Price                          $12.71
----------------------------------------------------
Per Share of Class B (Based on 805,677
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price         $12.15
----------------------------------------------------
Per Share of Class C (Based on 121,193
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price         $12.15
----------------------------------------------------
(1) Investments, at cost               $140,218,379
(2) Shares Outstanding                   12,837,772
(3) Shares authorized, $.001 par value  300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
---------------------------------------------
Investment Income
Income
 Dividends(1)                       $348,460
 Interest                             35,501
---------------------------------------------
  Total Income                       383,961
---------------------------------------------
Expenses
 Management Fees                     602,449
 Shareholder Servicing Fees          200,816
 Distribution Fees:
  Class A                             74,692
  Class B                             37,270
  Class C                              4,898
 Transfer Agent Fees                  89,356
 Administrative Fees                  80,327
 Registration Fees                    19,415
 Custodian Fees                       12,633
 Audit Fees                           11,058
 Shareholder Reporting Fees           10,768
 Other Expenses                        6,254
 Directors Fees                        3,833
 Professional Fees                     1,794
---------------------------------------------
  Total Expenses                   1,155,563
---------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                 (74,932)
   Paid Indirectly                      (190)
---------------------------------------------
  Total Net Expenses               1,080,441
---------------------------------------------
 Net Investment Income (Loss)       (696,480)
---------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities             4,422,199
 Futures Contracts                  (245,901)
---------------------------------------------
  Net Realized Gain (Loss)
   on Investments                  4,176,298
---------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities           (4,370,120)
  Futures Contracts                     (700)
---------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments  (4,370,820)
---------------------------------------------
Net Gain (Loss) on Investments      (194,522)
---------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                   $(891,002)
---------------------------------------------
(1) Less Foreign Dividend Tax         $1,245

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                         Aggressive Growth Stock Fund



Statement of Changes in Net Assets


                                                                            For the         For the
                                                                       Six Months Ended    Year Ended
                                                                       September 30,2004 March 31, 2004
-------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                              $(696,480)     $(1,112,530)
  Net Realized Gain (Loss) on Investments                                   4,176,298        7,488,951
  Net Change in Unrealized Appreciation (Depreciation) of Investments      (4,370,820)      28,343,007
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations           (891,002)      34,719,428
-------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 523,803 and 1,264,400 Shares                        6,616,187       15,093,311
  Payments for 262,384 and 365,217 Shares Redeemed                         (3,311,082)      (4,316,777)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (261,419 and 899,183 shares, respectively)           3,305,105       10,776,534
-------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 49,648 and 127,662 Shares                             603,847        1,433,793
  Payments for 70,532 and 141,843 Shares Redeemed                            (852,694)      (1,606,612)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((20,884) and (14,181) shares, respectively)          (248,847)        (172,819)
-------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 29,209 and 93,451 Shares                              357,972        1,106,021
  Payments for 1,467 and 0 Shares Redeemed                                    (17,833)              --
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (27,742 and 93,451 shares, respectively)               340,139        1,106,021
-------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                    2,505,395       46,429,164

Net Assets
 Beginning of Period                                                      160,135,180      113,706,016
-------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $(696,480) and $0 respectively)                              $162,640,575     $160,135,180
-------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                         Aggressive Growth Stock Fund

                                                             September 30, 2004


Financial Highlights

                                                                                 CLASS A
                                    ---------------------------------------------------------------------------------
                                        For the
                                    Six Months Ended       For the          For the        For the       For the
                                     September 30,        Year Ended       Year Ended     Year Ended    Year Ended
(For a share outstanding                  2004            March 31,        March 31,      March 31,     March 31,
throughout the period)                (Unaudited)         2004/(a)/        2003/(a)/      2002/(a)/     2001/(a)/
----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                                 $12.78            $9.83           $12.93          $13.70       $23.23
  Income from Investment
   Operations:
   Net Investment Income (Loss)              (0.05)(b)        (0.09)(b)        (0.09)(b)       (0.09)       (0.11)(b)
   Net Realized and Unrealized
    Gains (Losses) on Investments            (0.02)            3.04            (3.01)           0.43        (5.69)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                              (0.07)            2.95            (3.10)           0.34        (5.80)
----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Realized
    Gains on Investments                        --               --               --           (1.11)       (3.73)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                         --               --               --           (1.11)       (3.73)
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period             $12.71           $12.78            $9.83          $12.93       $13.70
----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                           (0.55)%(f)        30.01%         (23.98)%           2.54%     (28.33)%
----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period            $151,380,555     $148,862,056     $105,727,923     $66,061,575  $62,587,176
----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                         1.39%(e)         1.40%            1.55%           1.55%        1.45%
----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                         1.30%(e)         1.30%            1.30%           1.30%        1.30%
----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                       (0.41)%(e)       (0.74)%          (0.86)%         (0.61)%      (0.55)%
----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    35.05%           71.78%           34.94%          68.02%       63.63%
----------------------------------------------------------------------------------------------------------------------

                                    ----------------

                                       For the
                                      Year Ended
(For a share outstanding              March 31,
throughout the period)                 2000(a)
---------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                              $13.73
  Income from Investment
   Operations:
   Net Investment Income (Loss)           (0.21)(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments         11.82
---------------------------------------------------
    Total from Investment
     Operations                           11.61
---------------------------------------------------
  Less Distributions:
   Distributions from Realized
    Gains on Investments                  (2.11)
---------------------------------------------------
    Total Distributions                   (2.11)
---------------------------------------------------
 Net Asset Value, End of Period          $23.23
---------------------------------------------------
 Total Return(d)                         87.53%
---------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period          $84,847,655
---------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                      1.50%
---------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                      1.30%
---------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                    (0.82)%
---------------------------------------------------
 Portfolio Turnover Rate                 92.54%
---------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                         Aggressive Growth Stock Fund



Financial Highlights (continued)

                                                                                    CLASS B
                                          ----------------------------------------------------------------------------
                                              For the
                                          Six Months Ended     For the         For the       For the       For the
                                           September 30,      Year Ended      Year Ended    Year Ended    Year Ended
(For a share outstanding                        2004          March 31,       March 31,     March 31,     March 31,
throughout the period)                      (Unaudited)        2004(a)         2003(a)       2002(a)       2001(a)
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period            $12.25           $9.49         $12.55          $13.43      $22.86
  Income from Investment Operations:
   Net Investment Income (Loss)                   (0.09)(b)       (0.16)(b)      (0.16)(b)       (0.09)      (0.24)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                       (0.01)           2.92          (2.90)           0.32       (5.59)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                   (0.10)           2.76          (3.06)           0.23       (5.83)
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                      --              --             --           (1.11)      (3.60)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                              --              --             --           (1.11)      (3.60)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                  $12.15          $12.25          $9.49          $12.55      $13.43
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                (0.82)%(f)       29.08%       (24.38)%           1.75%    (28.78)%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                   $9,787,511     $10,127,796     $7,978,093     $10,302,190  $9,644,517
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                              2.04%(e)        2.05%          2.20%           2.20%       2.10%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                              1.95%(e)        1.95%          1.95%           1.95%       1.95%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  (0.74)%(e)      (1.40)%        (1.52)%         (1.26)%     (1.20)%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                         35.05%          71.78%         34.94%          68.02%      63.63%
-----------------------------------------------------------------------------------------------------------------------

                                          ----------------

                                             For the
                                            Year Ended
(For a share outstanding                    March 31,
throughout the period)                       2000(a)
---------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $13.58
  Income from Investment Operations:
   Net Investment Income (Loss)                 (0.27)(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     11.59
---------------------------------------------------------
    Total from Investment
     Operations                                 11.32
---------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                 (2.04)
---------------------------------------------------------
    Total Distributions                         (2.04)
---------------------------------------------------------
 Net Asset Value, End of Period                $22.86
---------------------------------------------------------
 Total Return(d)                               86.13%
---------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                $11,401,550
---------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            2.15%
---------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            1.95%
---------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                (1.47)%
---------------------------------------------------------
 Portfolio Turnover Rate                       92.54%
---------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                         Aggressive Growth Stock Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                       CLASS C
                                        --------------------------------------
                                            For the          For the Period
                                        Six Months Ended  November 17, 2003(a)
                                         September 30,          through
(For a share outstanding                      2004             March 31,
throughout the period)                    (Unaudited)             2004
------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $12.26              $11.81
  Income from Investment Operations:
   Net Investment Income (Loss)                 (0.09)(b)           (0.05)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     (0.02)               0.50
------------------------------------------------------------------------------
    Total from Investment Operations            (0.11)               0.45
------------------------------------------------------------------------------
 Net Asset Value, End of Period                $12.15              $12.26
------------------------------------------------------------------------------
 Total Return(c)                              (0.90)%(d)            3.81%(d)
------------------------------------------------------------------------------
Ratios and Supplement Data
 Net Assets, End of Period                 $1,472,509          $1,145,328
------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            2.04%(e)            2.08%(e)
------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            1.95%(e)            1.95%(e)
------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                (1.47)%(e)          (1.13)%(e)
------------------------------------------------------------------------------
 Portfolio Turnover Rate                       35.05%              71.78%(f)
------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           International Equity Fund



Statement of Assets and Liabilities

September 30, 2004
----------------------------------------------------
Assets
Investments at Value(1)                $179,320,469
Cash                                         60,131
Due on Sale of Securities                 2,510,045
Dividends and Interest Receivable           485,692
Due from Sale of Fund Shares                 12,637
----------------------------------------------------
  Total Assets                          182,388,974
----------------------------------------------------
Liabilities
Due on Purchase of Securities             2,291,629
Due to Investment Advisor                   124,319
Other Accrued Liabilities                    71,990
Due on Redemption of Fund Shares             34,481
Accrued Administrative Fees                  15,076
Accrued Distribution Expenses                13,195
----------------------------------------------------
  Total Liabilities                       2,550,690
----------------------------------------------------
Net Assets                             $179,838,284
----------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)        $142,518,385
Undistributed Net Investment Income       2,080,261
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments       (151,994)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                  35,389,086
  Foreign Currency Transactions               2,546
----------------------------------------------------
Net Assets for
 Shares Outstanding(2)                 $179,838,284
----------------------------------------------------
Per Share of Class A (Based on 18,179,793
 Shares Issued and Outstanding):
  Offering Price                             $10.12
----------------------------------------------------
  Net Asset Value and
   Redemption Price                           $9.64
----------------------------------------------------
Per Share of Class B (Based on 484,055
 Shares Issued and Outstanding):
  Net Asset Value, Offering and
   Redemption Price                           $9.48
----------------------------------------------------
(1) Investments at cost                 143,931,383
(2) Shares Outstanding                   18,663,848
(3) Shares authorized, $.001 par value  300,000,000


Statement of Operations


For the Six Months Ended September 30, 2004
---------------------------------------------
Investment Income
Income
 Dividends(1)                     $3,172,571
 Interest                             58,680
---------------------------------------------
  Total Income                     3,231,251
---------------------------------------------
Expenses
 Management Fees                     752,179
 Shareholder Servicing Fees          221,229
 Distribution Fees:
  Class A                             86,217
  Class B                             17,061
 Administrative Fees                  88,492
 Custody Fees                         48,096
 Transfer Agent Fees                  43,940
 Registration Fees                    14,561
 Audit Fees                           12,089
 Professional Fees                     8,582
 Shareholder Reporting Fees            5,682
 Directors Fees                        3,844
 Other Expenses                        2,731
---------------------------------------------
  Total Net Expenses               1,304,703
---------------------------------------------
 Net Investment Income (Loss)      1,926,548
---------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments and
  Foreign Currencies
Net Realized Gain (Loss) on:
 Investment Securities             6,586,534
 Foreign Currency Transactions      (109,192)
---------------------------------------------
  Net Realized Gain (Loss)
   on Investments and Foreign
   Currencies                      6,477,342
---------------------------------------------
Net Unrealized Appreciation
 (Depreciation) on Investments:
  Investment Securities           (8,462,901)
  Foreign Currency Transactions      (11,004)
---------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) on Investments  (8,473,905)
---------------------------------------------
Net Gain (Loss) on Investments    (1,996,563)
---------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                    $(70,015)
---------------------------------------------
(1) Less Foreign Dividend Tax       $384,008

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                           International Equity Fund

                                                             September 30, 2004


Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
 Operations
  Net Investment Income (Loss)                                              $1,926,548       $1,679,607
  Net Realized Gain (Loss) on Investments and Foreign Currencies             6,477,342        2,044,785
  Net Change in Unrealized Appreciation (Depreciation) on Investments       (8,473,905)      58,572,099
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations             (70,015)      62,296,491
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders:
  Distributions to Class A Shareholders from Net Investment Income                  --       (1,744,425)
  Distributions to Class B Shareholders from Net Investment Income                  --          (21,318)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
    from Distributions to Shareholders                                              --       (1,765,743)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions
 Class A
  Proceeds from Sale of 260,694 and 1,037,205 Shares                         2,481,539        9,099,937
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 187,279 shares, respectively)                                             --        1,741,696
  Payments for 165,013 and 151,268 Shares Redeemed                          (1,569,970)      (1,278,735)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Class A Fund
    Share Transactions (95,681 and 1,073,216 shares, respectively)             911,569        9,562,898
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 50,579 and 93,522 Shares                               475,384          800,190
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 2,246 shares, respectively)                                               --           20,643
  Payments for 38,323 and 113,940 Shares Redeemed                             (356,292)        (909,406)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Class B Fund
    Share Transactions (12,256 and (18,172) shares, respectively)              119,092          (88,573)
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                       960,646       70,005,073

Net Assets
 Beginning of Period                                                       178,877,638      108,872,565
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $2,080,261 and $153,713, respectively)                        $179,838,284     $178,877,638
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                           International Equity Fund



Financial Highlights

                                                                              CLASS A
                                    --------------------------------------------------------------------------------------------
                                        For the
                                    Six Months Ended     For the         For the        For the       For the        For the
                                     September 30,      Year Ended      Year Ended     Year Ended    Year Ended     Year Ended
(For a share outstanding                  2004          March 31,       March 31,      March 31,     March 31,      March 31,
throughout the period)                (Unaudited)        2004(a)         2003(a)        2002(a)       2001(a)        2000(a)
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  period                                     $9.64           $6.22           $8.70          $8.89       $10.49          $9.09
  Income from Investment
   Operations:
   Net Investment Income (Loss)               0.10(b)         0.10(b)         0.07(b)        0.06         0.10(b)        0.15(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments            (0.10)           3.42           (2.51)         (0.21)       (1.13)          1.39
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                 --            3.52           (2.44)         (0.15)       (1.03)          1.54
--------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                           --           (0.10)          (0.04)         (0.04)       (0.08)         (0.13)
   Distributions from Realized
    Gains on Investments                        --              --              --             --        (0.49)         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         --           (0.10)          (0.04)         (0.04)       (0.57)         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of period              $9.64           $9.64           $6.22          $8.70        $8.89         $10.49
--------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                             0.00%(f)       56.65%        (28.10)%        (1.65)%     (10.29)%         16.91%
--------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period            $175,247,328    $174,387,093    $105,861,756    $57,773,303  $31,268,590    $34,368,631
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                         1.46%(e)        1.47%           1.66%          1.79%        1.83%          1.86%
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                         1.46%(e)        1.47%           1.65%          1.65%        1.65%          1.65%
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                         1.10%(e)        1.13%           0.89%          0.74%        1.02%          1.07%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    12.08%           9.66%          17.59%         21.11%       24.74%         23.99%
--------------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           International Equity Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                                                     CLASS B
                                              ------------------------------------------------------------------------
                                                  For the
                                              Six Months Ended   For the       For the       For the       For the
                                               September 30,    Year Ended    Year Ended    Year Ended    Year Ended
(For a share outstanding                            2004        March 31,     March 31,     March 31,     March 31,
throughout the period)                          (Unaudited)      2004(a)       2003(a)       2002(a)       2001(a)
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period                 $9.52         $6.14         $8.61         $8.82        $10.40
  Income from Investment Operations:
   Net Investment Income (Loss)                        0.07(b)       0.04(b)       0.01(b)       0.00(e)       0.04(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                           (0.11)         3.39         (2.48)        (0.21)        (1.12)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  (0.04)         3.43         (2.47)        (0.21)        (1.08)
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income              --         (0.05)           --            --         (0.01)
   Distributions from Realized Gains on
    Investments                                          --            --            --            --         (0.49)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  --         (0.05)           --            --         (0.50)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                       $9.48         $9.52         $6.14         $8.61         $8.82
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                    (0.42)%(g)     55.86%      (28.69)%       (2.38)%      (10.76)%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                       $4,590,956    $4,490,545    $3,010,809    $4,144,915    $4,083,975
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                                  2.11%(f)      2.11%         2.31%         2.44%         2.48%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                                  2.11%(f)      2.11%         2.30%         2.30%         2.30%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                        0.78%(f)      0.52%         0.10%         0.09%         0.37%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                             12.08%         9.66%        17.59%        21.11%        24.74%
-----------------------------------------------------------------------------------------------------------------------

                                              --------------

                                                For the
                                               Year Ended
(For a share outstanding                       March 31,
throughout the period)                          2000(a)
-----------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period              $9.03
  Income from Investment Operations:
   Net Investment Income (Loss)                     0.07(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                         1.39
-----------------------------------------------------------
    Total from Investment Operations                1.46
-----------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income        (0.08)
   Distributions from Realized Gains on
    Investments                                    (0.01)
-----------------------------------------------------------
    Total Distributions                            (0.09)
-----------------------------------------------------------
 Net Asset Value, End of Period                   $10.40
-----------------------------------------------------------
 Total Return(d)                                  16.10%
-----------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                    $4,060,630
-----------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                               2.51%
-----------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                               2.30%
-----------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                     0.42%
-----------------------------------------------------------
 Portfolio Turnover Rate                          23.99%
-----------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Amount is less than $0.005.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 400 Stock Fund



Statement of Assets and Liabilities

September 30, 2004
---------------------------------------------------
Assets
Investments, at value(1)               $176,150,260
Dividends and Interest Receivables          129,432
Futures Variation Margin                     87,500
Due From Sale of Fund Shares                 73,374
---------------------------------------------------
  Total Assets                          176,440,566
---------------------------------------------------
Liabilities
Due on Purchase of Securities               486,339
Accrued Expenses                             40,886
Due to Investment Advisor                    32,095
Accrued Distribution Fees                    15,424
Accrued Administrative Fees                  14,281
Due on Redemption of Fund Shares              4,603
---------------------------------------------------
  Total Liabilities                         593,628
---------------------------------------------------
Net Assets                             $175,846,938
---------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)        $141,175,233
Undistributed Net Investment Income
 (Loss)                                     296,918
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments      5,586,167
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                  28,673,745
  Futures Contracts                         114,875
---------------------------------------------------
Net Assets for
 Shares Outstanding(2)                 $175,846,938
---------------------------------------------------
Per Share of Class A (Based on 14,020,097
 Shares Issued and Outstanding):
  Offering Price                             $12.38
---------------------------------------------------
  Net Asset Value and
   Redemption Price                          $11.79
---------------------------------------------------
Per Share of Class B (Based on 911,565
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price         $11.54
---------------------------------------------------
(1) Investments, at cost               $147,476,515
(2) Shares Outstanding                   14,931,662
(3) Shares authorized, $.001 par value  300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
----------------------------------------------
Investment Income
Income
 Dividends                           $956,774
 Interest                              87,614
----------------------------------------------
  Total Income                      1,044,388
----------------------------------------------
Expenses
 Management Fees                      285,454
 Shareholder Servicing Fees           215,563
 Distribution Fees:
  Class A                              81,096
  Class B                              38,290
 Administrative Fees                   86,225
 Transfer Agent Fees                   42,365
 Custodian Fees                        16,625
 Registration Fees                     14,754
 Audit Fees                            11,020
 Other Expenses                         6,075
 Shareholder Reporting Fees             5,055
 Directors Fees                         3,833
 Professional Fees                        942
----------------------------------------------
  Total Expenses                      807,297
----------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                  (14,540)
   Paid Indirectly                       (190)
----------------------------------------------
  Total Net Expenses                  792,567
----------------------------------------------
 Net Investment Income (Loss)         251,821
----------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities              4,631,365
 Futures Contracts                   (196,313)
----------------------------------------------
  Net Realized Gain (Loss)
   on Investments                   4,435,052
----------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities            (7,389,877)
  Futures Contracts                    55,850
----------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments   (7,334,027)
----------------------------------------------
Net Gain (Loss) on Investments     (2,898,975)
----------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $(2,647,154)
----------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                             Index 400 Stock Fund

                                                             September 30, 2004


Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                                $251,821         $271,065
  Net Realized Gain (Loss) on Investments                                    4,435,052        4,446,073
  Net Change in Unrealized Appreciation (Depreciation) of Investments       (7,334,027)      50,255,204
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          (2,647,154)      54,972,342
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income                  --         (302,655)
  Distributions to Class A Shareholders from Net Realized
   Gain on Investments                                                              --       (1,826,692)
  Distributions to Class B Shareholders from Net Realized
   Gain on Investments                                                              --         (113,047)
--------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                              --       (2,242,394)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 351,505 and 825,911 Shares                           4,082,167        8,704,234
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 186,958 shares, respectively)                                             --        2,123,821
  Payments for 124,963 and 171,685 Shares Redeemed                          (1,462,955)      (1,834,035)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (226,542 and 841,184 shares, respectively)            2,619,212        8,994,020
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 60,966 and 195,898 Shares                              696,013        2,022,812
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 9,497 shares, respectively)                                               --          106,052
  Payments for 34,397 and 227,002 Shares Redeemed                             (394,683)      (2,260,866)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (26,569 and (21,607) shares, respectively)              301,330         (132,002)
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                       273,388       61,591,966

Net Assets
 Beginning of Period                                                       175,573,550      113,981,584
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $296,918 and $45,097 respectively)                            $175,846,938     $175,573,550
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 400 Stock Fund



Financial Highlights

                                                                           CLASS A
                              --------------------------------------------------------------------------------------------------
                                   For the                                                                       For the Period
                               Six Months Ended       For the          For the        For the       For the     July 12, 1999(a)
                                September 30,        Year Ended       Year Ended     Year Ended    Year Ended       through
(For a share outstanding             2004            March 31,        March 31,      March 31,     March 31,       March 31,
throughout the period)           (Unaudited)          2004(h)          2003(h)        2002(h)       2001(h)           2000
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value,
  Beginning of Period                 $11.97              $8.23          $11.09           $9.43       $11.86           $10.00
  Income from Investment
   Operations:
   Net Investment Income
    (Loss)                              0.02(b)            0.02(b)         0.02(b)         0.01         0.07(b)          0.04(c)
   Net Realized and
    Unrealized
    Gains (Losses) on
    Investments                        (0.20)              3.88           (2.66)           1.75        (0.89)            1.93
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                        (0.18)              3.90           (2.64)           1.76        (0.82)            1.97
--------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                     --              (0.02)          (0.00)(d)       (0.03)       (0.06)           (0.05)
   Distributions from
    Realized Gains on
    Investments                           --              (0.14)          (0.22)          (0.07)       (1.55)           (0.06)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   --              (0.16)          (0.22)          (0.10)       (1.61)           (0.11)
--------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of
  Period                              $11.79             $11.97           $8.23          $11.09        $9.43           $11.86
--------------------------------------------------------------------------------------------------------------------------------
 Total Return(e)                     (1.50)%(f)          47.47%        (23.95)%          18.65%      (7.61)%           19.81%(f)
--------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period      $165,331,021       $165,171,643    $106,622,917     $67,265,391  $32,728,623      $32,001,909
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                0.90%(g)           0.99%           1.17%           1.18%        1.34%            1.61%(g)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                0.88%(g)(i)        0.95%           0.95%           0.95%        0.95%            0.95%(g)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                           0.17%(g)           0.22%           0.24%           0.26%        0.59%            0.55%(g)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate               7.22%              8.55%          15.27%          28.82%       45.24%           35.40%
--------------------------------------------------------------------------------------------------------------------------------

(a)Fund commenced operations on July 12,1999.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Amount is less than $0.005.

(e)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(f)Reflects total return for the period; not annualized.

(g)Computed on an annualized basis.

(h)For the twelve months ended March 31.

(i)As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class A were reduced to 0.25% and 0.80%, respectively.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 400 Stock Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                                          CLASS B
                                       ------------------------------------------------------------------------------
                                           For the
                                       Six Months Ended       For the         For the      For the       For the
                                        September 30,        Year Ended      Year Ended   Year Ended    Year Ended
(For a share outstanding                     2004            March 31,       March 31,    March 31,     March 31,
throughout the period)                   (Unaudited)          2004(g)         2003(g)      2002(g)       2001(g)
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $11.75             $8.12         $11.01          $9.40      $11.84
  Income from Investment Operations:
   Net Investment Income (Loss)                (0.02)(b)         (0.04)(b)      (0.04)(b)      (0.01)      (0.01)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                    (0.19)             3.81          (2.63)          1.69       (0.87)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                (0.21)             3.77          (2.67)          1.68       (0.88)
---------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment
    Income                                        --                --             --             --       (0.01)
   Distributions from Realized Gains
    on Investments                                --             (0.14)         (0.22)         (0.07)      (1.55)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                           --             (0.14)         (0.22)         (0.07)      (1.56)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period               $11.54            $11.75          $8.12         $11.01       $9.40
---------------------------------------------------------------------------------------------------------------------
 Total Return(d)                             (1.79)%(e)         46.46%       (24.41)%         17.88%     (8.13)%
---------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period               $10,515,917       $10,401,907     $7,358,667     $8,276,961  $5,115,830
---------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           1.55%(f)          1.64%          1.82%          1.83%       1.99%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           1.53%(f)(h)       1.60%          1.60%          1.60%       1.60%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               (0.16)%(f)        (0.43)%        (0.42)%        (0.39)%     (0.06)%
---------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                       7.22%             8.55%         15.27%         28.82%      45.24%
---------------------------------------------------------------------------------------------------------------------

                                       ----------------
                                        For the Period
                                       July 12, 1999(a)
                                           through
(For a share outstanding                  March 31,
throughout the period)                       2000
-------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $10.00
  Income from Investment Operations:
   Net Investment Income (Loss)                 0.00(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     1.93
-------------------------------------------------------
    Total from Investment
     Operations                                 1.93
-------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment
    Income                                     (0.03)
   Distributions from Realized Gains
    on Investments                             (0.06)
-------------------------------------------------------
    Total Distributions                        (0.09)
-------------------------------------------------------
 Net Asset Value, End of Period               $11.84
-------------------------------------------------------
 Total Return(d)                              19.38%(e)
-------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                $3,602,444
-------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           2.24%(f)
-------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           1.60%(f)
-------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               (0.10)%(f)
-------------------------------------------------------
 Portfolio Turnover Rate                      35.40%
-------------------------------------------------------

(a)Fund commenced operations on July 12, 1999.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Reflects total return for the period; not annualized.

(f)Computed on an annualized basis.

(g)For the twelve months ended March 31.

(h)As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class B were reduced to 0.25% and 1.45%, respectively.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Growth Stock Fund



Statement of Assets and Liabilities

September 30, 2004
----------------------------------------------------
Assets
Investments, at value(1)               $135,610,712
Due From Sale of Securities                 931,634
Dividends and Interest Receivables           93,464
Due From Sale of Fund Shares                  8,531
----------------------------------------------------
  Total Assets                          136,644,341
----------------------------------------------------
Liabilities
Due on Purchase of Securities             1,329,257
Due to Investment Advisor                    74,299
Accrued Expenses                             64,099
Due on Redemption of Fund Shares             20,643
Accrued Distribution Fees                    14,139
Accrued Administrative Fees                  11,056
Futures Variation Margin                      1,200
----------------------------------------------------
  Total Liabilities                       1,514,693
----------------------------------------------------
Net Assets                             $135,129,648
----------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)        $123,419,709
Undistributed Net Investment Income
 (Loss)                                    (163,782)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments     (1,501,123)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                  13,416,370
  Futures Contracts                         (41,526)
----------------------------------------------------
Net Assets for
 Shares Outstanding(2)                 $135,129,648
----------------------------------------------------
Per Share of Class A (Based on 10,319,716
 Shares Issued and Outstanding):
  Offering Price                             $12.99
----------------------------------------------------
  Net Asset Value and
   Redemption Price                          $12.37
----------------------------------------------------
Per Share of Class B (Based on 534,839
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price         $11.95
----------------------------------------------------
Per Share of Class C (Based on 91,040
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price         $11.95
----------------------------------------------------
(1) Investments, at cost               $122,194,342
(2) Shares Outstanding                   10,945,595
(3) Shares authorized, $.001 par value  300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
----------------------------------------------
Investment Income
Income
 Dividends(1)                        $700,551
 Interest                              48,077
----------------------------------------------
  Total Income                        748,628
----------------------------------------------
Expenses
 Management Fees                      511,987
 Shareholder Servicing Fees           170,662
 Distribution Fees:
  Class A                              64,447
  Class B                              24,782
  Class C                               3,982
 Administrative Fees                   68,265
 Transfer Agent Fees                   67,290
 Registration Fees                     19,631
 Audit Fees                            11,058
 Custodian Fees                         8,896
 Shareholder Reporting Fees             7,740
 Other Expenses                         4,107
 Directors Fees                         3,833
 Professional Fees                      1,795
----------------------------------------------
  Total Expenses                      968,475
----------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                  (55,879)
   Paid Indirectly                       (186)
----------------------------------------------
  Total Net Expenses                  912,410
----------------------------------------------
 Net Investment Income (Loss)        (163,782)
----------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities              2,253,011
 Futures Contracts                     19,130
----------------------------------------------
  Net Realized Gain (Loss)
   on Investments                   2,272,141
----------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities            (7,218,732)
  Futures Contracts                   (34,351)
----------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments   (7,253,083)
----------------------------------------------
Net Gain (Loss) on Investments     (4,980,942)
----------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $(5,144,724)
----------------------------------------------
(1) Less Foreign Dividend Tax          $9,062

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                               Growth Stock Fund

                                                             September 30, 2004


Statement of Changes in Net Assets


                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                               $(163,782)       $(229,551)
  Net Realized Gain (Loss) on Investments                                    2,272,141        7,498,141
  Net Change in Unrealized Appreciation (Depreciation) of Investments       (7,253,083)      18,185,053
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          (5,144,724)      25,453,643
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 134,440 and 537,315 Shares                           1,680,941        6,483,452
  Payments for 150,728 and 244,566 Shares Redeemed                          (1,885,558)      (2,941,829)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((16,288) and 292,749 shares, respectively)            (204,617)       3,541,623
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 36,420 and 95,485 Shares                               441,936        1,114,145
  Payments for 52,662 and 71,618 Shares Redeemed                              (632,917)        (851,946)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((16,242) and 23,867 shares, respectively)             (190,981)         262,199
--------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 5,113 and 85,927 Shares                                 60,972        1,015,694
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (5,113 and 85,927 shares, respectively)                  60,972        1,015,694
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                    (5,479,350)      30,273,159

Net Assets
 Beginning of Period                                                       140,608,998      110,335,839
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income (loss)
  of $(163,782) and $0 respectively)                                      $135,129,648     $140,608,998
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Growth Stock Fund



Financial Highlights

                                                                      CLASS A
                                -------------------------------------------------------------------------------------------------
                                    For the
                                Six Months Ended       For the          For the         For the         For the       For the
                                 September 30,        Year Ended       Year Ended      Year Ended      Year Ended    Year Ended
(For a share outstanding              2004            March 31,        March 31,       March 31,       March 31,     March 31,
throughout the period)            (Unaudited)          2004(a)          2003(a)         2002(a)         2001(a)       2000(a)
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                             $12.84           $10.45           $13.80          $13.98          $19.01         $15.86
  Income from Investment
   Operations:
   Net Investment Income
    (Loss)                               (0.01)(b)        (0.02)(b)        (0.01)(b)       (0.00)(e)        0.03(b)     0.05/(c)/
   Net Realized and
    Unrealized
    Gains (Losses) on
    Investments                          (0.46)            2.41            (3.34)          (0.17)          (3.64)          4.27
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                          (0.47)            2.39            (3.35)          (0.17)          (3.61)          4.32
---------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                       --               --               --           (0.01)          (0.03)         (0.06)
   Distributions from
    Realized Gains on
    Investments                             --               --               --              --           (1.39)         (1.11)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     --               --               --           (0.01)          (1.42)         (1.17)
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of
  Period                                $12.37           $12.84           $10.45          $13.80          $13.98         $19.01
---------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                       (3.66)%(g)        22.87%         (24.28)%         (1.23)%        (20.06)%         27.78%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period        $127,652,564     $132,685,612     $104,964,515     $58,366,236     $53,463,138    $65,591,773
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                  1.38%(f)         1.38%            1.53%           1.55%           1.48%          1.50%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                  1.30%(f)         1.30%            1.30%           1.30%           1.30%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                           (0.10)%(f)       (0.14)%          (0.09)%           0.04%           0.17%          0.28%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                18.30%           42.08%           21.65%          28.67%          28.75%         35.34%
---------------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Amount is less than $0.005.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Growth Stock Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                                           CLASS B
                                          ---------------------------------------------------------------------------
                                              For the
                                          Six Months Ended     For the        For the      For the       For the
                                           September 30,      Year Ended     Year Ended   Year Ended    Year Ended
(For a share outstanding                        2004          March 31,      March 31,    March 31,     March 31,
throughout the period)                      (Unaudited)        2004(a)        2003(a)      2002(a)       2001(a)
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period            $12.44         $10.19         $13.55         $13.81      $18.81
  Income from Investment Operations:
   Net Investment Income (Loss)                   (0.05)(b)      (0.09)(b)      (0.08)(b)      (0.01)      (0.08)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                       (0.44)          2.34          (3.28)         (0.25)      (3.61)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations              (0.49)          2.25          (3.36)         (0.26)      (3.69)
---------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                      --             --             --             --       (1.31)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                              --             --             --             --       (1.31)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                  $11.95         $12.44         $10.19         $13.55      $13.81
---------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                (3.94)%(f)      22.08%       (24.80)%        (1.88)%    (20.61)%
---------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                   $6,389,306     $6,854,446     $5,371,324     $6,437,210  $6,032,118
---------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                              2.03%(e)       2.03%          2.18%          2.20%       2.13%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                              1.95%(e)       1.95%          1.95%          1.95%       1.95%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  (0.43)%(e)     (0.79)%        (0.75)%        (0.61)%     (0.48)%
---------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                         18.30%         42.08%         21.65%         28.67%      28.75%
---------------------------------------------------------------------------------------------------------------------

                                          --------------

                                             For the
                                            Year Ended
(For a share outstanding                    March 31,
throughout the period)                       2000(a)
--------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $15.73
  Income from Investment Operations:
   Net Investment Income (Loss)                (0.05)(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     4.22
--------------------------------------------------------
    Total from Investment Operations            4.17
--------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                (1.09)
--------------------------------------------------------
    Total Distributions                        (1.09)
--------------------------------------------------------
 Net Asset Value, End of Period               $18.81
--------------------------------------------------------
 Total Return(d)                              27.02%
--------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                $6,301,198
--------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           2.15%
--------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           1.95%
--------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               (0.37)%
--------------------------------------------------------
 Portfolio Turnover Rate                      35.34%
--------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Growth Stock Fund



Financial Highlights (continued)

                                                       CLASS C
                                        --------------------------------------
                                            For the          For the Period
                                        Six Months Ended  November 17, 2003(a)
                                         September 30,          through
(For a share outstanding                      2004             March 31,
throughout the period)                    (Unaudited)             2004
------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $12.44              $11.81
  Income from Investment Operations:
   Net Investment Income (Loss)                 (0.05)(b)           (0.04)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     (0.44)               0.67
------------------------------------------------------------------------------
    Total from Investment Operations            (0.49)               0.63
------------------------------------------------------------------------------
 Net Asset Value, End of Period                $11.95              $12.44
------------------------------------------------------------------------------
 Total Return(c)                              (3.94)%(d)            5.33%(d)
------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                 $1,087,778          $1,068,940
------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            2.03%(e)            2.05%(e)
------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            1.95%(e)            1.95%(e)
------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                (0.85)%(e)          (0.91)%(e)
------------------------------------------------------------------------------
 Portfolio Turnover Rate                       18.30%              42.08%(f)
------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           Large Cap Core Stock Fund

                                                             September 30, 2004


Statement of Assets and Liabilities

September 30, 2004
-------------------------------------------------------
Assets
Investments, at value(1)                  $136,430,199
Cash                                           196,873
Due From Sale of Securities                    698,101
Dividends and Interest Receivables             132,896
-------------------------------------------------------
  Total Assets                             137,458,069
-------------------------------------------------------
Liabilities
Due on Purchase of Securities                1,057,117
Due to Investment Advisor                       69,556
Accrued Expenses                                51,108
Accrued Administrative Fees                     11,163
Accrued Distribution Fees                        7,305
Futures Variation Margin                         1,275
-------------------------------------------------------
  Total Liabilities                          1,197,524
-------------------------------------------------------
Net Assets                                $136,260,545
-------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)           $134,658,458
Undistributed Net Investment Income
 (Loss)                                        232,097
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments       (17,987,298)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                     19,406,801
  Futures Contracts                            (49,513)
-------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                    $136,260,545
-------------------------------------------------------
Per Share of Class A (Based on 15,617,386
 Shares Issued and Outstanding):
  Offering Price                                 $8.89
-------------------------------------------------------
  Net Asset Value and
   Redemption Price                              $8.47
-------------------------------------------------------
Per Share of Class B (Based on 491,712
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $8.17
-------------------------------------------------------
(1) Investments, at cost                  $117,023,398
(2) Shares Outstanding                      16,109,098
(3) Shares authorized, $.001 par value     300,000,000


Statement of Operations


For the Six Months Ended September 30, 2004
----------------------------------------------
Investment Income
Income
 Dividends/(1)/                      $941,343
 Interest                              52,442
----------------------------------------------
  Total Income                        993,785
----------------------------------------------
Expenses
 Management Fees                      445,140
 Shareholder Servicing Fees           171,208
 Distribution Fees:
  Class A                              66,425
  Class B                              15,526
 Administrative Fees                   68,483
 Transfer Agent Fees                   40,966
 Registration Fees                     14,497
 Audit Fees                            11,068
 Custodian Fees                         9,101
 Shareholder Reporting Fees             5,260
 Directors Fees                         3,833
 Professional Fees                      3,542
 Other Expenses                           725
----------------------------------------------
  Total Expenses                      855,774
----------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                  (20,378)
   Paid Indirectly                       (186)
----------------------------------------------
  Total Net Expenses                  835,210
----------------------------------------------
 Net Investment Income (Loss)         158,575
----------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities               (473,635)
 Futures Contracts                     (5,473)
----------------------------------------------
  Net Realized Gain (Loss)
   on Investments                    (479,108)
----------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities            (3,008,977)
  Futures Contracts                   (39,913)
----------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments   (3,048,890)
----------------------------------------------
Net Gain (Loss) on Investments     (3,527,998)
----------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $(3,369,423)
----------------------------------------------
(1) Less Foreign Dividend Tax          $6,461

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                           Large Cap Core Stock Fund



Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                                $158,575         $312,354
  Net Realized Gain (Loss) on Investments                                     (479,108)       1,824,868
  Net Change in Unrealized Appreciation (Depreciation) of Investments       (3,048,890)      27,576,479
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          (3,369,423)      29,713,701
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income                  --         (309,282)
--------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                              --         (309,282)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 63,527 and 369,361 Shares                              541,232        2,953,129
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 35,974 shares, respectively)                                              --          309,016
  Payments for 77,403 and 166,570 Shares Redeemed                             (658,154)      (1,349,027)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((13,876) and 238,765 shares, respectively)            (116,922)       1,913,118
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 24,794 and 68,962 Shares                               203,558          532,220
  Payments for 41,435 and 86,610 Shares Redeemed                              (337,782)        (661,768)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((16,641) and (17,648) shares, respectively)           (134,224)        (129,548)
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                    (3,620,569)      31,187,989

Net Assets
 Beginning of Period                                                       139,881,114      108,693,125
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $232,097 and $73,522 respectively)                            $136,260,545     $139,881,114
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                           Large Cap Core Stock Fund

                                                             September 30, 2004


Financial Highlights

                                                                                  CLASS A
                                       -------------------------------------------------------------------------------
                                           For the
                                       Six Months Ended     For the         For the        For the        For the
                                        September 30,      Year Ended      Year Ended     Year Ended     Year Ended
(For a share outstanding                     2004          March 31,       March 31,      March 31,      March 31,
throughout the period)                   (Unaudited)       2004/(a)/       2003/(a)/      2002/(a)/      2001/(a)/
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period           $8.68           $6.83           $9.52          $9.66       $12.45
  Income from Investment
   Operations:
   Net Investment Income (Loss)                  0.01(b)         0.02(b)         0.03(b)        0.01         0.01/(b)/
   Net Realized and Unrealized
    Gains (Losses) on Investments               (0.22)           1.85           (2.71)         (0.14)       (2.51)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                 (0.21)           1.87           (2.68)         (0.13)       (2.50)
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions form Net
    Investment Income                              --           (0.02)          (0.01)         (0.01)       (0.03)
   Distributions from Realized Gains
    on Investments                                 --              --              --             --        (0.26)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                            --           (0.02)          (0.01)         (0.01)       (0.29)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                 $8.47           $8.68           $6.83          $9.52        $9.66
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                              (2.42)%(g)       27.38%        (28.11)%(e)     (1.37)%     (20.37)%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period               $132,240,881    $135,609,525    $105,197,167    $56,672,508  $40,566,183
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            1.23%(f)        1.25%           1.39%          1.40%        1.41%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            1.20%(f)        1.20%           1.20%          1.20%        1.20%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  0.13%(f)        0.26%           0.34%          0.15%        0.07%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                       21.80%          28.58%          64.36%         36.63%       45.44%
-----------------------------------------------------------------------------------------------------------------------

                                       ---------------

                                          For the
                                         Year Ended
(For a share outstanding                 March 31,
throughout the period)                    2000(a)
-----------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period       $11.96
  Income from Investment
   Operations:
   Net Investment Income (Loss)               0.02(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments             1.14
-----------------------------------------------------
    Total from Investment
     Operations                               1.16
-----------------------------------------------------
  Less Distributions:
   Distributions form Net
    Investment Income                           --
   Distributions from Realized Gains
    on Investments                           (0.67)
-----------------------------------------------------
    Total Distributions                      (0.67)
-----------------------------------------------------
 Net Asset Value, End of Period             $12.45
-----------------------------------------------------
 Total Return(d)                             9.95%
-----------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period             $51,513,192
-----------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                         1.44%
-----------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                         1.20%
-----------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               0.19%
-----------------------------------------------------
 Portfolio Turnover Rate                    89.66%
-----------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           Large Cap Core Stock Fund



Financial Highlights (continued)

                                                                                    CLASS B
                                          ----------------------------------------------------------------------------
                                              For the
                                          Six Months Ended     For the        For the       For the        For the
                                           September 30,      Year Ended     Year Ended    Year Ended     Year Ended
(For a share outstanding                        2004          March 31,      March 31,     March 31,      March 31,
throughout the period)                      (Unaudited)        2004(a)        2003(a)       2002(a)        2001(a)
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period             $8.40          $6.65          $9.31          $9.50        $12.25
  Income from Investment Operations:
   Net Investment Income (Loss)                   (0.02)(b)      (0.03)(b)      (0.02)(b)       0.00(f)      (0.07)(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                       (0.21)          1.78          (2.64)         (0.19)        (2.47)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                   (0.23)          1.75          (2.66)         (0.19)        (2.54)
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                      --             --             --             --         (0.21)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                              --             --             --             --         (0.21)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                   $8.17          $8.40          $6.65          $9.31         $9.50
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                (2.74)%(h)      26.32%       (28.57)%(e)     (2.00)%      (20.89)%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                   $4,019,664     $4,271,589     $3,495,958     $5,230,425    $5,195,277
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                              1.88%(g)       1.90%          2.04%          2.05%         2.06%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                              1.85%(g)       1.85%          1.85%          1.85%         1.85%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  (0.20)%(g)     (0.39)%        (0.33)%        (0.50)%       (0.58)%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                         21.80%         28.58%         64.36%         36.63%        45.44%
-----------------------------------------------------------------------------------------------------------------------

                                          ---------------

                                             For the
                                            Year Ended
(For a share outstanding                    March 31,
throughout the period)                       2000(a)
--------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $11.85
  Income from Investment Operations:
   Net Investment Income (Loss)                (0.04)(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                     1.11
--------------------------------------------------------
    Total from Investment
     Operations                                 1.07
--------------------------------------------------------
  Less Distributions:
   Distributions from Realized Gains on
    Investments                                (0.67)
--------------------------------------------------------
    Total Distributions                        (0.67)
--------------------------------------------------------
 Net Asset Value, End of Period               $12.25
--------------------------------------------------------
 Total Return(d)                               9.28%
--------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                $6,235,397
--------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           2.10%
--------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           1.85%
--------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               (0.46)%
--------------------------------------------------------
 Portfolio Turnover Rate                      89.66%
--------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.

(f)Amount is less than $0.005.

(g)Computed on an annualized basis.

(h)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 500 Stock Fund

                                                             September 30, 2004


Statement of Assets and Liabilities

September 30, 2004
-------------------------------------------------------
Assets
Investments, at value(1)                  $169,625,932
Dividends and Interest Receivables             214,928
Due From Sale of Fund Shares                    19,382
-------------------------------------------------------
  Total Assets                             169,860,242
-------------------------------------------------------
Liabilities
Accrued Expenses                               113,694
Accrued Distribution Fees                       25,083
Due to Investment Advisor                       22,357
Accrued Administrative Fees                     13,968
Due on Purchase of Securities                    3,940
Due on Redemption of Fund Shares                 2,334
Futures Variation Margin                         1,500
-------------------------------------------------------
  Total Liabilities                            182,876
-------------------------------------------------------
Net Assets                                $169,677,366
-------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)           $155,203,730
Undistributed Net Investment Income
 (Loss)                                        938,643
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments           527,730
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                     13,056,838
  Futures Contracts                            (49,575)
-------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                    $169,677,366
-------------------------------------------------------
Per Share of Class A (Based on 10,357,303
 Shares Issued and Outstanding):
  Offering Price                                $14.59
-------------------------------------------------------
  Net Asset Value and
   Redemption Price                             $13.90
-------------------------------------------------------
Per Share of Class B (Based on 1,878,796
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price            $13.71
-------------------------------------------------------
(1) Investments, at cost                  $156,569,094
(2) Shares Outstanding                      12,236,099
(3) Shares authorized, $.001 par value     300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
----------------------------------------------
Investment Income
Income
 Dividends                         $1,417,627
 Interest                              35,595
----------------------------------------------
  Total Income                      1,453,222
----------------------------------------------
Expenses
 Management Fees                      235,565
 Shareholder Servicing Fees           212,569
 Distribution Fees:
  Class A                              71,854
  Class B                              98,736
 Transfer Agent Fees                   95,419
 Administrative Fees                   85,028
 Custodian Fees                        18,712
 Registration Fees                     15,383
 Shareholder Reporting Fees            14,154
 Audit Fees                            10,697
 Other Expenses                         4,660
 Directors Fees                         3,832
 Professional Fees                      3,222
----------------------------------------------
  Total Expenses                      869,831
----------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                  (81,304)
   Paid Indirectly                       (182)
----------------------------------------------
  Total Net Expenses                  788,345
----------------------------------------------
 Net Investment Income (Loss)         664,877
----------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities                723,996
 Futures Contracts                     10,383
----------------------------------------------
  Net Realized Gain (Loss)
   on Investments                     734,379
----------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities            (2,414,817)
  Futures Contracts                   (46,675)
----------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments   (2,461,492)
----------------------------------------------
Net Gain (Loss) on Investments     (1,727,113)
----------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $(1,062,236)
----------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                             Index 500 Stock Fund



Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                                $664,877       $1,190,858
  Net Realized Gain (Loss) on Investments                                      734,379        2,701,191
  Net Change in Unrealized Appreciation (Depreciation) of Investments       (2,461,492)      39,144,790
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          (1,062,236)      43,036,839
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income                  --       (1,022,781)
  Distributions to Class B Shareholders from Net Investment Income                  --          (42,197)
--------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                              --       (1,064,978)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 298,710 and 810,563 Shares                           4,129,166       10,449,460
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 75,017 shares, respectively)                                              --        1,017,943
  Payments for 273,850 and 571,647 Shares Redeemed                          (3,810,977)      (7,470,497)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (24,860 and 313,933 shares, respectively)               318,189        3,996,906
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 90,506 and 200,471 Shares                            1,246,033        2,526,258
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 2,973 shares, respectively)                                               --           40,073
  Payments for 168,516 and 250,164 Shares Redeemed                          (2,314,187)      (3,177,767)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((78,010) and (46,720) shares, respectively)         (1,068,154)        (611,436)
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                    (1,812,201)      45,357,331

Net Assets
 Beginning of Period                                                       171,489,567      126,132,236
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $938,643 and $273,766 respectively)                           $169,677,366     $171,489,567
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 500 Stock Fund

                                                             September 30, 2004


Financial Highlights

                                                                                  CLASS A
                                      --------------------------------------------------------------------------------
                                           For the
                                       Six Months Ended       For the         For the        For the       For the
                                        September 30,        Year Ended      Year Ended     Year Ended    Year Ended
(For a share outstanding                     2004            March 31,       March 31,      March 31,     March 31,
throughout the period)                   (Unaudited)          2004(a)         2003(a)        2002(a)       2001(a)
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $13.98             $10.51          $14.17         $14.33       $19.25
  Income from Investment
   Operations:
   Net Investment Income (Loss)                 0.06(b)            0.11(b)         0.10(b)        0.08         0.13(b)
   Net Realized and Unrealized
    Gains
    (Losses) on Investments                    (0.14)              3.46           (3.68)         (0.16)       (4.26)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                (0.08)              3.57           (3.58)         (0.08)       (4.13)
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                             --              (0.10)          (0.08)         (0.08)       (0.13)
   Distributions from Realized
    Gains on Investments                          --                 --              --             --        (0.66)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                           --              (0.10)          (0.08)         (0.08)       (0.79)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period               $13.90             $13.98          $10.51         $14.17       $14.33
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                             (0.57)%(g)          34.00%        (25.28)%        (0.55)%     (21.99)%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period              $143,922,078       $144,419,306    $105,282,622    $59,121,179  $54,600,926
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           0.92%(f)           0.96%           1.18%          1.18%        1.10%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           0.83%(e)(f)        0.85%           0.85%          0.85%        0.85%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income
  (Loss) to Average Net Assets                 0.44%(f)           0.87%           0.90%          0.59%        0.73%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                       1.51%              1.35%          12.65%          1.93%       11.64%
-----------------------------------------------------------------------------------------------------------------------

                                      ---------------

                                         For the
                                        Year Ended
(For a share outstanding                March 31,
throughout the period)                   2000(a)
----------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period      $16.80
  Income from Investment
   Operations:
   Net Investment Income (Loss)              0.10(c)
   Net Realized and Unrealized
    Gains
    (Losses) on Investments                  2.77
----------------------------------------------------
    Total from Investment
     Operations                              2.87
----------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                       (0.13)
   Distributions from Realized
    Gains on Investments                    (0.29)
----------------------------------------------------
    Total Distributions                     (0.42)
----------------------------------------------------
 Net Asset Value, End of Period            $19.25
----------------------------------------------------
 Total Return(d)                           17.15%
----------------------------------------------------
Ratios and Supplemental
 Data
 Net Assets, End of Period            $66,308,048
----------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                        1.04%
----------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                        0.85%
----------------------------------------------------
 Ratio of Net Investment
  Income
  (Loss) to Average Net Assets              0.57%
----------------------------------------------------
 Portfolio Turnover Rate                   19.61%
----------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class A were reduced to 0.25% and 0.80%, respectively.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Index 500 Stock Fund



Financial Highlights (continued)

                                                                                CLASS B
                                    --------------------------------------------------------------------------------
                                        For the
                                    Six Months Ended       For the        For the        For the         For the
                                     September 30,        Year Ended     Year Ended     Year Ended      Year Ended
(For a share outstanding                  2004            March 31,      March 31,      March 31,       March 31,
throughout the period)                (Unaudited)          2004(a)        2003(a)        2002(a)         2001(a)
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                   $13.83            $10.41         $14.01         $14.18          $19.02
  Income from Investment
   Operations:
   Net Investment Income (Loss)              0.02(b)           0.03(b)        0.03(b)       (0.00)(e)        0.01(b)
   Net Realized and Unrealized
    Gains (Losses) on Investments           (0.14)             3.41          (3.63)         (0.17)          (4.17)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                             (0.12)             3.44          (3.60)         (0.17)          (4.16)
---------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                          --             (0.02)            --             --           (0.02)
   Distributions from Realized
    Gains on Investments                       --                --             --             --           (0.66)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                        --             (0.02)            --             --           (0.68)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period            $13.71            $13.83         $10.41         $14.01          $14.18
---------------------------------------------------------------------------------------------------------------------
 Total Return(d)                          (0.87)%(h)         33.06%       (25.70)%        (1.20)%        (22.33)%
---------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period            $25,755,288       $27,070,261    $20,849,614    $29,624,997     $27,436,153
---------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                     1.57%(g)          1.61%          1.83%          1.83%           1.75%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                     1.48%(f)(g)       1.50%          1.50%          1.50%           1.50%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                    0.11%(g)          0.22%          0.23%        (0.06)%           0.08%
---------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    1.51%             1.35%         12.65%          1.93%          11.64%
---------------------------------------------------------------------------------------------------------------------

                                    ----------------

                                       For the
                                      Year Ended
(For a share outstanding              March 31,
throughout the period)                 2000(a)
---------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                 $16.65
  Income from Investment
   Operations:
   Net Investment Income (Loss)           (0.01)(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments          2.72
---------------------------------------------------
    Total from Investment
     Operations                            2.71
---------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                     (0.05)
   Distributions from Realized
    Gains on Investments                  (0.29)
---------------------------------------------------
    Total Distributions                   (0.34)
---------------------------------------------------
 Net Asset Value, End of Period          $19.02
---------------------------------------------------
 Total Return(d)                         16.30%
---------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period          $31,609,672
---------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                   1.72%
---------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                   1.50%
---------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                (0.08)%
---------------------------------------------------
 Portfolio Turnover Rate                 19.61%
---------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Amount is less than $0.005.

(f)As of July 9, 2004 the investment advisory fee for the Fund and the expense cap for Class B were reduced to 0.25% and 1.45%, respectively.

(g)Computed on an annualized basis.

(h)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Asset Allocation Fund

                                                             September 30, 2004


Statement of Assets and Liabilities

September 30, 2004
-------------------------------------------------------
Assets
Investments, at value(1)                  $190,922,130
Cash                                           322,385
Due From Sale of Securities                  1,285,211
Dividends and Interest Receivables           1,029,077
Due From Sale of Foreign Currency              250,058
Due From Sale of Fund Shares                   242,780
-------------------------------------------------------
  Total Assets                             194,051,641
-------------------------------------------------------
Liabilities
Due on Purchase of Securities                5,802,328
Accrued Expenses                               140,364
Due to Investment Advisor                      101,654
Accrued Distribution Fees                       37,249
Accrued Administrative Fees                     15,317
Due on Redemption of Fund Shares                10,434
Futures Variation Margin                         9,363
Due on Purchase of Foreign Currency              1,768
-------------------------------------------------------
  Total Liabilities                          6,118,477
-------------------------------------------------------
Net Assets                                $187,933,164
-------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)           $169,453,409
Undistributed Net Investment Income
 (Loss)                                      1,411,933
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments           917,368
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                     16,251,937
  Futures Contracts                           (106,847)
  Foreign Currency Transactions                  5,364
-------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                    $187,933,164
-------------------------------------------------------
Per Share of Class A (Based on 12,972,189
 Shares Issued and Outstanding):
  Offering Price                                $13.21
-------------------------------------------------------
  Net Asset Value and
   Redemption Price                             $12.58
-------------------------------------------------------
Per Share of Class B (Based on 1,828,801
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price            $12.31
-------------------------------------------------------
Per Share of Class C (Based on 180,115
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price            $12.31
-------------------------------------------------------
(1) Investments, at cost                  $174,670,193
(2) Shares Outstanding                      14,981,105
(3) Shares authorized, $.001 par value     300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
---------------------------------------------------
Investment Income
Income
 Interest                               $1,738,540
 Dividends(1)                              589,339
---------------------------------------------------
  Total Income                           2,327,879
---------------------------------------------------
Expenses
 Management Fees                           636,081
 Shareholder Servicing Fees                227,173
 Distribution Fees:
  Class A                                   78,658
  Class B                                   84,053
  Class C                                    7,324
 Administrative Fees                        90,869
 Transfer Agent Fees                        81,071
 Custodian Fees                             75,166
 Registration Fees                          23,075
 Other Expenses                             17,273
 Audit Fees                                 11,068
 Shareholder Reporting Fees                  8,355
 Directors Fees                              3,833
 Professional Fees                           1,621
---------------------------------------------------
  Total Expenses                         1,345,620
---------------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                       (40,063)
   Paid Indirectly                            (186)
---------------------------------------------------
  Total Net Expenses                     1,305,371
---------------------------------------------------
 Net Investment Income (Loss)            1,022,508
---------------------------------------------------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currencies
Net Realized Gain (Loss) on:
 Investment Securities                   1,333,062
 Futures Contracts                         166,353
 Foreign Currency Transactions              (1,238)
---------------------------------------------------
  Net Realized Gain (Loss) on Invest-
   ments and Foreign Currencies          1,498,177
---------------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                 (3,816,276)
  Futures Contracts                       (137,410)
  Foreign Currency Transactions              4,076
---------------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments        (3,949,610)
---------------------------------------------------
Net Gain (Loss) on Investments          (2,451,433)
---------------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                       $(1,428,925)
---------------------------------------------------
(1) Less Foreign Dividend Tax              $39,139

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                             Asset Allocation Fund



Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                              $1,022,508       $1,659,065
  Net Realized Gain (Loss) on Investments and Foreign Currencies             1,498,177        8,113,321
  Net Change in Unrealized Appreciation (Depreciation) of Investments       (3,949,610)      21,863,354
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          (1,428,925)      31,635,740
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income                  --       (1,517,038)
  Distributions to Class B Shareholders from Net Investment Income                  --         (122,320)
  Distributions to Class C Shareholders from Net Investment Income                  --           (6,028)
--------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                              --       (1,645,386)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 1,009,079 and 2,589,508 Shares                      12,528,438       30,954,047
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 119,026 shares, respectively)                                             --        1,472,348
  Payments for 345,479 and 654,760 Shares Redeemed                          (4,286,099)      (7,788,555)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (663,600 and 2,053,774 shares, respectively)          8,242,339       24,637,840
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 141,897 and 443,243 Shares                           1,730,153        5,103,827
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 9,842 shares, respectively)                                               --          119,677
  Payments for 135,977 and 228,620 Shares Redeemed                          (1,651,963)      (2,690,914)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (5,920 and 224,465 shares, respectively)                 78,190        2,532,590
--------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 62,244 and 117,686 Shares                              762,071        1,410,718
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (0 and 495 shares, respectively)                                                 --            6,028
  Payments for 310 and 0 Shares Redeemed                                        (3,778)              --
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (61,934 and 118,181 shares, respectively)               758,293        1,416,746
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                     7,649,897       58,577,530

Net Assets
 Beginning of Period                                                       180,283,267      121,705,737
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $1,411,933 and $389,425 respectively)                         $187,933,164     $180,283,267
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Asset Allocation Fund

                                                             September 30, 2004


Financial Highlights

                                                                              CLASS A
                                 ----------------------------------------------------------------------------------
                                     For the
                                 Six Months Ended       For the         For the         For the         For the
                                  September 30,        Year Ended      Year Ended      Year Ended      Year Ended
(For a share outstanding               2004            March 31,       March 31,       March 31,       March 31,
throughout the period)             (Unaudited)          2004(a)         2003(a)         2002(a)         2001(a)
--------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                              $12.68            $10.29          $12.14         $12.19          $14.93
  Income from Investment
   Operations:
   Net Investment Income
    (Loss)                                 0.08(b)           0.14(b)         0.22(b)        0.27            0.41(b)
   Net Realized and
    Unrealized Gains (Losses)
    on Investments                        (0.18)             2.38           (1.86)         (0.02)          (1.41)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                           (0.10)             2.52           (1.64)          0.25           (1.00)
--------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                        --             (0.13)          (0.21)         (0.30)          (0.40)
   Distributions from
    Realized Gains on
    Investments                              --                --              --          (0.00)(c)       (1.34)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                      --             (0.13)          (0.21)         (0.30)          (1.74)
--------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of
  Period                                 $12.58            $12.68          $10.29         $12.14          $12.19
--------------------------------------------------------------------------------------------------------------------
 Total Return(d)                        (0.79)%(g)         24.55%        (13.49)%          2.12%         (7.55)%
--------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period         $163,200,575      $156,112,964    $105,530,643    $61,979,437     $54,684,610
--------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                   1.39%(f)          1.45%           1.58%          1.52%           1.47%
--------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                   1.35%/(f)/        1.35%           1.35%          1.35%           1.35%
--------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                              0.61%/(f)/        1.18%           2.03%          2.38%           2.90%
--------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                 36.97%            81.55%          82.84%         77.28%         130.37%
--------------------------------------------------------------------------------------------------------------------

                                 ---------------

                                    For the
                                   Year Ended
(For a share outstanding           March 31,
throughout the period)              2000(a)
-----------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning
  of Period                           $12.49
  Income from Investment
   Operations:
   Net Investment Income
    (Loss)                              0.39(c)
   Net Realized and
    Unrealized Gains (Losses)
    on Investments                      3.41
-----------------------------------------------
    Total from Investment
     Operations                         3.80
-----------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                  (0.37)
   Distributions from
    Realized Gains on
    Investments                        (0.99)
-----------------------------------------------
    Total Distributions                (1.36)
-----------------------------------------------
 Net Asset Value, End of
  Period                              $14.93
-----------------------------------------------
 Total Return(d)                      31.38%
-----------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period       $56,394,478
-----------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                1.57%
-----------------------------------------------
 Ratio of Net Expenses
  to Average Net Assets                1.35%
-----------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                           2.90%
-----------------------------------------------
 Portfolio Turnover Rate             115.67%
-----------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Amount is less than $0.005.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Asset Allocation Fund



Financial Highlights (continued)

                                                                                   CLASS B
                                          --------------------------------------------------------------------------
                                              For the
                                          Six Months Ended    For the        For the       For the       For the
                                           September 30,     Year Ended     Year Ended    Year Ended    Year Ended
(For a share outstanding                        2004         March 31,      March 31,     March 31,     March 31,
throughout the period)                      (Unaudited)       2004(a)        2003(a)       2002(a)       2001(a)
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period            $12.45         $10.12         $11.95         $12.03       $14.76
  Income from Investment Operations:
   Net Investment Income (Loss)                    0.03(b)        0.06(b)        0.15(b)        0.20         0.32(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                       (0.17)          2.34          (1.83)         (0.05)       (1.39)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                   (0.14)          2.40          (1.68)          0.15        (1.07)
---------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment
    Income                                           --          (0.07)         (0.15)         (0.23)       (0.32)
   Distributions from Realized Gains on
    Investments                                      --             --             --             --        (1.34)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                              --          (0.07)         (0.15)         (0.23)       (1.66)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                  $12.31         $12.45         $10.12         $11.95       $12.03
---------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                (1.12)%(f)      23.72%       (14.08)%          1.30%      (8.10)%
---------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                  $22,514,538    $22,698,541    $16,175,094    $15,116,310  $12,614,937
---------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                              2.04%(e)       2.10%          2.23%          2.17%        2.12%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                              2.00%(e)       2.00%          2.00%          2.00%        2.00%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                    0.28%(e)       0.53%          1.41%          1.73%        2.25%
---------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                         36.97%         81.55%         82.84%         77.28%      130.37%
---------------------------------------------------------------------------------------------------------------------

                                          ---------------

                                             For the
                                            Year Ended
(For a share outstanding                    March 31,
throughout the period)                       2000(a)
--------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $12.39
  Income from Investment Operations:
   Net Investment Income (Loss)                  0.32(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                      3.35
--------------------------------------------------------
    Total from Investment
     Operations                                  3.67
--------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment
    Income                                      (0.31)
   Distributions from Realized Gains on
    Investments                                 (0.99)
--------------------------------------------------------
    Total Distributions                         (1.30)
--------------------------------------------------------
 Net Asset Value, End of Period                $14.76
--------------------------------------------------------
 Total Return(d)                               30.47%
--------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                $11,039,829
--------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            2.22%
--------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            2.00%
--------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  2.25%
--------------------------------------------------------
 Portfolio Turnover Rate                      115.67%
--------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total returns for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             Asset Allocation Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                             CLASS C
                                              -------------------------------------
                                                  For the         For the Period
                                              Six Months Ended November 17, 2003(a)
                                               September 30,         through
(For a share outstanding                            2004            March 31,
throughout the period)                          (Unaudited)            2004
-----------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period                $12.45             $11.83
  Income from Investment Operations:
   Net Investment Income (Loss)                        0.03(b)            0.01(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                           (0.17)              0.68
-----------------------------------------------------------------------------------
    Total from Investment Operations                  (0.14)              0.69
-----------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income              --              (0.07)
-----------------------------------------------------------------------------------
    Total Distributions                                  --              (0.07)
-----------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $12.31             $12.45
-----------------------------------------------------------------------------------
 Total Return(c)                                    (1.12)%(d)           5.83%(d)
-----------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                       $2,218,050         $1,471,762
-----------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                                  2.04%(e)           2.03%(e)
-----------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                                  2.00%(e)           2.00%(e)
-----------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                        0.57%(e)           0.28%(e)
-----------------------------------------------------------------------------------
 Portfolio Turnover Rate                             36.97%             81.55%(f)
-----------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             High Yield Bond Fund



Statement of Assets and Liabilities

September 30, 2004
-------------------------------------------------------
Assets
Investments, at value(1)                  $158,234,717
Cash                                         2,285,492
Dividends and Interest Receivables           3,260,895
Due From Sale of Securities                  3,109,031
Due From Sale of Fund Shares                    75,332
-------------------------------------------------------
  Total Assets                             166,965,467
-------------------------------------------------------
Liabilities
Due on Purchase of Securities               10,075,493
Income Dividend Payable                        834,894
Due to Investment Advisor                       90,998
Accrued Expenses                                61,060
Accrued Distribution Fees                       19,188
Accrued Administrative Fees                     12,761
Due on Redemption of Fund Shares                 1,736
-------------------------------------------------------
  Total Liabilities                         11,096,130
-------------------------------------------------------
Net Assets                                $155,869,337
-------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)           $159,184,198
Undistributed Net Investment Income
 (Loss)                                         (6,204)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments        (8,814,550)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                      5,505,893
-------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                    $155,869,337
-------------------------------------------------------
Per Share of Class A (Based on 20,801,297
 Shares Issued and Outstanding):
  Offering Price                                 $7.54
-------------------------------------------------------
  Net Asset Value and
   Redemption Price                              $7.18
-------------------------------------------------------
Per Share of Class B (Based on 707,724
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $7.18
-------------------------------------------------------
Per Share of Class C (Based on 191,015
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $7.17
-------------------------------------------------------
(1) Investments, at cost                  $152,728,824
(2) Shares Outstanding                      21,700,036
(3) Shares authorized, $.001 par value     300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
---------------------------------------------
Investment Income
Income
 Interest                         $5,947,067
 Dividends                                18
---------------------------------------------
  Total Income                     5,947,085
---------------------------------------------
Expenses
 Management Fees                     559,182
 Shareholder Servicing Fees          186,394
 Distribution Fees:
  Class A                             71,314
  Class B                             19,375
  Class C                              4,716
 Administrative Fees                  74,558
 Transfer Agent Fees                  44,042
 Registration Fees                    21,524
 Custodian Fees                       15,145
 Audit Fees                           11,968
 Other Expenses                        5,221
 Directors Fees                        3,833
 Shareholder Reporting Fees            2,652
 Professional Fees                     1,796
---------------------------------------------
  Total Expenses                   1,021,720
---------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                 (32,005)
   Paid Indirectly                      (202)
---------------------------------------------
  Total Net Expenses                 989,513
---------------------------------------------
 Net Investment Income (Loss)      4,957,572
---------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities             2,081,701
---------------------------------------------
  Net Realized Gain (Loss)
   on Investments and Foreign
   Currencies                      2,081,701
---------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities             (793,501)
---------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments    (793,501)
---------------------------------------------
Net Gain (Loss) on Investments     1,288,200
---------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $6,245,772
---------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                             High Yield Bond Fund

                                                             September 30, 2004


Statement of Changes in Net Assets

                                                                             For the          For the
                                                                         Six Months Ended    Year Ended
                                                                        September 30, 2004 March 31, 2004
---------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                               $4,957,572       $9,642,316
  Net Realized Gain (Loss) on Investments                                     2,081,701       10,026,526
  Net Change in Unrealized Appreciation (Depreciation) of Investments          (793,501)       6,946,409
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations            6,245,772       26,615,251
---------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income           (4,811,246)      (9,375,852)
  Distributions to Class B Shareholders from Net Investment Income             (157,525)        (330,663)
  Distributions to Class C Shareholders from Net Investment Income              (38,216)         (24,848)
---------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                       (5,006,987)      (9,731,363)
---------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 1,201,216 and 2,479,865 Shares                        8,471,460       16,780,800
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (535,954 and 1,306,044 shares, respectively)                               3,773,430        8,909,007
  Payments for 617,946 and 1,242,147 Shares Redeemed                         (4,348,905)      (8,626,484)
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (1,119,224 and 2,543,762 shares, respectively)         7,895,985       17,063,323
---------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 36,663 and 215,311 Shares                               258,423        1,465,329
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (15,576 and 37,676 shares, respectively)                                     109,587          256,924
  Payments for 90,611 and 186,741 Shares Redeemed                              (637,133)      (1,283,083)
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((38,372) and 66,246 shares, respectively)              (269,123)         439,170
---------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 22,511 and 161,439 Shares                               157,954        1,115,924
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (4,420 and 3,493 shares, respectively)                                        31,082           24,754
  Payments for 848 and 0 Shares Redeemed                                         (6,046)              --
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (26,083 and 164,932 shares, respectively)                182,990        1,140,678
---------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                      9,048,637       35,527,059

Net Assets
 Beginning of Period                                                        146,820,700      111,293,641
---------------------------------------------------------------------------------------------------------
 End of Period (Includes undistributed net investment income
  (loss) of $(6,204) and $43,211 respectively)                             $155,869,337     $146,820,700
---------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             High Yield Bond Fund



Financial Highlights

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                         For the
                                     Six Months Ended     For the         For the        For the       For the        For the
                                      September 30,      Year Ended      Year Ended     Year Ended    Year Ended     Year Ended
(For a share                               2004          March 31,       March 31,      March 31,     March 31,      March 31,
outstanding throughout the period)     (Unaudited)        2004(a)         2003(a)        2002(a)       2001(a)        2000(a)
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                      $7.13           $6.25           $6.79          $7.49        $7.94          $8.77
  Income from Investment
   Operations:
   Net Investment Income (Loss)                0.24(b)         0.50(b)         0.57(b)        0.68         0.78(b)        0.85(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments              0.05            0.88           (0.53)         (0.69)       (0.46)         (0.83)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                0.29            1.38            0.04          (0.01)        0.32           0.02
---------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                         (0.24)          (0.50)          (0.58)         (0.69)       (0.77)         (0.85)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.24)          (0.50)          (0.58)         (0.69)       (0.77)         (0.85)
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period               $7.18           $7.13           $6.25          $6.79        $7.49          $7.94
---------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                              4.15%(f)       22.79%           1.15%        (0.08)%        4.42%          0.12%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period             $149,418,613    $140,330,099    $107,050,590    $53,505,726  $37,065,041    $34,696,895
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                       1.34%(e)        1.35%           1.46%          1.50%        1.55%          1.60%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to Average
  Net Assets                                  1.30%(e)        1.30%           1.30%          1.30%        1.30%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                      3.35%(e)        7.29%           9.24%          9.66%       10.15%         10.05%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                     77.85%         199.27%          78.07%         86.85%      127.47%        193.63%
---------------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income difference.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             High Yield Bond Fund

                                                             September 30, 2004


Financial Highlights (continued)

                                                                           CLASS B
                                     ------------------------------------------------------------------------------------
                                         For the
                                     Six Months Ended   For the       For the      For the      For the       For the
                                      September 30,    Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
(For a share outstanding                   2004        March 31,     March 31,    March 31,    March 31,     March 31,
throughout the period)                 (Unaudited)      2004(a)       2003(a)      2002(a)      2001(a)       2000(a)
-------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                     $7.13         $6.24         $6.78         $7.49       $7.93         $8.76
  Income from Investment
   Operations:
   Net Investment Income (Loss)                .22(b)       0.45(b)       0.53(b)       0.63        0.73(b)       0.80(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments              .05          0.90         (0.53)        (0.70)      (0.45)        (0.83)
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                               0.27          1.35            --         (0.07)       0.28         (0.03)
-------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                        (0.22)        (0.46)        (0.54)        (0.64)      (0.72)        (0.80)
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.22)        (0.46)        (0.54)        (0.64)      (0.72)        (0.80)
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period              $7.18         $7.13         $6.24         $6.78       $7.49         $7.93
-------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                             3.81%(f)     22.19%         0.48%       (0.87)%       3.88%       (0.54)%
-------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period              $5,080,474    $5,316,196    $4,243,051    $3,843,405  $3,745,575    $4,622,028
-------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                      1.99%(e)      2.00%         2.11%         2.15%       2.20%         2.25%
-------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to Average
  Net Assets                                 1.95%(e)      1.95%         1.95%         1.95%       1.95%         1.95%
-------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                     3.02%(e)      6.63%         8.64%         9.01%       9.50%         9.40%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    77.85%       199.27%        78.07%        86.85%     127.47%       193.63%
-------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses, excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             High Yield Bond Fund



Financial Highlights (continued)

                                                             CLASS C
                                              -------------------------------------
                                                  For the         For the Period
                                              Six Months Ended November 17, 2003(a)
                                               September 30,         through
(For a share outstanding                            2004            March 31,
throughout the period)                          (Unaudited)            2004
-----------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period                 $7.12              $6.89
  Income from Investment Operations:
   Net Investment Income (Loss)                        0.21(b)            0.16(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                            0.05               0.23
-----------------------------------------------------------------------------------
    Total from Investment Operations                   0.26               0.39
-----------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income           (0.21)             (0.16)
-----------------------------------------------------------------------------------
    Total Distributions                               (0.21)             (0.16)
-----------------------------------------------------------------------------------
 Net Asset Value, End of Period                       $7.17              $7.12
-----------------------------------------------------------------------------------
 Total Return(c)                                      3.81%(d)           5.76%(d)
-----------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                       $1,370,250         $1,174,405
-----------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                                  1.99%(e)           2.03%(e)
-----------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                                  1.95%(e)           1.95%(e)
-----------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                        6.01%(e)           6.20%(e)
-----------------------------------------------------------------------------------
 Portfolio Turnover Rate                             77.85%            199.27%(f)
-----------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              Municipal Bond Fund

                                                             September 30, 2004


Statement of Assets and Liabilities


September 30, 2004
--------------------------------------------------------
Assets
Investments, at value(1)                   $120,975,063
Cash                                          1,257,201
Dividends and Interest Receivables            1,544,382
Due From Sale of Fund Shares                    154,862
Futures Variation Margin                          4,688
--------------------------------------------------------
  Total Assets                              123,936,196
--------------------------------------------------------
Liabilities
Due on Purchase of Securities                 1,218,780
Income Dividend Payable                         295,021
Accrued Expenses                                 42,776
Due to Investment Advisor                        28,020
Due on Redemption of Fund Shares                 20,026
Accrued Administrative Fees                      10,084
Accrued Distribution Fees                         9,235
--------------------------------------------------------
  Total Liabilities                           1,623,942
--------------------------------------------------------
Net Assets                                 $122,312,254
--------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)            $118,013,708
Undistributed Net Investment Income
 (Loss)                                          34,685
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments            527,134
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                       3,770,321
  Futures Contracts                             (33,594)
--------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                     $122,312,254
--------------------------------------------------------
Per Share of Class A ( Based on 10,857,222
 Shares Issued and Outstanding):
  Offering Price                                 $11.57
--------------------------------------------------------
  Net Asset Value and
   Redemption Price                              $11.02
--------------------------------------------------------
Per Share of Class B ( Based on 240,316
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $11.02
--------------------------------------------------------
(1) Investments, at cost                   $117,204,742
(2) Shares Outstanding                       11,097,538
(3) Shares authorized, $.001 par value      300,000,000


Statement of Operations


For the Six Months Ended September 30, 2004
---------------------------------------------
Investment Income
Income
 Interest                         $2,295,075
---------------------------------------------
Expenses
 Management Fees                     180,876
 Shareholder Servicing Fees          150,730
 Distribution Fees:
  Class A                             58,969
  Class B                              9,812
 Administrative Fees                  60,290
 Transfer Agent Fees                  25,052
 Registration Fees                    14,557
 Audit Fees                           11,928
 Custodian Fees                       11,028
 Other Expenses                        4,767
 Directors Fees                        3,833
 Professional Fees                     3,367
 Shareholder Reporting Fees            1,189
---------------------------------------------
  Total Expenses                     536,398
---------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                 (15,541)
   Paid Indirectly                      (190)
---------------------------------------------
  Total Net Expenses                 520,667
---------------------------------------------
 Net Investment Income (Loss)      1,774,408
---------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities                    (2)
 Futures Contracts                   (23,649)
---------------------------------------------
  Net Realized Gain (Loss)
   on Investments                    (23,651)
---------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities             (430,310)
  Futures Contracts                  (31,407)
---------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments    (461,717)
---------------------------------------------
Net Gain (Loss) on Investments      (485,368)
---------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $1,289,040
---------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                              Municipal Bond Fund



Statement of Changes in Net Assets

                                                                            For the          For the
                                                                        Six Months Ended    Year Ended
                                                                       September 30, 2004 March 31, 2004
--------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                              $1,774,408       $3,530,928
  Net Realized Gain (Loss) on Investments                                      (23,651)       2,222,881
  Net Change in Unrealized Appreciation (Depreciation) of Investments         (461,717)         333,407
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations           1,289,040        6,087,216
--------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income          (1,744,224)      (3,457,188)
  Distributions to Class B Shareholders from Net Investment Income             (30,183)         (73,738)
  Distributions to Class A Shareholders from Net Realized
   Gain on Investments                                                              --       (1,665,013)
  Distributions to Class B Shareholders from Net Realized
   Gain on Investments                                                              --          (37,736)
--------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                      (1,774,407)      (5,233,675)
--------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 297,275 and 1,256,873 Shares                         3,233,040       13,870,127
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (125,966 and 435,740 shares, respectively)                                1,362,267        4,797,295
  Payments for 469,089 and 603,989 Shares Redeemed                          (5,062,225)      (6,672,111)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((45,848) and 1,088,624 shares, respectively)          (466,918)      11,995,311
--------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 9,233 and 38,308 Shares                                100,549          423,242
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (1,909 and 8,266 shares, respectively)                                       20,645           91,011
  Payments for 12,620 and 126,485 Shares Redeemed                             (137,008)      (1,385,345)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((1,478) and (79,911) shares, respectively)             (15,814)        (871,092)
--------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                      (968,099)      11,977,760

Net Assets
 Beginning of Period                                                       123,280,353      111,302,593
--------------------------------------------------------------------------------------------------------
 End of Period (includes undistributed net investment income
  (loss) of $34,685 and $34,684 respectively)                             $122,312,254     $123,280,353
--------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              Municipal Bond Fund

                                                             September 30, 2004


Financial Highlights

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                         For the
                                     Six Months Ended     For the         For the        For the       For the        For the
                                      September 30,      Year Ended      Year Ended     Year Ended    Year Ended     Year Ended
(For a share outstanding                   2004          March 31,       March 31,      March 31,     March 31,      March 31,
throughout the period)                 (Unaudited)        2004(a)         2003(a)        2002(a)       2001(a)        2000(a)
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of
  Period                                     $11.06          $10.98          $10.50         $10.70       $10.07         $10.63
  Income from Investment
   Operations:
   Net Investment Income (Loss)                0.16(b)         0.33(b)         0.41(b)        0.44         0.46(b)        0.46(c)
   Net Realized and Unrealized
    Gains (Losses) on Investments             (0.04)           0.24            0.61           0.01         0.65          (0.49)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                0.12            0.57            1.02           0.45         1.11          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                         (0.16)          (0.33)          (0.42)         (0.45)       (0.46)         (0.46)
   Distributions from Realized
    Gains on Investments                         --           (0.16)          (0.12)         (0.20)       (0.02)         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.16)          (0.49)          (0.54)         (0.65)       (0.48)         (0.53)
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period              $11.02          $11.06          $10.98         $10.50       $10.70         $10.07
---------------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                              1.12%(g)        5.31%           9.88%          4.26%       11.34%        (0.10)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period             $119,664,101    $120,606,013    $107,769,680    $57,372,945  $37,272,578    $33,486,954
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses
  to Average Net Assets                       0.88%(f)        0.89%           0.93%          1.00%        1.09%          1.14%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to Average
  Net Assets                                  0.85%(f)        0.85%           0.85%          0.85%        0.85%          0.85%
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                                      1.48%(f)        3.01%           3.78%          4.14%        4.45%          4.55%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                     13.41%         814.99%(e)       47.56%        172.55%      140.65%        184.70%
---------------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund's advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

(f)Computed on an annualized basis.

(g)Reflects total return for the period; not annualized.


The Accompanying Notes are an Integral Part of the Financial Statements.

                              Municipal Bond Fund



Financial Highlights (continued)

                                                                                     CLASS B
                                              ------------------------------------------------------------------------
                                                  For the
                                              Six Months Ended   For the       For the       For the       For the
                                               September 30,    Year Ended    Year Ended    Year Ended    Year Ended
(For a share outstanding                            2004        March 31,     March 31,     March 31,     March 31,
throughout the period)                          (Unaudited)      2004(a)       2003(a)       2002(a)       2001(a)
-----------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period                $11.06        $10.98        $10.50        $10.70        $10.07
  Income from Investment Operations:
   Net Investment Income (Loss)                        0.13(b)       0.26(b)       0.34(b)       0.37          0.39(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                           (0.04)         0.24          0.61          0.00(c)       0.65
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   0.09          0.50          0.95          0.37          1.04
-----------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income           (0.13)        (0.26)        (0.35)        (0.37)        (0.39)
   Distributions from Realized Gains on
    Investments                                          --         (0.16)        (0.12)        (0.20)        (0.02)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (0.13)        (0.42)        (0.47)        (0.57)        (0.41)
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $11.02        $11.06        $10.98        $10.50        $10.70
-----------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                      0.80%(h)      4.62%         9.16%         3.58%        10.62%
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                       $2,648,153    $2,674,340    $3,532,913    $1,429,016    $1,077,137
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                                  1.53%(g)      1.54%         1.58%         1.65%         1.74%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                                  1.50%(g)      1.50%         1.50%         1.50%         1.50%
-----------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                        1.16%(g)      2.39%         3.11%         3.49%         3.80%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                             13.41%       814.99%(f)     47.56%       172.55%       140.65%
-----------------------------------------------------------------------------------------------------------------------

                                              -------------

                                               For the
                                              Year Ended
(For a share outstanding                      March 31,
throughout the period)                         2000(a)
----------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period            $10.63
  Income from Investment Operations:
   Net Investment Income (Loss)                    0.40(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                       (0.49)
----------------------------------------------------------
    Total from Investment Operations              (0.09)
----------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income       (0.40)
   Distributions from Realized Gains on
    Investments                                   (0.07)
----------------------------------------------------------
    Total Distributions                           (0.47)
----------------------------------------------------------
 Net Asset Value, End of Period                  $10.07
----------------------------------------------------------
 Total Return(d)                                (0.75)%
----------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                     $877,436
----------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                              1.78%
----------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                              1.50%
----------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                    3.90%
----------------------------------------------------------
 Portfolio Turnover Rate                        184.70%
----------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Amount is less than $0.005.

(f)Portfolio turnover rate includes the effect of using U.S. Treasuries in same day trades to manage interest rate risk. The rate would be 238.41% if this trading activity was excluded from the calculation. The Fund's advisor intends to manage interest rate risk in the future through the use of futures contracts and other derivatives-related hedging strategies, many of which would not impact the portfolio turnover rate.

(g)Computed on an annualized basis.

(h)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Select Bond Fund

                                                             September 30, 2004


Statement of Assets and Liabilities

September 30, 2004
-------------------------------------------------------
Assets
Investments, at value(1)                  $206,152,317
Cash                                           800,451
Dividends and Interest Receivables           1,866,536
Due From Sale of Fund Shares                   720,198
-------------------------------------------------------
  Total Assets                             209,539,502
-------------------------------------------------------
Liabilities
Due on Purchase of Securities and
 Securities Lending Collateral              11,957,171
Income Dividend Payable                        572,154
Accrued Expenses                                79,235
Due to Investment Advisor                       42,693
Due on Redemption of Fund Shares                37,671
Accrued Distribution Fees                       31,923
Accrued Administrative Fees                     16,105
Futures Variation Margin                         9,750
-------------------------------------------------------
  Total Liabilities                         12,746,702
-------------------------------------------------------
Net Assets                                $196,792,800
-------------------------------------------------------
Represented By:
Aggregate Paid-in Capital(2)(3)           $196,984,334
Undistributed Net Investment Income
 (Loss)                                     (1,070,972)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments           (61,170)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                        889,796
  Futures Contracts                             50,812
-------------------------------------------------------
Net Assets for
 Shares Outstanding(2)                    $196,792,800
-------------------------------------------------------
Per Share of Class A (Based on 18,640,893
 Shares Issued and Outstanding):
  Offering Price                                $10.32
-------------------------------------------------------
  Net Asset Value and
   Redemption Price                              $9.83
-------------------------------------------------------
Per Share of Class B (Based on 1,128,412
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $9.83
-------------------------------------------------------
Per Share of Class C (Based on 247,566
 Shares Issued and Outstanding):
  Net Asset Value and Offering Price             $9.83
-------------------------------------------------------
(1) Investments, at cost                  $205,262,521
(2) Shares Outstanding                      20,016,871
(3) Shares authorized, $.001 par value     300,000,000


Statement of Operations

For the Six Months Ended September 30, 2004
---------------------------------------------
Investment Income
Income
 Interest                         $3,634,028
---------------------------------------------
Expenses
 Management Fees                     267,054
 Shareholder Servicing Fees          222,545
 Distribution Fees:
  Class A                             82,391
  Class B                             41,349
  Class C                              7,729
 Administrative Fees                  89,018
 Transfer Agent Fees                  63,324
 Registration Fees                    22,875
 Other Expenses                       11,485
 Audit Fees                           11,119
 Custodian Fees                       10,824
 Shareholder Reporting Fees            4,166
 Directors Fees                        3,833
 Professional Fees                     1,447
---------------------------------------------
  Total Expenses                     839,159
---------------------------------------------
  Less Waived Fees:
   Paid by Affiliate                 (40,678)
   Paid Indirectly                      (194)
---------------------------------------------
  Total Net Expenses                 798,287
---------------------------------------------
 Net Investment Income (Loss)      2,835,741
---------------------------------------------

Realized and Unrealized Gain
  (Loss) on Investments
Net Realized Gain (Loss) on:
 Investment Securities              (405,493)
 Futures Contracts                   238,468
---------------------------------------------
  Net Realized Gain (Loss)
   on Investments                   (167,025)
---------------------------------------------
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities           (1,006,598)
  Futures Contracts                 (248,032)
---------------------------------------------
  Net Unrealized Appreciation
   (Depreciation) of Investments  (1,254,630)
---------------------------------------------
Net Gain (Loss) on Investments    (1,421,655)
---------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting
 from Operations                  $1,414,086
---------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

(Prepared from Unaudited Figures)

                               Select Bond Fund



Statement of Changes in Net Assets

                                                                             For the          For the
                                                                         Six Months Ended    Year Ended
                                                                        September 30, 2004 March 31, 2004
---------------------------------------------------------------------------------------------------------
Change in Net Assets
 Operations
  Net Investment Income (Loss)                                               $2,835,741       $4,194,084
  Net Realized Gain (Loss) on Investments                                      (167,025)       3,413,803
  Net Change in Unrealized Appreciation (Depreciation) of Investments        (1,254,630)         966,206
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations            1,414,086        8,574,093
---------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Distributions to Class A Shareholders from Net Investment Income           (3,072,040)      (4,552,200)
  Distributions to Class B Shareholders from Net Investment Income             (170,088)        (331,438)
  Distributions to Class C Shareholders from Net Investment Income              (31,531)         (12,193)
  Distributions to Class A Shareholders from Net Realized
   Gain on Investments                                                               --       (3,155,481)
  Distributions to Class B Shareholders from Net Realized
   Gain on Investments                                                               --         (270,966)
  Distributions to Class C Shareholders from Net Realized
   Gain on Investments                                                               --          (25,631)
---------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
    from Distributions to Shareholders                                       (3,273,659)      (8,347,909)
---------------------------------------------------------------------------------------------------------
 Fund Share Transactions:
 Class A
  Proceeds from Sale of 4,994,953 and 5,150,075 Shares                       48,003,554       51,527,334
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (243,644 and 722,558 shares, respectively)                                 2,352,239        7,170,995
  Payments for 1,229,746 and 2,053,298 Shares Redeemed                      (11,883,368)     (20,432,726)
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (4,008,851 and 3,819,335 shares, respectively)        38,472,425       38,265,603
---------------------------------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 91,905 and 174,309 Shares                               892,564        3,872,660
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (11,980 and 49,193 shares, respectively)                                     115,588          487,949
  Payments for 109,916 and 310,956 Shares Redeemed                           (1,061,125)      (3,101,690)
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions ((6,031) and (87,454) shares, respectively)              (52,973)       1,258,919
---------------------------------------------------------------------------------------------------------
 Class C
  Proceeds from Sale of 85,260 and 159,400 Shares                               824,448        1,594,079
  Proceeds from Shares Issued on Reinvestment of Distributions Paid
   (2,623 and 3,834 shares, respectively)                                        25,322           37,784
  Payments for 3,551 and 0 Shares Redeemed                                      (33,911)              --
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Fund
    Share Transactions (84,332 and 163,234 shares, respectively)                815,859        1,631,863
---------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                                     37,375,738       41,382,569

Net Assets
 Beginning of Period                                                        159,417,062      118,034,493
---------------------------------------------------------------------------------------------------------
 End of Period (Includes undistributed net investment income
  (loss) of $(1,070,972) and $(633,054) respectively)                      $196,792,800     $159,417,062
---------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Select Bond Fund

                                                             September 30, 2004


Financial Highlights


                                                                                 CLASS A
                                       -----------------------------------------------------------------------------
                                           For the
                                       Six Months Ended     For the         For the        For the       For the
                                        September 30,      Year Ended      Year Ended     Year Ended    Year Ended
(For a share outstanding                     2004          March 31,       March 31,      March 31,     March 31,
throughout the period)                   (Unaudited)        2004(a)         2003(a)        2002(a)       2001(a)
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period          $10.01           $9.98           $9.50          $9.69        $9.13
  Income from Investment
   Operations:
   Net Investment Income (Loss)                  0.16(b)         0.31(b)         0.41(b)        0.49         0.61(b)
   Net Realized and Unrealized
    Gains
    (Losses) on Investments                     (0.16)           0.32            0.82           0.05         0.56
---------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                    --            0.63            1.23           0.54         1.17
---------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                           (0.18)          (0.36)          (0.45)         (0.49)       (0.61)
   Distributions from Realized Gains
    on Investments                                 --           (0.24)          (0.30)         (0.24)          --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.18)          (0.60)          (0.75)         (0.73)       (0.61)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                 $9.83          $10.01           $9.98          $9.50        $9.69
---------------------------------------------------------------------------------------------------------------------
 Total Return(d)                                0.06%(f)        6.50%          13.19%          5.76%       13.32%
---------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period               $183,265,764    $146,430,880    $107,952,560    $64,073,225  $41,428,580
---------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                            0.89%(e)        0.93%           0.96%          1.04%        1.14%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                            0.85%(e)        0.85%           0.85%          0.85%        0.85%
---------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                  1.62%(e)        3.08%           4.13%          4.97%        6.57%
---------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                       60.95%         167.56%         213.99%        129.22%      187.60%
---------------------------------------------------------------------------------------------------------------------

                                       ---------------

                                          For the
                                         Year Ended
(For a share outstanding                 March 31,
throughout the period)                    2000(a)
-----------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period        $9.66
  Income from Investment
   Operations:
   Net Investment Income (Loss)               0.68(c)
   Net Realized and Unrealized
    Gains
    (Losses) on Investments                  (0.47)
-----------------------------------------------------
    Total from Investment
     Operations                               0.21
-----------------------------------------------------
  Less Distributions:
   Distributions from Net
    Investment Income                        (0.63)
   Distributions from Realized Gains
    on Investments                           (0.11)
-----------------------------------------------------
    Total Distributions                      (0.74)
-----------------------------------------------------
 Net Asset Value, End of Period              $9.13
-----------------------------------------------------
 Total Return(d)                             2.26%
-----------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period             $32,388,650
-----------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                         1.26%
-----------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                         0.85%
-----------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets               6.70%
-----------------------------------------------------
 Portfolio Turnover Rate                    92.12%
-----------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               Select Bond Fund



Financial Highlights (continued)

                                                                              CLASS B
                                       --------------------------------------------------------------------------------------
                                           For the
                                       Six Months Ended    For the        For the      For the      For the       For the
                                        September 30,     Year Ended     Year Ended   Year Ended   Year Ended    Year Ended
(For a share outstanding                     2004         March 31,      March 31,    March 31,    March 31,     March 31,
throughout the period)                   (Unaudited)       2004(a)        2003(a)      2002(a)      2001(a)       2000(a)
-----------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period         $10.01          $9.98          $9.50         $9.69       $9.12         $9.66
  Income from Investment Operations:
   Net Investment Income (Loss)                 0.13(b)        0.24(b)        0.34(b)       0.43        0.55(b)       0.60(c)
   Net Realized and Unrealized Gains
    (Losses) on Investments                    (0.16)          0.33           0.82          0.05        0.57         (0.46)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment
     Operations                                (0.03)          0.57           1.16          0.48        1.12          0.14
-----------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment
    Income                                     (0.15)         (0.30)         (0.38)        (0.43)      (0.55)        (0.57)
   Distributions from Realized Gains
    on Investments                                --          (0.24)         (0.30)        (0.24)         --         (0.11)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.15)         (0.54)         (0.68)        (0.67)      (0.55)        (0.68)
-----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                $9.83         $10.01          $9.98         $9.50       $9.69         $9.12
-----------------------------------------------------------------------------------------------------------------------------
 Total Return(d)                             (0.27)%(f)       5.80%         12.46%         5.08%      12.71%         1.49%
-----------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period               $11,093,559    $11,352,945    $10,081,933    $4,517,809  $3,154,904    $2,277,324
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                           1.55%(e)       1.57%          1.61%         1.69%       1.78%         1.90%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                           1.50%(e)       1.50%          1.50%         1.50%       1.50%         1.50%
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                 1.30%(e)       2.44%          3.41%         4.32%       5.92%         6.05%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                      60.95%        167.56%        213.99%       129.22%     187.60%        92.12%
-----------------------------------------------------------------------------------------------------------------------------

(a)For the twelve months ended March 31.

(b)Calculated based on average shares outstanding.

(c)Calculated prior to adjustment for certain book and tax income differences.

(d)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(e)Computed on an annualized basis.

(f)Reflects total return for the period; not annualized.


The Accompanying Notes are an Integral Part of the Financial Statements.

                               Select Bond Fund

                                                             September 30, 2004


Financial Highlights

                                                                     CLASS C
                                                      -------------------------------------
                                                          For the         For the Period
                                                      Six Months Ended November 17, 2003(a)
                                                       September 30,         through
(For a share outstanding                                    2004            March 31,
throughout the period)                                  (Unaudited)            2004
-------------------------------------------------------------------------------------------
Selected Per Share Data
 Net Asset Value, Beginning of Period                        $10.01             $10.04
  Income from Investment Operations:
   Net Investment Income (Loss)                                 .13(b)            0.08(b)
   Net Realized and Unrealized Gains
    (Losses) on Investments                                    (.16)              0.23
-------------------------------------------------------------------------------------------
    Total from Investment Operations                          (0.03)              0.31
-------------------------------------------------------------------------------------------
  Less Distributions:
   Distributions from Net Investment Income                   (0.15)             (0.10)
   Distributions from Realized Gains on Investments              --              (0.24)
-------------------------------------------------------------------------------------------
    Total Distributions                                       (0.15)             (0.34)
-------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $9.83             $10.01
-------------------------------------------------------------------------------------------
 Total Return(c)                                            (0.27)%(d)           3.14%(d)
-------------------------------------------------------------------------------------------
Ratios and Supplemental Data
 Net Assets, End of Period                               $2,433,477         $1,633,237
-------------------------------------------------------------------------------------------
 Ratio of Gross Expenses to
  Average Net Assets                                          1.54%(e)           1.61%(e)
-------------------------------------------------------------------------------------------
 Ratio of Net Expenses to
  Average Net Assets                                          1.50%(e)           1.50%(e)
-------------------------------------------------------------------------------------------
 Ratio of Net Investment Income
  (Loss) to Average Net Assets                                2.57%(e)           2.18%(e)
-------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                                     60.95%            167.56%(f)
-------------------------------------------------------------------------------------------

(a)Share Class commenced operations on November 17, 2003.

(b)Calculated based on average shares outstanding.

(c)Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)Reflects total return for the period; not annualized.

(e)Computed on an annualized basis.

(f)Portfolio Turnover Rate is for the Fund for the fiscal year ended March 31, 2004.

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

Note 1

Mason Street Funds, Inc. was incorporated under the laws of the state of Maryland on August 30, 1996 as an open-end investment company under the Investment Company Act of 1940. Mason Street Funds consist of the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, High Yield Bond, Municipal Bond and Select Bond Funds, collectively known as the "Funds." All Funds commenced operations on March 31, 1997, except the Small Cap Growth Stock and the Index 400 Stock Funds, which commenced operations on July 12, 1999.

Each Fund is diversified, except the Index 400 Stock and the Index 500 Stock Funds which are non-diversified. Each Fund offers two classes of shares: Class A shares with an initial sales charge up to 4.75% and Class B shares with a contingent deferred sales charge of 5.0% for redemptions in one year or less, declining to 0% over a period of up to six years. Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. Effective November 17, 2003, the Small Cap Growth Stock, Aggressive Growth Stock, Growth Stock, Asset Allocation, High Yield Bond and Select Bond Funds issued an additional class of shares: Class C shares with a contingent deferred sales charge of 1.0% for redemptions within a period of eighteen months. Class C shares are automatically converted to Class A shares ten years after the purchase of such Class C shares. Each class of shares has equal rights with respect to voting privileges.

As of September 30, 2004, The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and an affiliate own the following percentages of each
Fund:

                               Percentage
Fund                         of Ownership
-----------------------------------------
Small Cap Growth Stock Fund           11%
-----------------------------------------
Aggressive Growth Stock Fund          72%
-----------------------------------------
International Equity Fund             88%
-----------------------------------------
Index 400 Stock Fund                  81%
-----------------------------------------
Growth Stock Fund                     83%
-----------------------------------------
Large Cap Core Stock Fund             92%
-----------------------------------------
Index 500 Stock Fund                  63%
-----------------------------------------
Asset Allocation Fund                 48%
-----------------------------------------
High Yield Bond Fund                  78%
-----------------------------------------
Municipal Bond Fund                   76%
-----------------------------------------
Select Bond Fund                      40%
-----------------------------------------

During the fiscal year ended March 31, 2004, Northwestern Mutual and an affiliate invested into the Funds the following amounts:

Fund                               2004
---------------------------------------
Small Cap Growth Stock Fund  $1,000,000
---------------------------------------
Aggressive Growth Stock Fund  1,000,000
---------------------------------------
International Equity Fund            --
---------------------------------------
Index 400 Stock Fund                 --
---------------------------------------
Growth Stock Fund             1,000,000
---------------------------------------
Large Cap Core Stock Fund            --
---------------------------------------
Index 500 Stock Fund                 --
---------------------------------------
Asset Allocation Fund         1,000,000
---------------------------------------
High Yield Bond Fund          1,000,000
---------------------------------------
Municipal Bond Fund                  --
---------------------------------------
Select Bond Fund              1,000,000
---------------------------------------

Note 2

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies are summarized in the following Notes.

Note 3

Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Stocks listed on a national or foreign stock exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Stocks listed on the NASDAQ Stock Market, Inc. ("NASDAQ") for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP. If there has been no sale on such exchange or on NASDAQ, the security is valued at the prior day's price. Stocks that are not listed on a national or foreign stock exchange are generally valued at the closing bid price on the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market

                                                             September 30, 2004


quotations or the market quotations for other reasons do not reflect information material to the value of those securities.

Generally, money market investments with maturities exceeding 60 days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of 60 days or less are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4

Certain of the Funds may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Funds purchase or sell a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risk may arise from changes in market value of underlying instruments and from the possible inability of counter-parties to meet the terms of their contracts.

The Funds do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such foreign exchange rate fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

For federal income tax purposes, net realized and unrealized foreign exchange gains or losses are generally required to be treated as ordinary income.

Note 5

The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, Municipal Bond and Select Bond Funds may invest in futures contracts as an alternative to investing in individual securities and therefore could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Funds receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 6

The Asset Allocation and Select Bond Funds have entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. At September 30, 2004, the Asset Allocation Fund had a cost, value and obligation liability of $2,497,164, $2,490,998 and $2,503,594, respectively. At September 30, 2004, the Select Bond Fund had a cost, value and obligation liability of $11,184,170, $11,160,979 and $11,212,981, respectively. The obligation liability is included in the Due on Purchases of Securities on the Fund's Statement of Assets and Liabilities. Securities subject to these agreements had a contractual maturity of 10/1/34. The weighted average interest rate was 4.50% for both the Asset Allocation Fund and the Select Bond Fund.

Note 7

Income, expenses, realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding for the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock and Asset Allocation Funds. Dividends and other distributions are calculated in a similar manner and are declared and distributed to shareholders annually for these Funds.

For the High Yield Bond, Municipal Bond and Select Bond Funds, income and expenses are allocated daily to each class of shares based on the value of settled shares. Realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding. Dividends and other distributions are calculated in a similar manner. Income dividends are declared daily and paid monthly.

Capital gain dividends are declared and distributed annually.

Note 8

Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased in the Funds are amortized to interest income over the term of the respective securities using the effective interest method. For financial statement purposes, securities transactions are accounted for on trade date.

The basis for determining cost on sale of securities is identified cost. For the period ended September 30, 2004, transactions in securities other than money market investments were:

                                      Purchases                   Sales/Maturities
                             -----------------------------  ----------------------------
                             U.S. Government                U.S. Government
Fund                           Securities       Other         Securities       Other
----------------------------------------------------------------------------------------
Small Cap Growth Stock Fund    $       --    $ 14,632,643     $        --   $ 11,212,502
----------------------------------------------------------------------------------------
Aggressive Growth Stock Fund           --      54,907,228              --     54,520,764
----------------------------------------------------------------------------------------
International Equity Fund              --      25,847,734              --     20,135,073
----------------------------------------------------------------------------------------
Index 400 Stock Fund                   --      10,464,676              --     13,803,657
----------------------------------------------------------------------------------------
Growth Stock Fund                      --      23,414,536              --     28,678,042
----------------------------------------------------------------------------------------
Large Cap Core Stock Fund              --      28,455,504              --     27,619,243
----------------------------------------------------------------------------------------
Index 500 Stock Fund                   --       2,484,537              --      2,845,206
----------------------------------------------------------------------------------------
Asset Allocation Fund          17,544,228      49,757,899      23,973,035     36,617,151
----------------------------------------------------------------------------------------
High Yield Bond Fund                   --     116,096,797              --    109,713,784
----------------------------------------------------------------------------------------
Municipal Bond Fund             3,706,992      11,195,653       3,814,591     15,804,846
----------------------------------------------------------------------------------------
Select Bond Fund               94,844,075      45,331,453      94,846,242      7,865,831
----------------------------------------------------------------------------------------

                                                             September 30, 2004



Note 9

Mason Street Advisors, LLC (a wholly-owned company of Northwestern Mutual) ("MSA") serves as investment advisor to each of the Funds, with the International Equity Fund also being served by a subadviser. Each Fund pays MSA a fee for investment advisory services at an annual rate based on average daily net assets of the Fund according to the following schedule:

Fund                           Fee
----------------------------------
Small Cap Growth Stock Fund  0.85%
----------------------------------
Aggressive Growth Stock Fund 0.75%
----------------------------------
International Equity Fund    0.85%
----------------------------------
Index 400 Stock Fund         0.25%
----------------------------------
Growth Stock Fund            0.75%
----------------------------------
Large Cap Core Stock Fund    0.65%
----------------------------------
Index 500 Stock Fund         0.25%
----------------------------------
Asset Allocation Fund        0.70%
----------------------------------
High Yield Bond Fund         0.75%
----------------------------------
Municipal Bond Fund          0.30%
----------------------------------
Select Bond Fund             0.30%
----------------------------------

Templeton Investment Counsel, Inc. ("Templeton") has been retained under an investment subadvisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Fund. From the investment advisory fees received from the Fund, MSA pays Templeton 0.50% on the first $100 million of the combined net assets for all funds managed for MSA by Templeton and 0.40% on the combined net assets in excess of $100 million.

Northwestern Mutual Investment Services, LLC (a wholly-owned company of Northwestern Mutual) ("NMIS") serves as the Distributor of the Funds. NMIS is an affiliate of MSA. The Funds have a 12b-1 distribution plan and shareholder services agreement with NMIS pursuant to which they pay an annual fee of 0.35% for Class A shares and 1.00% for Classes B and C shares. This fee is calculated on average daily net assets.

The 0.35% fee for Class A shares is comprised of a 0.25% shareholder servicing fee and a 0.10% distribution fee paid to NMIS. The 1.00% fee for Classes B and C shares is comprised of a 0.25% shareholder servicing fee and a 0.75% distribution fee paid to NMIS.

NMIS received $390,542 of dealer allowances for the period ended September 30, 2004. NMIS received $92,094 of underwriting concessions from Class A sales charges, $77,910 of contingent deferred sales charges from Class B shares and $672 of contingent deferred sales charges from Class C shares for the period ended September 30, 2004. NMIS attributes approximately $422,237 of fee income from fees earned on Mason Street Funds held in wrap accounts.

Each Fund also pays the administrator, Northwestern Mutual, a monthly fee at an annual rate of 0.10% plus costs for pricing securities. This administration fee is for services including recordkeeping, preparation of reports and fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

In addition, each Fund pays transfer agent and custodian fees, outside professional and auditing fees, registration fees, insurance premiums, Directors' fees and expenses, and the printing and mailing costs of sending reports and other information to existing shareholders.

The Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for maintaining compensating balances in non-interest bearing accounts. Custodian fees in the accompanying financial statements are reported gross of such reductions which are presented as expense offsets. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements.

MSA, Northwestern Mutual and NMIS have agreed to waive their fees and absorb certain other operating expenses through March 31, 2006, to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Fund                      Class A Class B Class C
-------------------------------------------------
Small Cap Growth Stock
  Fund                      1.40%   2.05%   2.05%
-------------------------------------------------
Aggressive Growth Stock
  Fund                      1.30%   1.95%   1.95%
-------------------------------------------------
International Equity Fund   1.65%   2.30%     N/A
-------------------------------------------------
Index 400 Stock Fund        0.80%   1.45%     N/A
-------------------------------------------------
Growth Stock Fund           1.30%   1.95%   1.95%
-------------------------------------------------
Large Cap Core Stock Fund   1.20%   1.85%     N/A
-------------------------------------------------
Index 500 Stock Fund        0.80%   1.45%     N/A
-------------------------------------------------
Asset Allocation Fund       1.35%   2.00%   2.00%
-------------------------------------------------
High Yield Bond Fund        1.30%   1.95%   1.95%
-------------------------------------------------
Municipal Bond Fund         0.85%   1.50%     N/A
-------------------------------------------------
Select Bond Fund            0.85%   1.50%   1.50%
-------------------------------------------------

MSA, Northwestern Mutual and NMIS have waived the following fees for the period ended September 30, 2004:

                                Distribution Fees
                             ------------------------
Fund                         Class A Class B Class C  Other    Total
----------------------------------------------------------------------
Small Cap Growth Stock Fund     $101     $--     $11 $104,630 $104,742
----------------------------------------------------------------------
Aggressive Growth Stock Fund     346      --      19   74,567   74,932
----------------------------------------------------------------------
International Equity Fund         --      --     N/A       --       --
----------------------------------------------------------------------
Index 400 Stock Fund              --      57     N/A   14,483   14,540
----------------------------------------------------------------------
Growth Stock Fund                 68      --      --   55,811   55,879
----------------------------------------------------------------------
Large Cap Core Stock Fund        148      --     N/A   20,230   20,378
----------------------------------------------------------------------
Index 500 Stock Fund             742      --     N/A   80,562   81,304
----------------------------------------------------------------------
Asset Allocation Fund            140      --      --   39,923   40,063
----------------------------------------------------------------------
High Yield Bond Fund           1,912      --      --   30,093   32,005
----------------------------------------------------------------------
Municipal Bond Fund               99      --     N/A   15,442   15,541
----------------------------------------------------------------------
Select Bond Fund                  --     322      --   40,356   40,678
----------------------------------------------------------------------

The Small Cap Growth Stock Fund and Aggressive Growth Stock Fund paid commissions on Fund transactions to affiliated brokers in the amount of $705 and $3,885, respectively, during the period ended September 30, 2004.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Funds has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which an affiliated broker is a member.


Note 10

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Accordingly, no provisions have been made for federal taxes.

Taxable distributions from net investment income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gain/loss recognition, the reclassification of certain gains or losses from capital to income and differences in premium amortization. The differences between cost amounts for book purposes and tax purposes are due primarily to timing of recognition of certain gains and losses for tax purposes.

It is the policy of each Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

                                                             September 30, 2004



Note 11

When applicable, each of the Funds made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the year ended March 31, 2004 was as follows:

                             2004 Distributions Paid From:
                             -----------------------------
                                            Long-term
                              Ordinary       Capital
Fund                           Income         Gain
----------------------------------------------------------
Small Cap Growth Stock Fund  $       --     $       --
----------------------------------------------------------
Aggressive Growth Stock Fund         --             --
----------------------------------------------------------
International Equity Fund     1,765,743             --
----------------------------------------------------------
Index 400 Stock Fund            949,711      1,292,683
----------------------------------------------------------
Growth Stock Fund                    --             --
----------------------------------------------------------
Large Cap Core Stock Fund       309,282             --
----------------------------------------------------------
Index 500 Stock Fund          1,064,978             --
----------------------------------------------------------
Asset Allocation Fund         1,645,386             --
----------------------------------------------------------
High Yield Bond Fund          9,731,363             --
----------------------------------------------------------
Municipal Bond Fund           5,066,655        167,020
----------------------------------------------------------
Select Bond Fund              7,030,399      1,317,510
----------------------------------------------------------

As of March 31, 2004, the components of the distributable earnings on a tax basis were as follows:

                                             Undistributed
                                               Long-term                   Unrealized
                              Undistributed     Capital     Accumulated   Appreciation
Fund                         Ordinary Income     Gains        Losses     (Depreciation)    Total
----------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund    $       --     $1,567,788   $         --   $ 3,728,558   $ 5,296,346
----------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund           --             --     (8,870,691)   26,211,099    17,340,408
----------------------------------------------------------------------------------------------------
International Equity Fund         218,973             --     (6,043,091)   43,214,032    37,389,914
----------------------------------------------------------------------------------------------------
Index 400 Stock Fund              987,034        868,924             --    35,462,901    37,318,859
----------------------------------------------------------------------------------------------------
Growth Stock Fund                      --             --     (3,621,531)   20,476,194    16,854,663
----------------------------------------------------------------------------------------------------
Large Cap Core Stock Fund          73,363             --    (16,732,171)   21,630,318     4,971,510
----------------------------------------------------------------------------------------------------
Index 500 Stock Fund              273,766        102,357             --    15,159,749    15,535,872
----------------------------------------------------------------------------------------------------
Asset Allocation Fund             420,470             --        (56,457)   19,544,667    19,908,680
----------------------------------------------------------------------------------------------------
High Yield Bond Fund              138,966             --    (10,880,236)    6,187,624    (4,553,646)
----------------------------------------------------------------------------------------------------
Municipal Bond Fund             1,844,927*        64,163             --     2,874,823     4,783,913
----------------------------------------------------------------------------------------------------
Select Bond Fund                  947,336        557,264             --        97,968     1,602,568
----------------------------------------------------------------------------------------------------

* A significant portion of this amount represents tax-exempt income.

Certain losses incurred by the Funds after October 31, 2003 are deferred and deemed to have occurred in the next fiscal year for tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains, if any, to the extent permitted by the Internal Revenue Code. A summary of the Funds' post-October losses and capital loss carryovers as of March 31, 2004 is provided below:

Fund                      Post-October Losses
---------------------------------------------
International Equity Fund             $63,390
---------------------------------------------

                               Capital Loss Carryovers
                             ---------------------------
Fund                           Amount     Expiration(s)
--------------------------------------------------------
Small Cap Growth Stock Fund  $        --       --
--------------------------------------------------------
Aggressive Growth Stock Fund   8,870,691     3/31/11
--------------------------------------------------------
International Equity Fund      5,979,701 3/31/10-3/31/11
--------------------------------------------------------
Index 400 Stock Fund                  --       --
--------------------------------------------------------
Growth Stock Fund              3,621,531     3/31/11
--------------------------------------------------------
Large Cap Core Stock Fund     16,732,171 3/31/10-3/31/12
--------------------------------------------------------
Index 500 Stock Fund                  --       --
--------------------------------------------------------
Asset Allocation Fund             56,457     3/31/11
--------------------------------------------------------
High Yield Bond Fund          10,880,236 3/31/09-3/31/11
--------------------------------------------------------

Note 12

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-627-6678. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov. The information regarding how the Funds voted proxies during the most recent twelve-month period ended September 30, 2004 is also available without charge, upon request, by calling toll free 1-888-627-6678, or on the Securities and Exchange Commission's website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a current Prospectus for Mason Street Funds. The Prospectus contains more complete information about sales charges, fees and expenses. You should read it carefully before you invest. Shares of Mason Street Funds will fluctuate with market conditions and the value of your investment may be more or less than its cost.

"Standard & Poor's," "S&P," "S&P 500," "S&P 500 Index," "Standard & Poor's 500 Index," S&P MidCap 400 Index" and "Standard & Poor's MidCap 400 Index" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds.

Northwestern Mutual Investment Services, LLC, Distributor.

      Mason Street Funds
      P.O. Box 219419
      Kansas City, MO 64121-9419
      1-888-MASONST (1-888-627-6678)
      www.masonstreetfunds.com

      94-1002 1197 (REV 1104)

[LOGO] MasonStreet
 FUNDS/R/

ITEM 2.         CODE OF ETHICS

                Not applicable to semi-annual reports.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT

                Not applicable to semi-annual reports.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES

                Not applicable to semi-annual reports.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

                Not applicable.

ITEM 10.        DISCLOSURE CONTROLS AND PROCEDURES

                (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

                (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

                (a)(1)  Not applicable to semi-annual reports.

                (a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

                (a)(3)  Not applicable.

                (b) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASON STREET FUNDS, INC.

By:    /s/ Mark G. Doll
       ------------------------------------
       Mark G. Doll, President

Date:  November 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Mark G. Doll
       ------------------------------------
       Mark G. Doll, President

Date:  November 2, 2004

By:    /s/ Walter M. Givler
       ------------------------------------
       Walter M. Givler, Vice-President,
       Chief Financial Officer and
       Treasurer

Date:  November 2, 2004